UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2018 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities (Cost $10,000,000) 3.5%
FHLMC, 1.25%, 7/26/19	$10,000,000	$9,856,106
Short Term Investments 96.9%
U.S. Government and Agency Securities 96.1%
[a,b] FFCB, 9/04/18	6,475,000	6,475,000
[b] U.S. Treasury Bill,
[a,c] 10/11/18	68,500,000	68,362,186
[a] 1/03/19	57,500,000	57,090,764
5/23/19	53,000,000	52,120,067
7/18/19	52,000,000	50,930,830
8/15/19	39,000,000	38,112,344
Total U.S. Government and Agency Securities (Cost $273,147,458)		273,091,191
Total Investments before Money Market Funds
(Cost $283,147,458)		282,947,297

	Shares

Money Market Funds (Cost $2,276,159) 0.8%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	2,276,159	2,276,159
Total Investments (Cost $285,423,617) 100.4%.		285,223,456
[f] Other Assets, less Liabilities (0.4)%		(1,012,982)
Net Assets 100.0%		$284,210,474

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures and swap contracts. At August 31, 2018, the value of this security and/or cash pledged amounted to $5,027,864, representing 1.8% of net assets.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At August 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]

						Value/
						Unrealized
		Number of	Notional Expiration			Appreciation
Description	Type	Contracts	Amount*		Date (Depreciation)
Commodity Contracts
Coffee	Long	190	$7,253,250		12/18/18	$(198,710)
Gold 100 Oz	Long	148	17,859,160		12/27/18	(291,549)
Natural Gas	Long	150	4,408,500		10/29/18	(16,972)
NY Harbor ULSD.	Long	61	5,754,252		10/31/18	77,436
Soybean Meal	Long	210	8,856,750		11/14/18	(567,735)
WTI Crude Oil	Long	187	13,052,600		9/20/18	377,331
Total Futures Contracts.						$(620,199)

*As of period end.

At August 31, 2018, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
						Value/
	Pay					Unrealized
	Fixed	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency Counterparty Date			Value	(Depreciation)
OTC Swap Contracts
Long[b]
FP Custom Master Index[c]	0.22%	Atmaturity	MSCS	9/07/18	$226,283,002	$(1,816,998)
Morgan Stanley MSCBBE03 Index[c]	0.00%	Atmaturity	MSCS	9/28/18	47,400,000	—
TotalCommodity-LinkedTotalReturnSwapContracts						$(1,816,998)

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.
cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[d]	(Depreciation)	(%)
FP Custom Master Index
BloombergCommodityBrentCrudeOilSubindex	$23,985,999	$1,295,295	0.5
Bloomberg Commodity Copper Subindex	17,650,074	(566,298)	(0.2)
BloombergCommodityCornSubindex	18,555,206	(770,593)	(0.3)
BloombergCommodityCottonSubindex	4,751,943	(357,274)	(0.1)
BloombergCommodityGoldSubindex	22,854,584	(257,019)	(0.1)
BloombergCommodityHeatingOilSubindex	10,861,584	547,332	0.2
BloombergCommodityLeanHogsSubindex	4,299,377	66,934	—[e]
BloombergCommodityLiveCattleSubindex3MonthForward	11,540,433	(17,813)	—[e]
BloombergCommodityNaturalGasSubindex	13,576,980	407,482	0.1
BloombergCommodityNickelSubindex	8,598,754	(361,371)	(0.1)
BloombergCommoditySilverSubindex	9,503,886	(575,036)	(0.2)
Bloomberg Commodity Soybean Meal Subindex	12,445,565	(960,257)	(0.3)
Bloomberg Commodity Soybean Oil Subindex 3 Month Forward	9,956,452	43,467	—[e]
Bloomberg Commodity Soybeans Subindex	9,730,169	(591,840)	(0.2)
BloombergCommoditySugarSubindex	7,014,773	5,447	—[e]
Bloomberg Commodity Unleaded Gasoline Subindex	12,445,565	321,044	0.1
BloombergCommodityWheatSubindex	7,919,905	(504,555)	(0.2)
BloombergCommodityWTICrudeOilSubindex	20,591,753	458,057	0.2
Total	$226,283,002	$(1,816,998)	(0.6)
Morgan Stanley MSCBBE03 Index
BloombergCommodityAluminumSubindex	(5,925,000)	—	—
BloombergCommodityAluminumSubindex3MonthForward	5,925,000	—	—
BloombergCommodityCoffeeSubindex	(2,370,000)	—	—
BloombergCommodityCoffeeSubindex6MonthForward	2,370,000	—	—
Bloomberg Commodity Soybean Meal Subindex	(8,295,000)	—	—
Bloomberg Commodity Soybean Meal Subindex 3 Month Forward	2,370,000	—	—
Bloomberg Commodity Soybean Meal Subindex 6 Month Forward	5,925,000	—	—
Bloomberg Commodity Soybean Oil Subindex.	(8,295,000)	—	—
Bloomberg Commodity Soybean Oil Subindex 3 Month Forward	3,555,000	—	—
Bloomberg Commodity Soybean Oil Subindex 6 Month Forward	4,740,000	—	—
Bloomberg Commodity Soybeans Subindex	(10,665,000)	—	—
Bloomberg Commodity Soybeans Subindex 3 Month Forward	7,110,000	—	—
Bloomberg Commodity Soybeans Subindex 6 Month Forward	3,555,000	—	—
BloombergCommodityZincSubindex	(11,850,000)	—	—
BloombergCommodityZincSubindex3MonthForward	4,740,000	—	—
BloombergCommodityZincSubindex6MonthForward	7,110,000	—	—

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $228,100,000 for the FP Custom Master Index and $47,400,000 for the Morgan Stanley MSCBBE03 Index, allocated to each underlying instrument ona pro-rata basis).
eRounds to less than 0.1%.

See Abbreviations on page 7.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2018, the Fund held investments in affiliated management investment companies as follows:

		Number of			Number of				Net Change in
		Shares Held			Shares	Value			Unrealized
		at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
		of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64	%.	556,761	60,857,081	(59,137,683)	2,276,159	$2,276,159	$21,483	$—	$—

5. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2018, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2018, the net assets of the FP Subsidiary were $61,768,447, representing 21.7% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of August 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$9,856,106	$—	$9,856,106
Short Term Investments	268,892,350	6,475,000	—	275,367,350
Total Investments in Securities	$268,892,350	$16,331,106	$—	$285,223,456

Other Financial Instruments:
Futures Contracts	$454,767	$—	$—	$454,767

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,074,966	$—	$—	$1,074,966
Swap Contracts.	—	1,816,998	—	1,816,998
Total Other Financial Instruments	$1,074,966	$1,816,998	$—	$2,891,964

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services LLC	FFCB	Federal Farm Credit Bank
	FHLMC	Federal Home Loan Mortgage Corp.
	ULSD	Ultra-Low Sulfur Diesel

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2018 (unaudited)
Franklin K2 Alternative Strategies Fund

		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests 49.4%
Aerospace & Defense 1.0%
[a]The Boeing Co.	United States	8,006	$2,744,377
Harris Corp.	United States	10,749	1,746,820
[a]Heico Corp.	United States	33,537	3,041,135
[b]Mercury Systems Inc.	United States	17,110	932,666
Northrop Grumman Corp.	United States	178	53,131
[a]Rockwell Collins Inc.	United States	27,619	3,754,803
United Technologies Corp.	United States	778	102,463
			12,375,395
Air Freight & Logistics 0.3%
[a]FedEx Corp.	United States	15,373	3,750,243
Airlines 0.6%
American Airlines Group Inc.	United States	47,286	1,914,137
Delta Air Lines Inc.	United States	722	42,222
[a] Southwest Airlines Co.	United States	71,086	4,357,572
[b]United Continental Holdings Inc.	United States	12,502	1,092,925
			7,406,856
Auto Components 0.0%†
Aptiv PLC	United States	389	34,236
Automobiles 0.5%
General Motors Co.	United States	1,267	45,675
Thor Industries Inc.	United States	55,639	5,310,186
			5,355,861
Banks 1.2%
Bank of America Corp.	United States	43,876	1,357,084
Barclays PLC	United Kingdom	108,406	246,933
BB&T Corp.	United States	1,427	73,719
Cadence Bancorp, A	United States	6,034	170,461
[a] Citigroup Inc.	United States	69,647	4,961,652
[a]JPMorgan Chase & Co.	United States	46,505	5,328,543
Pacwest Bancorp	United States	1,201	60,638
The PNC Financial Services Group Inc.	United States	581	83,397
U.S. Bancorp	United States	43,508	2,354,218
Wells Fargo & Co.	United States	1,193	69,767
			14,706,412
Beverages 0.6%
[a]Brown-Forman Corp., B	United States	1,136	59,322
[a] Constellation Brands Inc., A	United States	8,609	1,792,394
Davide Campari-Milano SpA	Italy	511,898	4,530,675
PepsiCo Inc.	United States	961	107,642
			6,490,033
Biotechnology 3.8%
[b] Aeglea BioTherapeutics Inc.	United States	19,046	208,173
[b]Agios Pharmaceuticals Inc.	United States	3,937	317,795
[b] Aileron Therapeutics Inc.	United States	6,614	19,313
[b]Aimmune Therapeutics Inc.	United States	9,493	264,950
[b]Alexion Pharmaceuticals Inc.	United States	13,766	1,682,756
[b,c] Allakos Inc.	United States	7,213	280,153
[b]Amicus Therapeutics Inc.	United States	102,944	1,387,685
[b] AnaptysBio Inc.	United States	1,893	167,796
[b]Apellis Pharmaceuticals Inc.	United States	12,096	234,179

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b] Arbutus Biopharma Corp.	Canada	5,156	$46,920
[b]Argenx SE, ADR	Netherlands	6,563	615,806
[b,d] Ascletis Pharma Inc., 144A	China	83,503	98,305
[b]Audentes Therapeutics Inc.	United States	22,325	812,630
[b,c] Autolus Therapeutics PLC, ADR	United Kingdom	2,607	77,428
[b,c] BioCryst Pharmaceuticals Inc.	United States	78,595	562,740
[b]BioMarin Pharmaceutical Inc.	United States	36,341	3,633,373
[b] Bluebird Bio Inc.	United States	11,977	2,015,729
[b]Blueprint Medicines Corp.	United States	4,563	349,845
[b] Celgene Corp.	United States	16,839	1,590,444
[b]DBV Technologies SA, ADR	France	25,630	570,011
[b]Eiger Biopharmaceuticals Inc.	United States	20,581	265,495
[b,c] Epizyme Inc.	United States	44,721	527,708
[b,c]Exact Sciences Corp.	United States	26,119	1,956,052
[b] Exelixis Inc.	United States	31,321	588,522
[b]Fibrogen Inc.	United States	7,430	454,344
[b]GlycoMimetics Inc.	United States	33,674	495,681
[b] Heron Therapeutics Inc.	United States	5,644	217,576
[b]Immunogen Inc.	United States	23,995	244,509
[b] Immunomedics Inc.	United States	43,873	1,174,041
[a,b]Incyte Corp.	United States	14,165	1,046,935
[b,c] La Jolla Pharmaceutical Co.	United States	28,847	664,635
[a,b]Madrigal Pharmaceuticals Inc.	United States	3,221	770,495
[b]Mirati Therapeutics Inc.	United States	10,266	580,542
[b] Natera Inc.	United States	49,672	1,372,934
[b]Neurocrine Biosciences Inc.	United States	9,794	1,204,172
[b,c] ProQR Therapeutics NV	Netherlands	46,615	356,605
[b]Proteostasis Therapeutics Inc.	United States	72,767	195,743
[b]Puma Biotechnology Inc.	United States	4,966	218,256
[b] Repligen Corp.	United States	5,188	284,717
[b]Retrophin Inc.	United States	17,126	542,723
[b] Rubius Therapeutics Inc.	United States	11,804	296,516
[b]Sage Therapeutics Inc.	Unitfed States	17,729	2,912,166
[b]Sarepta Therapeutics Inc.	United States	26,942	3,719,074
[a] Shire PLC, ADR	United Kingdom	33,679	5,902,918
Shire PLC	United Kingdom	22,284	1,299,616
[b] Spectrum Pharmaceuticals Inc.	United States	10,634	228,950
[b]Spring Bank Pharmaceuticals Inc.	United States	13,047	185,137
[b] Tesaro Inc.	United States	8,247	267,615
[b]Unum Therapeutics Inc.	United States	14,530	236,984
[b]Vertex Pharmaceuticals Inc.	United States	8,118	1,496,959
			44,643,651
Building Products 0.2%
[a] Fortune Brands Home & Security Inc.	United States	38,363	2,032,472
Capital Markets 0.3%
[d] Anima Holding SpA, 144A	Italy	75,812	351,820
Moody's Corp.	United States	14,407	2,564,734
Thomson Reuters Corp.	Canada	20,524	913,934
			3,830,488
Chemicals 1.7%
Celanese Corp., A	United States	364	42,526

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
DowDuPont Inc.	United States	544	$38,151
Frutarom Industries Ltd.	Israel	37,326	3,810,255
Huntsman Corp.	United States	1,374	41,893
[a,b]Ingevity Corp.	United States	34,873	3,522,522
[a] Praxair Inc.	United States	18,611	2,944,074
[a] The Sherwin-Williams Co.	United States	21,518	9,803,170
[b,e,f]TerraVia Holdings Inc., Contingent Distribution	United States	1,117,000	—
			20,202,591
Commercial Services & Supplies 0.7%
Atento SA	Spain	148,893	1,072,030
Cintas Corp.	United States	18,023	3,845,567
Edenred	France	30,365	1,157,135
[a] Republic Services Inc., A	United States	30,378	2,228,530
			8,303,262
Communications Equipment 0.1%
[b]Commscope Holding Co. Inc.	United States	11,740	372,040
Motorola Solutions Inc.	United States	7,283	934,846
[a,b]Quantenna Communications Inc.	United States	11,578	211,530
			1,518,416
Construction Materials 0.4%
Buzzi Unicem SpA	Italy	5,720	114,996
[b] Cemex SAB de CV, ADR	Mexico	80,904	573,609
HeidelbergCement AG	Germany	29,240	2,327,633
Martin Marietta Materials Inc.	United States	10,459	2,078,413
			5,094,651
Containers & Packaging 0.7%
[a] Ball Corp.	United States	202,933	8,498,834
WestRock Co.	United States	542	29,853
			8,528,687
Diversified Consumer Services 0.2%
[b] Servicemaster Global Holdings Inc.	United States	32,021	1,929,906
Diversified Telecommunication Services 0.4%
AT&T Inc.	United States	758	24,210
CenturyLink Inc.	United States	2,761	58,975
[b,d]China Tower Corp. Ltd., H, 144A	China	2,364,000	361,433
China Unicom Hong Kong Ltd., ADR	China	54,511	638,869
[b]ORBCOMM Inc.	United States	47,040	507,562
[b] Telecom Italia SpA	Italy	2,673,477	1,703,682
[a]Verizon Communications Inc.	United States	18,059	981,868
			4,276,599
Electric Utilities 0.0%†
American Electric Power Co. Inc.	United States	501	35,937
Exelon Corp.	United States	1,906	83,311
NextEra Energy Inc.	United States	704	119,750
			238,998
Electronic Equipment, Instruments & Components 0.7%
Chroma Ate Inc.	Taiwan	119,000	656,699
[b] Fabrinet	Thailand	14,978	716,997
[b]Flex Ltd.	Singapore	256,561	3,537,976

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Electronic Equipment, Instruments & Components (continued)
[b] II-VI Inc.	United States	13,135	$653,466
[b]Itron Inc.	United States	17,512	1,162,797
[b] Zebra Technologies Corp., A	United States	5,331	915,546
			7,643,481
Energy Equipment & Services 0.0%†
Patterson-UTI Energy Inc.	United States	2,175	37,258
Equity Real Estate Investment Trusts (REITs) 0.4%
Education Realty Trust Inc.	United States	21,969	909,077
Lasalle Hotel Properties	United States	95,754	3,361,923
			4,271,000
Food & Staples Retailing 0.4%
[a] Costco Wholesale Corp.	United States	18,324	4,271,874
[b]SUPERVALU Inc.	United States	28,314	914,259
Wal-Mart Stores, Inc.	United States	532	50,998
			5,237,131
Food Products 0.6%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	14	1,233,531
General Mills Inc.	United States	14,514	667,789
Mondelez International Inc., A	United States	2,100	89,712
Pinnacle Foods Inc.	United States	77,070	5,118,990
			7,110,022
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	United States	22,556	1,507,643
[b] ABIOMED Inc.	United States	878	356,977
[b]Align Technology Inc.	United States	2,516	972,409
[b] Axogen Inc.	United States	12,506	548,388
[b] Boston Scientific Corp.	United States	44,362	1,577,513
[b]DexCom Inc.	United States	12,967	1,872,175
[b] Edwards Lifesciences Corp.	United States	8,398	1,211,328
[b]IDEXX Laboratories Inc.	United States	13,729	3,487,715
[b] Inogen Inc.	United States	849	224,909
[b]Insulet Corp.	United States	466	48,590
[b]Intuitive Surgical Inc.	United States	1,583	886,480
[b] iRhythm Technologies Inc.	United States	2,044	190,276
Medtronic PLC	United States	1,230	118,584
[b] Neuronetics Inc.	United States	4,585	151,534
[b]Nevro Corp.	United States	17,763	1,197,581
[b,d]Siemens Healthineers AG, 144A	Germany	8,402	381,865
Smith & Nephew PLC	United Kingdom	31,703	557,949
Teleflex Inc.	United States	2,850	705,176
West Pharmaceutical Services Inc.	United States	3,927	459,655
			16,456,747
Health Care Providers & Services 2.5%
[a]Aetna Inc.	United States	21,314	4,268,555
Anthem Inc.	United States	4,672	1,236,819
[b] Centene Corp.	United States	15,676	2,296,221
Cigna Corp.	United States	10,815	2,036,897
[a,b] Envision Healthcare Corp.	United States	77,537	3,517,078
[b]Express Scripts Holding Co.	United States	73,974	6,511,191
[b]Healthequity Inc.	United States	4,304	405,480

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services (continued)
Humana Inc.	United States	7,678	$2,558,770
[b]Laboratory Corp. of America Holdings	United States	205	35,438
[a] UnitedHealth Group Inc.	United States	23,051	6,188,272
			29,054,721
Health Care Technology 0.1%
[b]Inspire Medical Systems Inc.	United States	1,855	102,006
[b]Tabula Rasa HealthCare Inc.	United States	10,422	913,697
[b,c] Teladoc Health Inc.	United States	6,581	510,357
			1,526,060
Hotels, Restaurants & Leisure 1.8%
[b]Belmond Ltd., A	United Kingdom	24,774	414,965
Carnival Corp.	United States	39,040	2,400,570
[a] Domino's Pizza Inc.	United States	9,685	2,891,554
Hilton Worldwide Holdings Inc.	United States	1,478	114,722
Jack In The Box Inc.	United States	7,967	722,129
Las Vegas Sands Corp.	United States	27,639	1,808,143
[a] Marriott International Inc., A	United States	13,935	1,762,359
McDonald's Corp.	United States	651	105,612
[b]Norwegian Cruise Line Holdings Ltd.	United States	17,194	921,770
[c] Papa John's International Inc.	United States	34,349	1,584,176
Restaurant Brands International Inc.	Canada	46,990	2,697,226
Royal Caribbean Cruises Ltd.	United States	26,604	3,261,118
[b]Seaworld Entertainment Inc.	United States	66,015	1,935,560
Wynn Resorts Ltd.	United States	1,618	240,014
			20,859,918
Household Durables 0.1%
[a] D.R. Horton Inc.	United States	3,118	138,782
[b]NVR Inc.	United States	542	1,446,300
			1,585,082
Household Products 0.0%†
The Procter & Gamble Co.	United States	1,217	100,950
Industrial Conglomerates 0.0%†
Honeywell International Inc.	United States	736	117,068
Smiths Group PLC	United Kingdom	17,888	373,720
			490,788
Insurance 1.0%
Chubb Ltd.	United States	712	96,291
Fidelity National Financial Inc.	United States	1,369	54,897
Kemper Corp.	United States	6,988	568,474
Prudential Financial Inc.	United States	437	42,935
RSA Insurance Group PLC	United Kingdom	44,331	362,998
[b,c]Trupanion Inc.	United States	42,610	1,627,276
XL Group Ltd.	Bermuda	164,557	9,443,926
			12,196,797
Internet & Direct Marketing Retail 0.9%
[b] Amazon.com Inc.	United States	2,071	4,168,322
[a,b]Booking Holdings Inc.	United States	971	1,894,955
[a] Expedia Group Inc.	United States	12,450	1,624,725
NutriSystem Inc.	United States	27,961	1,034,557

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Internet & Direct Marketing Retail (continued)
[a,b] Qurate Retail Inc., A	United States	118,111	$2,455,528
			11,178,087
Internet Software & Services 2.7%
[a,b]Alibaba Group Holding Ltd., ADR	China	30,066	5,261,850
[a,b] Alphabet Inc., A	United States	4,320	5,321,376
[b]Alphabet Inc., C	United States	1,643	2,001,486
[b]Cafe24 Corp.	South Korea	1,154	167,738
[b] Cloudera Inc.	United States	42,396	636,364
[b,d]Delivery Hero AG, 144A	Germany	9,344	514,755
[a,b] eBay Inc.	United States	35,412	1,225,610
[a,b]Facebook Inc., A	United States	23,886	4,197,486
[a,b]GoDaddy Inc., A	United States	28,363	2,310,450
[b] Just Eat PLC	United Kingdom	89,115	885,674
[b]Nutanix Inc., A	United States	11,281	635,346
[b] Spotify Technology SA	United States	5,909	1,119,874
Tencent Holdings Ltd.	China	90,228	3,908,586
[a,b] VeriSign Inc.	United States	12,641	2,004,989
[b]Web.com Group Inc.	United States	32,362	904,518
[b]Yandex NV, A	Russia	43,102	1,384,867
			32,480,969
IT Services 4.4%
Accenture PLC, A	United States	5,219	882,376
Alliance Data Systems Corp.	United States	13,373	3,190,530
Automatic Data Processing Inc.	United States	6,022	883,729
[a,b] Conduent Inc.	United States	55,981	1,297,640
Convergys Corp.	United States	54,865	1,356,812
[a,b] EPAM Systems Inc.	United States	12,383	1,769,902
[b]ExlService Holdings Inc.	United States	44,156	2,829,517
[b] FleetCor Technologies Inc.	United States	19,196	4,102,953
Genpact Ltd.	United States	103,864	3,182,393
Global Payments Inc.	United States	35,411	4,411,502
[a] MasterCard Inc., A	United States	39,026	8,412,444
[a,b]PayPal Holdings Inc.	United States	110,864	10,236,073
Total System Services Inc.	United States	30,509	2,963,644
[a]Visa Inc., A	United States	22,191	3,259,636
[a,b]WEX Inc.	United States	19,923	3,789,753
			52,568,904
Leisure Products 0.6%
[a] Brunswick Corp.	United States	59,087	3,924,559
Hasbro Inc.	United States	35,023	3,478,134
			7,402,693
Life Sciences Tools & Services 1.3%
Gerresheimer AG	Germany	45,497	3,802,375
[b] Illumina Inc.	United States	10,430	3,700,877
[b]Iqvia Holdings Inc.	United States	26,447	3,361,149
[a,b] Mettler-Toledo International Inc.	United States	2,441	1,426,667
[b]PRA Health Sciences Inc.	United States	6,273	662,429
[b]Quanterix Corp.	United States	7,666	128,252
Thermo Fisher Scientific Inc.	United States	8,236	1,969,227
			15,050,976

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Machinery 0.6%
Deere & Co.	United States	251	$36,094
Fanuc Corp.	Japan	2,331	456,822
Fortive Corp.	United States	608	51,060
The Greenbrier Cos. Inc.	United States	1,235	71,630
[a,b] Navistar International Corp.	United States	25,660	1,118,006
Stanley Black & Decker Inc.	United States	4,031	566,476
[a]Trinity Industries Inc.	United States	27,609	989,507
[a] Xylem Inc.	United States	45,375	3,444,416
			6,734,011
Marine 0.1%
A.P. Moeller-Maersk AS, B	Denmark	219	338,004
Irish Continental Group PLC	Ireland	69,794	442,334
[b] Star Bulk Carriers Corp.	Greece	10,160	128,321
			908,659
Media 2.3%
Comcast Corp., A	United States	57,107	2,112,388
[b] Discovery Inc., C	United States	93,969	2,409,365
Entertainment One Ltd.	Canada	65,413	310,214
Grupo Televisa SAB, ADR	Mexico	110,536	1,990,753
ITV PLC	United Kingdom	293,248	610,759
[b]Liberty Global PLC, C	United Kingdom	50,196	1,299,575
[b] Postmedia Network Canada Corp.	Canada	666,338	673,997
Stroeer SE & Co. KGaA	Germany	39,211	2,325,779
Tribune Media Co., A	United States	3,115	114,912
[a,g] Twenty-First Century Fox Inc., A	United States	118,811	5,394,020
[a]Twenty-First Century Fox Inc., B	United States	75,902	3,408,000
Vivendi SA	France	76,005	1,971,784
The Walt Disney Co.	United States	36,896	4,133,090
			26,754,636
Metals & Mining 0.9%
First Quantum Minerals Ltd.	Zambia	189,908	2,382,217
Nevsun Resources Ltd.	Canada	545,536	2,065,094
[c]Teck Resources Ltd., B	Canada	237,705	5,405,412
Vale SA, B, ADR	Brazil	30,280	399,696
			10,252,419
Multiline Retail 0.1%
Macy's Inc.	United States	30,943	1,130,967
Nordstrom Inc.	United States	8,667	544,721
			1,675,688
Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.	United States	1,218	78,439
[a]Andeavor	United States	75,059	11,468,265
Canadian Natural Resources Ltd.	Canada	4,103	140,141
Chevron Corp.	United States	564	66,811
Diamondback Energy Inc.	United States	247	29,907
EnCana Corp.	Canada	13,215	175,363
[b]Energen Corp.	United States	23,438	1,817,617
Exxon Mobil Corp.	United States	273	21,886
[b]Halcon Resources Corp., wts., 9/09/20	United States	2,159	345
[a]Hess Corp.	United States	41,149	2,770,974

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	United States	230	$18,927
[a,b]Newfield Exploration Co.	United States	25,764	702,842
Valero Energy Corp.	United States	292	34,421
[b]Whiting Petroleum Corp.	United States	5,541	282,092
The Williams Cos. Inc.	United States	903	26,720
			17,634,750
Paper & Forest Products 0.1%
[b] Canfor Corp.	Canada	52,472	1,209,872
West Fraser Timber Co. Ltd.	Canada	6,104	404,922
			1,614,794
Personal Products 0.0%†
The Estee Lauder Cos. Inc., A	United States	381	53,386
Pharmaceuticals 1.3%
[b]Aerie Pharmaceuticals Inc.	United States	24,573	1,507,554
Allergan PLC	United States	20,009	3,835,926
[b]Assembly Biosciences Inc.	United States	48,611	1,944,440
AstraZeneca PLC, ADR	United Kingdom	45,927	1,760,841
Bristol-Myers Squibb Co.	United States	30,633	1,854,828
[b] Charlottes Web Holdings Inc.	United States	12,972	104,372
Eli Lilly & Co.	United States	10,535	1,113,023
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	5,607	822,996
Hikma Pharmaceuticals PLC	Jordan	10,168	259,954
Johnson & Johnson	United States	709	95,495
[b] Marinus Pharmaceuticals Inc.	United States	27,015	192,887
Merck & Co. Inc.	United States	11,922	817,730
[b]Mylan NV	United States	12,438	486,699
[b] Ocular Therapeutix Inc.	United States	46,103	311,195
[b,c]Restorbio Inc.	United States	29,946	354,261
Zoetis Inc.	United States	707	64,054
			15,526,255
Professional Services 1.4%
[b]CoStar Group Inc.	United States	2,592	1,146,079
[a]Equifax Inc.	United States	23,893	3,200,945
Experian PLC	United Kingdom	66,899	1,665,233
[a,b]Huron Consulting Group Inc.	United States	26,636	1,318,482
[d] Intertrust NV, 144A	Netherlands	188,669	3,449,219
TransUnion	United States	28,103	2,116,156
[b]TriNet Group Inc.	United States	56,627	3,344,957
			16,241,071
Real Estate Management & Development 0.1%
Brookfield Property Partners LP	United States	52,600	1,050,943
Road & Rail 0.9%
[a] CSX Corp.	United States	81,071	6,012,225
Norfolk Southern Corp.	United States	7,827	1,360,646
[a] Old Dominion Freight Line Inc.	United States	11,624	1,771,497
[a]Union Pacific Corp.	United States	11,103	1,672,334
			10,816,702
Semiconductors & Semiconductor Equipment 2.0%
[a,b,c]Advanced Micro Devices Inc.	United States	85,266	2,146,145
[a] Broadcom Inc.	United States	15,980	3,500,099

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp.	United States	4,771	$82,109
[b]First Solar Inc.	United States	5,537	288,367
[b] FormFactor Inc.	United States	128,874	1,991,103
[a,b]Integrated Device Technology Inc.	United States	17,553	745,827
KLA-Tencor Corp.	United States	7,521	874,016
Marvell Technology Group Ltd.	Bermuda	79,816	1,650,595
[a]Microchip Technology Inc.	United States	7,255	624,148
[a,b] Micron Technology Inc.	United States	24,923	1,308,956
[a,b]NXP Semiconductors NV	Netherlands	54,171	5,045,487
QUALCOMM Inc.	United States	40,758	2,800,482
[b]Sino-American Silicon Products Inc.	Taiwan	194,000	555,820
[b,d,f]SunEdison Inc., Contingent Distribution, 144A	United States	35,000	771
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	31,754	1,384,474
Teradyne Inc.	United States	23,917	985,141
			23,983,540
Software 3.3%
[a,b] Adobe Systems Inc.	United States	5,014	1,321,239
[b]Atlassian Corp. PLC	Australia	19,321	1,739,083
Blackbaud Inc.	United States	8,738	913,733
CA Inc.	United States	24,603	1,077,611
[a,b]Dell Technologies Inc., V	United States	85,874	8,258,503
[b] Gemalto NV	Netherlands	68,027	3,949,705
[b]Guidewire Software Inc.	United States	21,082	2,120,217
[b,c]HubSpot Inc.	United States	10,005	1,437,719
Intuit Inc.	United States	10,481	2,300,265
[a]Microsoft Corp.	United States	94,018	10,561,042
[b] Nexon Co. Ltd.	Japan	35,560	446,140
Oracle Corp.	United States	3,622	175,957
[a,b]Salesforce.com Inc.	United States	14,274	2,179,354
[a,b] ServiceNow Inc.	United States	7,965	1,564,007
[b]Workday Inc., A	United States	10,090	1,559,309
			39,603,884
Specialty Retail 1.3%
[c] Camping World Holdings Inc., A	United States	9,379	194,239
[a,b]Carmax Inc.	United States	25,320	1,976,226
The Gap Inc.	United States	6,800	206,380
[a] The Home Depot Inc.	United States	43,763	8,786,297
[b]Hudson Ltd., A	United Kingdom	37,597	774,498
Inditex SA	Spain	6,302	190,558
[a,b]MarineMax Inc.	United States	78,664	1,769,940
Pets at Home Group PLC	United Kingdom	166,908	251,875
[b] Sports Direct International PLC	United Kingdom	155,760	770,783
			14,920,796
Technology Hardware, Storage & Peripherals 0.6%
[a]Apple Inc.	United States	19,719	4,488,635
[b] Cray Inc.	United States	23,704	514,377
[a]Netapp Inc.	United States	17,467	1,516,311
			6,519,323
Textiles, Apparel & Luxury Goods 0.5%
LVMH Moet Hennessy Louis Vuitton SE	France	1,612	564,802
[a,b] Michael Kors Holdings Ltd.	United States	39,958	2,901,750

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants/Units		Value

Common Stocks and Other Equity Interests (continued)
Textiles, Apparel & Luxury Goods (continued)
Moncler SpA	Italy	7,236		$327,233
The Swatch Group AG	Switzerland	992		423,308
[a] Tapestry Inc.	United States	37,190		1,885,161
				6,102,254
Tobacco 0.0%†
Altria Group Inc.	United States	1,795		105,043
Trading Companies & Distributors 0.5%
Brenntag AG	Germany	87,932		5,301,376
Transportation Infrastructure 0.1%
BBA Aviation PLC	United Kingdom	208,573		836,087
Wireless Telecommunication Services 0.2%
[a,b]T-Mobile U.S. Inc.	United States	35,175		2,322,957
Total Common Stocks and Other Equity Interests
(Cost $466,621,453)				584,928,915

Exchange Traded Funds 0.1%
Financial Select Sector SPDR ETF	United States	10,235		289,958
Invesco QQQ Trust Series 1	United States	2,440		455,426
iShares China Large-Capital ETF	United States	3,545		150,272
Total Exchange Traded Funds (Cost $773,681)				895,656

Convertible Preferred Stocks (Cost $86,130) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139		88,960

Preferred Stocks 0.0%†
Diversified Financial Services 0.0%†
[b,e]Aergen Structured Investments Cayman Blocker LLC, pfd.	Ireland	4,480		4
Food Products 0.0%†
Bunge Ltd., 4.875%, pfd.	United States	2,819		298,814
Total Preferred Stocks (Cost $269,730)				298,818

		Principal
		Amount*
Convertible Bonds 6.1%
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	680,000		796,743
Airlines 0.0%†
[h] Ana Holdings Inc., senior note, Reg S, zero cpn., 9/16/22	Japan	30,000,000	JPY	272,590
Automobiles 0.1%
Tesla Inc., senior note, 1.25%, 3/01/21	United States	641,000		666,425
Banks 0.0%†
[d] Hope Bancorp Inc., senior bond, 144A, 2.00%, 5/15/38	United States	520,000		503,048
Biotechnology 0.5%
Alder Biopharmaceuticals Inc., senior note, 2.50%, 2/01/25	United States	265,000		299,582

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Biotechnology (continued)
AMAG Pharmaceuticals Inc., senior note, 3.25%, 6/01/22	United States	277,000		$318,836
[d]Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	963,000		2,239,657
BioMarin Pharmaceutical Inc., senior sub. note,
1.50%, 10/15/20	United States	80,000		97,720
0.599%, 8/01/24	United States	580,000		616,736
Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	50,000		56,397
Insmed Inc., senior note, 1.75%, 1/15/25	United States	256,000		214,439
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	210,000		212,887
[d] Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 5/15/23	United States	266,000		313,348
Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	265,000		455,183
[a]PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	525,000		495,890
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	435,000		351,046
Repligen Corp., senior note, 2.125%, 6/01/21	United States	324,000		572,452
				6,244,173
Building Products 0.0%†
[d]Patrick Industries Inc., senior note, 144A, 1.00%, 2/01/23	United States	540,000		529,781
Capital Markets 0.1%
Ares Capital Corp., senior note, 4.375%, 1/15/19	United States	475,000		476,869
[a,d] Cowen Inc., senior note, 144A, 3.00%, 12/15/22	United States	465,000		505,825
				982,694
Chemicals 0.1%
[h]Mitsubishi Chemical Holdings Corp., senior note, Reg S, zero cpn.,
3/30/22	Japan	30,000,000	JPY	281,749
3/29/24	Japan	30,000,000	JPY	286,743
				568,492
Commercial Services & Supplies 0.1%
[a] RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	787,000		800,576
Team Inc., senior note, 5.00%, 8/01/23	United States	520,000		666,104
				1,466,680
Communications Equipment 0.1%
Calamp Corp., senior note, 1.625%, 5/15/20	United States	325,000		337,131
Finisar Corp., senior bond, 0.50%, 12/15/36	United States	265,000		244,859
				581,990
Construction & Engineering 0.0%†
[h]Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	25,000,000	JPY	293,921
[c]Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	80,000		82,988
				376,909
Construction Materials 0.1%
Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	1,632,000		1,656,206
Consumer Finance 0.4%
Encore Capital Group Inc., senior note,
2.875%, 3/15/21	United States	848,000		810,595
3.25%, 3/15/22	United States	1,090,000		1,142,500
Ezcorp Inc., senior note,
[c]2.125%, 6/15/19	United States	1,165,000		1,166,214
[d]144A, 2.375%, 5/01/25	United States	466,000		442,278
PRA Group Inc., senior note,
[a]3.00%, 8/01/20	United States	625,000		606,367
3.50%, 6/01/23	United States	654,000		681,224
				4,849,178

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Diversified Consumer Services 0.1%
[d] Chegg Inc., senior note, 144A, 0.25%, 5/15/23	United States	406,000		$537,287
Diversified Financial Services 0.0%†
[d]Element Fleet Management Corp., sub. note, 144A, 5.125%,
6/30/19	Canada	598,000	CAD	453,655
Electric Utilities 0.1%
[h]The Chugoku Electric Power Co. Inc., senior note, Reg S,
zero cpn., 1/24/20	Japan	30,000,000	JPY	286,540
[h]Kyushu Electric Power Co. Inc., Reg S, zero cpn.,
secured note, 3/31/20	Japan	40,000,000	JPY	370,444
senior secured note, 3/31/22	Japan	40,000,000	JPY	372,334
				1,029,318
Electronic Equipment, Instruments & Components 0.2%
[a]Knowles Corp., senior note, 3.25%, 11/01/21	United States	530,000		632,792
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	543,000		531,931
Vishay Intertechnology Inc.,
senior bond, 2.25%, 5/15/41	United States	1,040,000		1,461,720
[d]senior note, 144A, 2.25%, 6/15/25	United States	532,000		534,028
				3,160,471
Energy Equipment & Services 0.1%
[h]Fugro NV, Reg S, sub. note,
4.00%, 10/26/21	Netherlands	500,000	EUR	553,389
4.50%, 11/02/24	Netherlands	300,000	EUR	359,543
Nabors Industries Inc., senior note, 0.75%, 1/15/24	United States	135,000		106,871
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	665,000		650,196
				1,669,999
Equity Real Estate Investment Trusts (REITs) 0.4%
[a,d]American Residential Properties OP LP, senior note, 144A,
3.25%, 11/15/18	United States	1,075,000		1,391,827
[a] Colony Northstar Inc., senior note, 3.875%, 1/15/21	United States	622,000		590,278
Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	308,000		340,146
[d] iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	250,000		243,820
[a]Starwood Waypoint Homes, senior note, 3.00%, 7/01/19	United States	1,306,000		1,664,198
				4,230,269
Health Care Equipment & Supplies 0.2%
[d]Insulet Corp., senior note, 144A, 1.375%, 11/15/24	United States	191,000		240,851
Invacare Corp., senior note, 5.00%, 2/15/21	United States	970,000		1,082,180
[h]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	405,815
				1,728,846
Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	577,000		615,185
Evolent Health Inc., senior note, 2.00%, 12/01/21	United States	543,000		692,398
[d]Teladoc Health Inc., senior note, 144A, 1.375%, 5/15/25	United States	136,000		214,625
				1,522,208
Hotels, Restaurants & Leisure 0.1%
[d] Huazhu Group Ltd., senior note, 144A, 0.375%, 11/01/22	China	540,000		568,995
Insurance 0.1%
[d] AXA SA, senior note, 144A, 7.25%, 5/15/21	France	800,000		902,327
Internet & Direct Marketing Retail 0.0%†
Ctrip.com International Ltd., senior note, 1.25%, 9/15/22	China	256,000		250,883
Internet Software & Services 0.6%
[d] Akamai Technologies Inc., senior note, 144A, 0.125%, 5/01/25	United States	270,000		271,081

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Internet Software & Services (continued)
[d] Alteryx Inc., senior note, 144A, 0.50%, 6/01/23	United States	267,000	$385,548
Carbonite Inc., senior note, 2.50%, 4/01/22	United States	543,000	922,461
[d] Coupa Software Inc., senior note, 144A, 0.375%, 1/15/23	United States	266,000	448,220
[d]Envestnet Inc., senior note, 144A, 1.75%, 6/01/23	United States	534,000	591,285
[d] MercadoLibre Inc., senior note, 144A, 2.00%, 8/15/28	Argentina	272,000	272,816
[d] MINDBODY Inc., senior note, 144A, 0.375%, 6/01/23	United States	534,000	521,914
[d]MongoDB Inc., senior note, 144A, 0.75%, 6/15/24	United States	462,000	557,721
[d] New Relic Inc., senior note, 144A, 0.50%, 5/01/23	United States	256,000	287,360
[d]Nutanix Inc., senior note, 144A, zero cpn., 1/15/23	United States	1,016,000	1,335,662
[d] Okta Inc., senior note, 144A, 0.25%, 2/15/23	United States	523,000	737,430
[d]Twilio Inc., senior note, 144A, 0.25%, 6/01/23	United States	266,000	344,499
[d]Wix.com Ltd., senior note, 144A, zero cpn., 7/01/23	Israel	270,000	276,581
			6,952,578
IT Services 0.1%
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	410,000	427,790
[d]GDS Holdings Ltd., senior note, 144A, 2.00%, 6/01/25	China	434,000	424,338
			852,128
Machinery 0.1%
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	75,000	88,581
[a]Navistar International Corp., senior sub. note,
[c]4.50%, 10/15/18	United States	1,102,000	1,109,596
4.75%, 4/15/19	United States	163,000	169,877
			1,368,054
Media 0.2%
DISH Network Corp.,
senior bond, 3.375%, 8/15/26	United States	325,000	306,508
senior note, 2.375%, 3/15/24	United States	345,000	304,119
[d]Gannett Co. Inc., senior note, 144A, 4.75%, 4/15/24	United States	217,000	229,108
[d]GCI Liberty Inc., senior bond, 144A, 1.75%, 9/30/46	United States	85,000	89,261
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,122,000	778,387
senior note, 3.75%, 2/15/30	United States	811,000	557,563
Liberty Media Corp., senior bond, 2.25%, 9/30/46	United States	50,000	27,742
			2,292,688
Metals & Mining 0.2%
AK Steel Corp., senior note, 5.00%, 11/15/19	United States	400,000	454,428
Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	658,000	900,769
[d] Endeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Ivory Coast	250,000	234,700
[d]First Majestic Silver Corp., senior note, 144A, 1.875%, 3/01/23	Canada	521,000	470,828
SSR Mining Inc., senior bond, 2.875%, 2/01/33	Canada	735,000	723,975
			2,784,700
Mortgage Real Estate Investment Trusts (REITs) 0.2%
[a]Apollo Commercial Real Estate Finance Inc., senior note, 4.75%,
8/23/22	United States	599,000	602,329
[d]Arbor Realty Trust Inc., senior note, 144A, 5.25%, 7/01/21	United States	920,000	990,317
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	293,000	284,977
			1,877,623
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	628,000	609,432
Golar LNG Ltd., senior note, 2.75%, 2/15/22	Bermuda	543,000	550,449

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
Green Plains Inc., senior note,
3.25%, 10/01/19	United States	1,506,000		$1,623,530
4.125%, 9/01/22	United States	533,000		516,622
SM Energy Co., senior note, 1.50%, 7/01/21	United States	30,000		32,052
[d]Teekay Corp., senior note, 144A, 5.00%, 1/15/23	Canada	347,000		315,355
Whiting Petroleum Corp., senior note, 1.25%, 4/01/20	United States	45,000		43,101
				3,690,541
Personal Products 0.2%
Herbalife Nutrition Ltd., senior note,
[a]2.00%, 8/15/19	United States	542,000		729,518
[d]144A, 2.625%, 3/15/24	United States	1,016,000		1,113,188
				1,842,706
Pharmaceuticals 0.3%
[d]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	884,000	CAD	900,935
[d] Corium International Inc., senior note, 144A, 5.00%, 3/15/25	United States	367,000		329,953
Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	854,000		845,106
The Medicines Co., senior note, 2.50%, 1/15/22	United States	444,000		567,765
Pacira Pharmaceuticals Inc., senior note, 2.375%, 4/01/22	United States	554,000		582,551
				3,226,310
Professional Services 0.0%†
[d]FTI Consulting Inc., senior note, 144A, 2.00%, 8/15/23	United States	408,000		409,061
Semiconductors & Semiconductor Equipment 0.2%
[d]Cree Inc., senior note, 144A, 0.875%, 9/01/23	United States	766,000		788,372
[a]Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	816,000		929,975
Silicon Laboratories Inc., senior note, 1.375%, 3/01/22	United States	367,000		438,565
Synaptics Inc., senior note, 0.50%, 6/15/22	United States	267,000		262,977
Veeco Instruments Inc., senior note, 2.70%, 1/15/23	United States	440,000		377,466
				2,797,355
Software 0.6%
[d]Atlassian Inc., senior note, 144A, 0.625%, 5/01/23	United States	917,000		1,150,611
[d]Avaya Holdings Corp., senior note, 144A, 2.25%, 6/15/23	United States	530,000		558,587
Everbridge Inc., senior note, 1.50%, 11/01/22	United States	195,000		355,065
FireEye Inc.,
senior bond, 1.625%, 6/01/35	United States	532,000		487,584
[a,d]senior note, 144A, 0.875%, 6/01/24	United States	249,000		244,599
Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	230,000		248,954
HubSpot Inc., senior note, 0.25%, 6/01/22	United States	400,000		631,947
Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	765,000		710,748
PROS Holdings Inc., senior bond, 2.00%, 6/01/47	United States	326,000		323,253
[d] Rapid7 Inc., senior note, 144A, 1.25%, 8/01/23	United States	544,000		608,464
RealPage Inc., senior note, 1.50%, 11/15/22	United States	400,000		625,840
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	220,000		441,802
Rovi Corp., senior note, 0.50%, 3/01/20	United States	55,000		52,543
[d]Sea Ltd., senior note, 144A, 2.25%, 7/01/23	Thailand	462,000		464,225
Servicenow Inc., senior note, zero cpn., 6/01/22	United States	266,000		398,855
Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	70,000		72,015
				7,375,092
Trading Companies & Distributors 0.0%†
Kaman Corp., senior note, 3.25%, 5/01/24	United States	462,000		535,923
Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp., senior note, 2.00%, 10/01/23	United States	40,000		35,903

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Wireless Telecommunication Services 0.1%
[d] NII Holdings Inc., senior note, 144A, 4.25%, 8/15/23	United States	544,000		$605,921

Total Convertible Bonds (Cost $68,140,976)				72,195,750

Corporate Bonds and Notes 13.4%
Aerospace & Defense 0.1%
[d]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		246,620
[d]TransDigm UK Holdings PLC, senior note, 144A, 6.875%,
5/15/26	United States	215,000		221,143
				467,763
Automobiles 0.1%
[d,i]BMW US Capital LLC, senior note, 144A, FRN, 2.747%, (3-
Month USD LIBOR + 0.41%), 4/12/21	Germany	465,000		466,240
[i]General Motors Financial Co. Inc., senior note, FRN, 3.189%, (3-
Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		276,108
[i]Toyota Motor Credit Corp., senior note, FRN, 2.726%, (3-Month
USD LIBOR + 0.39%), 1/17/19	United States	40,000		40,067
				782,415
Banks 0.3%
[d]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	28,057
[i]Bank of America Corp., senior note, FRN, 3.379%, (3-Month USD
LIBOR + 1.04%), 1/15/19	United States	20,000		20,079
[i]Bank of America NA, senior note, FRN, 2.561%, (3-Month USD
LIBOR + 0.25%), 8/28/20	United States	755,000		755,575
Citibank NA, senior note, 3.05%, 5/01/20	United States	435,000		435,154
[h]JP Morgan Structured Products BV, senior note, CLN (Egyptian
Government), Reg S, zero cpn., 11/01/18	Egypt	6,426,000	EGP	349,488
[i]JPMorgan Chase & Co., senior note, FRN, 3.001%, (3-Month
USD LIBOR + 0.68%), 6/01/21	United States	480,000		482,914
[i]JPMorgan Chase Bank NA, senior note, FRN, 2.557%, (3-Month
USD LIBOR + 0.23%), 9/01/20	United States	755,000		755,564
Mitsubishi UFJ Financial Group Inc.,
[i]senior note, FRN, 2.985%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		381,922
senior note, 3.535%, 7/26/21	Japan	380,000		381,624
Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000		243,750
				3,834,127
Biotechnology 0.0%†
[i]Gilead Sciences Inc., senior note, FRN, 2.545%, (3-Month USD
LIBOR + 0.22%), 3/20/19	United States	430,000		430,581
Chemicals 0.1%
[c]Hexion Inc. / Hexion Nova Scotia Finance ULC, secured note,
9.00%, 11/15/20	United States	1,295,000		1,100,750
Commercial Services & Supplies 1.8%
[d]Harland Clarke Holdings Corp., 144A,
[a]senior note, 9.25%, 3/01/21	United States	14,140,000		12,938,100
senior secured note, 8.375%, 8/15/22	United States	148,000		139,490
R.R. Donnelley & Sons Co.,
senior bond, 8.875%, 4/15/21	United States	141,000		153,161
senior bond, 6.50%, 11/15/23	United States	2,790,000		2,828,363
[a]senior bond, 6.00%, 4/01/24	United States	2,092,000		2,133,840
senior bond, 6.625%, 4/15/29	United States	88,000		87,560
senior note, 7.625%, 6/15/20	United States	695,000		735,762
[a]senior note, 7.875%, 3/15/21	United States	942,000		997,343

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Commercial Services & Supplies (continued)
R.R. Donnelley & Sons Co., (continued)
senior note, 7.00%, 2/15/22	United States	1,497,000		$1,545,652
				21,559,271
Construction & Engineering 0.2%
[a]Engility Corp., senior note, 8.875%, 9/01/24	United States	2,476,000		2,652,415
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	160,000		164,800
				2,817,215
Consumer Finance 0.7%
[d] Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	5,214,000		5,310,459
Navient Corp., senior note, 6.75%, 6/15/26	United States	2,656,000		2,612,840
				7,923,299
Diversified Financial Services 1.2%
[d,i]Banco Supervielle SA, senior note, 144A, FRN, 39.125%, (ARS
Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	90,520
[h]Citigroup Global Markets Holdings Inc., CLN (Egyptian
Government), Reg S, zero cpn., 10/25/18	Egypt	6,680,912	EGP	365,158
[d]Financiera de Desarrollo Territorial SA Findeter, senior bond,
144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	269,110
[a]Hexion Inc., senior secured note, first lien, 6.625%, 4/15/20	United States	2,287,000		2,169,791
[d]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	5,329,000		4,556,295
senior secured note, first lien, 7.50%, 7/01/24	United States	6,616,000		6,549,840
				14,000,714
Diversified Telecommunication Services 0.1%
[d]Telecom Italia SpA, senior bond, 144A, 5.303%, 5/30/24	Italy	569,000		569,711
Electric Utilities 0.2%
[h]1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,328,548
[d] Enel SpA, sub. bond, 144A, 8.75% to 9/24/23 FRN thereafter, 9/24/73	Italy	545,000		596,094
[h]Eskom Holdings SOC Ltd., Reg S, 6.35%, 8/10/28	South Africa	200,000		200,386
[d,j]Vertiv Intermediate Holding Corp., senior note, 144A, PIK,
12.00%, 2/15/22	United States	609,000		621,941
				2,746,969
Energy Equipment & Services 0.0%†
[d]USA Compression Partners LP / USA Compression Finance
Corp., senior note, 144A, 6.875%, 4/01/26	United States	383,000		395,926
Equity Real Estate Investment Trusts (REITs) 0.3%
[d]AHP Health Partners Inc., senior note, 144A, 9.75%, 7/15/26	United States	3,432,000		3,612,180
Food & Staples Retailing 0.1%
[d,i]Alimentation Couche-Tard Inc., senior note, 144A, FRN, 2.833%,
(3-Month USD LIBOR + 0.50%), 12/13/19	Canada	245,000		245,242
[d]BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000		443,875
[d]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A,
7.50%, 4/15/25	United States	122,000		103,243
				792,360
Food Products 0.9%
[i]Campbell Soup Co., senior note, FRN, 2.835%, (3-Month USD
LIBOR + 0.50%), 3/16/20	United States	235,000		234,794
[d] Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	8,170,000		7,802,350
Deutsche Bank AG / London, CLN (Egyptian Government), zero cpn.,
11/26/18	Egypt	9,950,000	EGP	540,595

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Food Products (continued)
Deutsche Bank AG / London, CLN (Egyptian Government), zero cpn., (continued)
[h]Reg S, 12/03/18	Egypt	17,400,000	EGP	$935,823
[d]JBS USA LLC / Finance Inc., senior bond, 144A,
7.25%, 6/01/21	United States	190,000		193,087
5.75%, 6/15/25	United States	180,000		170,775
[d]Marb Bondco PLC, senior note, 144A, 6.875%, 1/19/25	Brazil	265,000		245,956
				10,123,380
Hotels, Restaurants & Leisure 1.3%
[d]The Enterprise Development Authority, senior note, 144A,
12.00%, 7/15/24	United States	1,224,000		1,194,930
[d]Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	4,427,000		4,681,553
[a,d]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior
secured note, second lien, 144A, 10.25%, 11/15/22	United States	1,280,000		1,395,200
[d]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	9,153,000		8,523,731
				15,795,414
Insurance 0.0%†
[d,i]New York Life Global Funding, secured note, 144A, FRN,
2.661%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000		380,947
Internet Software & Services 0.0%†
[d]GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	80,000		76,000
Machinery 0.2%
[i]Caterpillar Financial Services Corp., senior note, FRN, 2.571%,
(3-Month USD LIBOR + 0.23%), 3/15/21	United States	235,000		235,310
[d] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	1,288,000		1,345,960
[a]Titan International Inc., senior secured note, 6.50%, 11/30/23	United States	483,000		475,755
				2,057,025
Media 3.5%
[d]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	275,950		275,605
sub. note, zero cpn., 3/01/22	United States	21,172,513		19,584,575
Clear Channel Worldwide Holdings Inc., senior sub. note,
7.625%, 3/15/20	United States	1,095,000		1,103,213
The McClatchy Co.,
senior bond, 6.875%, 3/15/29	United States	4,095,000		5,303,025
[d]senior secured note, 144A, 9.00%, 7/15/26	United States	8,485,000		8,718,337
[d,j]Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	5,015,722		6,018,866
[d]Telenet Finance Luxembourg Notes Sarl, senior secured bond,
144A, 5.50%, 3/01/28	Belgium	200,000		188,000
				41,191,621
Metals & Mining 0.0%†
[d] Gerdau Trade Inc., senior bond, 144A, 4.875%, 10/24/27	Brazil	455,000		419,169
Multiline Retail 0.2%
[a,d]Neiman Marcus Group Ltd. LLC, 144A,
senior note, 8.00%, 10/15/21	United States	2,625,000		1,791,563
[j]senior note, PIK, 8.75%, 10/15/21	United States	542,000		372,625
				2,164,188

Oil, Gas & Consumable Fuels 0.7%
[c,d]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000		384,375

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[d]California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	185,000	$166,731
Callon Petroleum Co., senior note, 6.125%, 10/01/24	United States	85,000	87,337
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	195,000	198,900
[h,i]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg
S, 7.966%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	212,368	211,572
[d]Gran Tierra Energy International Holdings Ltd., senior note,
144A, 6.25%, 2/15/25	Canada	200,000	193,000
[d] Jagged Peak Energy LLC, senior note, 144A, 5.875%, 5/01/26	United States	185,000	182,687
[a,d]Jones Energy Holdings LLC / Jones Energy Finance Corp.,
senior secured note, 144A, 9.25%, 3/15/23	United States	239,000	243,182
[d]Lonestar Resources America Inc., senior note, 144A, 11.25%,
1/01/23	United States	95,000	103,550
[d] MEG Energy Corp., senior bond, 144A, 6.375%, 1/30/23	Canada	180,000	164,250
[d]Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A,
7.75%, 12/15/25	United States	430,000	434,106
Petrobras Global Finance BV,
[d]senior bond, 144A, 5.999%, 1/27/28	Brazil	365,000	328,409
senior bond, 5.75%, 2/01/29	Brazil	270,000	235,305
senior bond, 5.625%, 5/20/43	Brazil	190,000	151,288
senior note, 6.125%, 1/17/22	Brazil	708,000	724,638
senior note, 4.375%, 5/20/23	Brazil	444,000	418,026
senior note, 6.25%, 3/17/24	Brazil	822,000	807,525
Petroleos Mexicanos, senior note,
4.875%, 1/24/22	Mexico	712,000	717,874
3.50%, 1/30/23	Mexico	535,000	505,495
4.625%, 9/21/23	Mexico	356,000	350,767
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	672,000	470,400
[d]Transportadora de Gas del Sur SA, senior note, 144A, 6.75%,
5/02/25	Argentina	155,000	135,819
[d]Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note,
144A, 8.75%, 4/15/23	United States	200,000	193,750
[d]YPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27	Argentina	220,000	180,710
[i]senior note, FRN, 36.75%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000	94,548
			7,684,244
Paper & Forest Products 1.2%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	14,111,000	14,587,246
Pharmaceuticals 0.2%
[d]Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25	United States	2,880,000	2,689,200
[d] Inretail Pharma SA, senior note, 144A, 5.375%, 5/02/23	Peru	35,000	35,788
			2,724,988

Total Corporate Bonds and Notes (Cost $144,958,063)			158,237,503

Corporate Bonds and Notes in Reorganization 1.1%
Electric Utilities 0.4%
[k]Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond,
6.85%, 6/01/34	United States	6,869,479	4,293,424
Independent Power & Renewable Electricity Producers 0.4%
[k]GenOn Energy Inc.,
senior bond, 7.875%, 6/15/17	United States	201,000	138,188

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Independent Power & Renewable Electricity Producers (continued)
[k]GenOn Energy Inc., (continued)
[c]senior note, 9.50%, 10/15/18	United States	4,537,000	$3,079,489
[c]senior note, 9.875%, 10/15/20	United States	2,855,000	1,934,262
			5,151,939
Media 0.3%
[a,k]IHeartcommunications Inc., senior secured note, 11.25%, 3/01/21	United States	5,327,000	3,995,250
Total Corporate Bonds and Notes in Reorganization
(Cost $11,760,175)			13,440,613

[i] Senior Floating Rate Interests 1.0%
Aerospace & Defense 0.0%†
TransDigm Group Inc.,
4.576%, (1-Month USD LIBOR + 2.50%), 6/09/23	United States	202,856	202,794
4.576%, (1-Month USD LIBOR + 2.50%), 8/22/24	United States	24,751	24,737
4.576%, (1-Month USD LIBOR + 2.50%), 5/30/25	United States	28,741	28,718
			256,249
Auto Components 0.0%†
Tectum Holdings, 5.816%, (1-Month USD LIBOR + 3.75%),
4/22/24	United States	215,821	216,307
Building Products 0.0%†
NCI Building Systems Inc., Term Loan, 4.076%, (1-Month USD
LIBOR + 2.00%), 2/07/25	United States	39,900	39,933
Quickrete Holdings Inc., Term Loan, 4.826%, (1-Month USD
LIBOR + 2.75%), 11/15/23	United States	274,219	274,236
			314,169
Capital Markets 0.0%†
BCP Raptor LLC, Term Loan B, 6.326%, (1-Month USD LIBOR +
4.25%), 6/24/24	United States	128,700	125,096
Donnelley Financial Solutions Inc., Term Loan B, 5.065%, (3-
Month USD LIBOR + 2.00%), 9/29/23	United States	35,321	35,410
			160,506
Chemicals 0.1%
Axalta Coating Systems Dutch Holding BV, Term Loan B,
4.084%, (3-Month USD LIBOR + 1.75%), 6/01/24	United States	148,320	148,552
Consolidated Energy Ltd., Initial Term Loan, 4.571%, (1-Month
USD LIBOR + 2.50%), 5/07/25	United States	255,000	255,000
Plaskolite Inc., Term Loan, first lien, 5.576%, (3-Month USD
LIBOR + 2.50%), 11/03/22	United States	124,688	124,688
WR Grace & Co., Term Loan B-1, 4.084%, (3-Month USD LIBOR
+ 1.75%), 4/03/25	United States	149,734	150,427
			678,667
Commercial Services & Supplies 0.1%
Camelot Finance LP, Term Loan, 5.326%, (1-Month USD LIBOR
+ 3.25%), 10/03/23	United States	129,129	129,306
GFL Environmental Inc., Term Loan, 5.084%, (3-Month USD
LIBOR + 2.75%), 5/30/25	United States	89,173	88,866
Presidio LLC, Term Loan B,
4.826%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	3,117	3,124
5.084%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	4,156	4,166
5.087%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	135,397	135,722
			361,184

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Communications Equipment 0.0%†
Plantronics Inc., Initial Term Loan B, 4.576%, (1-Month USD
LIBOR + 2.50%), 7/02/25	United States	212,392	$212,392
Construction & Engineering 0.0%†
Engility Corp., Term Loan B, 4.826%, (2-Month USD LIBOR +
1.75%), 8/14/23	United States	82,022	82,228
Frontdoor Inc., Initial Term Loan, 4.625%, (3-Month USD LIBOR
+ 2.50%), 8/16/25	United States	15,000	15,056
			97,284
Construction Materials 0.0%†
ABC Supply, 4.076%, (1-Month USD LIBOR + 2.00%), 10/31/23	United States	214,457	213,787
Containers & Packaging 0.0%†
Crown Holdings Inc., Term Loan B, 4.076%, (1-Month USD
LIBOR + 2.00%), 4/03/25	United States	20,000	20,096
Plastipak Holdings Inc., Term Loan B, 4.58%, (1-Month USD
LIBOR + 2.50%), 10/14/24	United States	34,738	34,751
			54,847
Diversified Financial Services 0.2%
The AES Corp., Term Loan, 4.067%, (3-Month USD LIBOR +
1.75%), 5/31/22	United States	289,693	289,874
Asurion LLC, 5.076%, Term Loan B-7, (1-Month USD LIBOR +
3.00%), 11/03/24	United States	214,538	215,304
B.C. Unlimited Liability Co., Term Loan B-3, 4.326%, (1-Month
USD LIBOR + 2.25%), 2/16/24	United States	276,493	276,693
BBB Industries US Holdings Inc., 6.582%, (1-Month USD LIBOR
+ 4.50%), 8/01/25	United States	150,000	150,000
Cequel/SuddenLink, Term Loan, 4.326%, (1-Month USD LIBOR
+ 2.25%), 7/28/25	United States	157,868	153,749
USI Inc., Term Loan, 5.334%, (3-Month USD LIBOR + 3.00%),
5/16/24	United States	243,858	243,604
Ziggo BV, Term Loan E, 4.563%, (1-Month USD LIBOR +
2.50%), 4/15/25	United States	343,079	344,541
			1,673,765
Diversified Telecommunication Services 0.0%†
Consolidated Communications Inc., Term Loan B, 5.08%, (1-
Month USD LIBOR + 3.00%), 10/05/23	United States	32,509	32,038
Sprint Communications Inc., Term Loan B, 4.625%, (1-Month
USD LIBOR + 2.50%), 2/02/24	United States	222,188	222,558
			254,596
Electrical Equipment 0.0%†
Graftech International Ltd., Initial Term Loan, 5.576%, (1-Month
USD LIBOR + 3.50%), 2/12/25	United States	211,000	212,714
Electronic Equipment, Instruments & Components 0.0%†
Dell International LLC, Term Loan A-2, 3.83%, (1-Month USD
LIBOR + 1.75%), 9/07/21	United States	211,750	211,920
Energy Equipment & Services 0.0%†
U.S. Silica Holdings Inc., Term Loan, 6.125%, (1-Month USD
LIBOR + 4.00%), 5/01/25	United States	219,450	219,423
Equity Real Estate Investment Trusts (REITs) 0.0%†
Iron Mountain Inc., Term Loan B, 3.826%, (1-Month USD LIBOR
+ 1.75%), 1/02/26	United States	219,450	216,844
Food & Staples Retailing 0.0%†
ARAMARK Services Inc., Term Loan B-3, 4.084%,
(3-Month USD LIBOR + 1.75%), 3/11/25	United States	159,600	160,132

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Food Products 0.1%
JBS USA LLC / Finance Inc., Initial Term Loan,
4.834%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	42,697	$42,720
4.835%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	240,686	240,818
Post Holdings Inc., Term Loan B, 4.07%, (1-Month USD LIBOR +
2.00%), 5/24/24	United States	228,273	228,647
			512,185
Health Care Providers & Services 0.0%†
Surgery Partners LLC, Term Loan B, 5.57%, (3-Month USD
LIBOR + 3.25%), 9/02/24	United States	95,724	95,739
Health Care Technology 0.0%†
Quintiles IMS Inc., Term Loan B-2, 4.334%, (3-Month USD
LIBOR + 2.00%), 1/17/25	United States	79,400	79,479
Hotels, Restaurants & Leisure 0.0%†
IRB Holdings Corp., Term Loan B, 5.321%, (1-Month USD LIBOR
+ 3.25%), 2/05/25	United States	84,788	85,325
Wyndham Hotels, 3.826%, (1-Month USD LIBOR + 1.75%),
5/30/25	United States	65,000	65,183
			150,508
Independent Power & Renewable Electricity Producers 0.0%†
Vistra Energy Corp., Term Loan B-3,
4.06%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	148,202	148,125
4.076%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	54,341	54,312
			202,437

Industrial Conglomerates 0.0%†
Duravant LLC, Term Loan B, 5.584%, (3-Month USD LIBOR +
3.25%), 7/19/24	United States	76,020	75,973
Insurance 0.0%†
Hub International Ltd.,
5.165%, (3-Month USD LIBOR + 3.00%), 4/25/25	United States	338	338
Initial Term Loan, 5.335%, (3-Month USD LIBOR + 3.00%),
4/25/25	United States	134,662	134,671
Hyperion Insurance Group Ltd., Initial Term Loan, 5.625%, (1-
Month USD LIBOR + 3.50%), 12/20/24	United Kingdom	96,581	97,173
			232,182
Internet & Direct Marketing Retail 0.0%†
BWay, Initial Term Loan, 5.581%, (3-Month USD LIBOR +
3.25%), 4/03/24	United States	237,600	236,833
Internet Software & Services 0.1%
GTT Communications Inc., 4.83%, (1-Month USD LIBOR +
2.75%), 5/31/25	United States	181,105	177,936
Rackspace Hosting Inc.,Term Loan B, first lien,
5.181%, (3-Month USD LIBOR + 3.00%), 11/03/23	United States	602	600
5.348%, (3-Month USD LIBOR + 3.00%), 11/03/23	United States	237,948	237,074
Uber Technologies Inc.,
Refinancing Term Loan, 5.567%, (1-Month USD LIBOR +
3.50%), 7/13/23	United States	295,047	296,706
Term Loan, 6.08%, (1-Month USD LIBOR + 4.00%), 4/04/25	United States	135,000	136,097
			848,413

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
IT Services 0.1%
First Data Corp., Term Loan B, 4.066%, (1-Month USD LIBOR +
2.00%), 7/08/22	United States	196,679	$196,618
Micro Focus, Term Loan B, 4.576%, (1-Month USD LIBOR +
2.50%), 6/21/24	United States	190,141	188,774
Neustar Inc., Term Loan B-4, first lien, 5.575%, (1-Month USD
LIBOR + 3.50%), 8/08/24	United States	109,175	109,557
Sedgwick CMS Holdings Inc., Initial Term Loan, first lien, 4.826%,
(1-Month USD LIBOR + 2.75%), 3/01/21	United States	244,364	244,077
			739,026
Life Sciences Tools & Services 0.0%†
Iqvia Holdings Inc., 4.084%, (3-Month USD LIBOR + 1.75%),
6/11/25	United States	205,000	205,096
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 6.834%,
(3-Month USD LIBOR + 4.50%), 11/27/20	United States	15,297	14,876
Media 0.1%
Cablevision SA, Term Loan B, 4.314%, (1-Month USD LIBOR +
2.25%), 7/17/25	United States	242,893	242,512
CBS Radio Inc., Term Loan B, 4.816%, (3-Month USD LIBOR +
1.75%), 11/18/24	United States	218,892	217,248
Lamar Media Corp., Term Loan B, 3.875%, (1-Month USD LIBOR
+ 1.75%), 3/14/25	United States	39,900	39,950
Meredith Corp., Term Loan, 5.076%, (1-Month USD LIBOR +
3.00%), 1/31/25	United States	80,065	80,415
RCN Corp., Term Loan B, 5.076%, (1-Month USD LIBOR +
3.00%), 2/01/24	United States	156,180	155,390
UPC Financing Partnership, Term Loan, 4.563%, (1-Month USD
LIBOR + 2.50%), 1/15/26	United States	96,442	96,226
			831,741
Metals & Mining 0.0%†
Atkore International Inc., Term Loan, first lien, 5.09%, (3-Month
USD LIBOR + 2.75%), 12/22/23	United States	28,856	28,959
Oil, Gas & Consumable Fuels 0.0%†
California Resources Corp., Initial Term Loan, 6.816%, (1-Month
USD LIBOR + 4.75%), 12/31/22	United States	123,000	125,665
Gavilan Resources LLC, Initial Term Loan, second lien, 8.077%,
(1-Month USD LIBOR + 6.00%), 3/01/24	United States	170,000	162,988
			288,653
Personal Products 0.0%†
Coty Inc., Term Loan B, 4.333%, (1-Month USD LIBOR + 2.25%),
4/07/25	United States	220,000	213,675
Professional Services 0.0%†
On Assignment Inc., Term Loan B-2, 4.076%, (1-Month USD
LIBOR + 2.00%), 4/02/25	United States	43,084	43,165
Trans Union LLC, Term Loan B-4, 4.077%, (1-Month USD LIBOR
+ 2.00%), 6/19/25	United States	55,000	55,250
			98,415
Semiconductors & Semiconductor Equipment 0.0%†
Microchip Technology Inc., 4.08%, (1-Month USD LIBOR +
2.00%), 5/29/25	United States	110,000	110,573
Software 0.1%
Change Healthcare Holdings Inc., Term Loan, 4.826%, (1-Month
USD LIBOR + 2.75%), 3/01/24	United States	156,222	156,456

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

[i] Senior Floating Rate Interests (continued)
Software (continued)
Misys PLC, Term Loan, 5.576%, (1-Month USD LIBOR + 3.50%),
6/13/24	United States	203,124		$202,490
				358,946
Specialty Retail 0.0%†
Belron SA, Term Loan, 4.843%, (3-Month USD LIBOR + 2.50%),
11/07/24	Belgium	49,750		49,952
Harbor Freight Tools USA Inc., Initial Term Loan, 4.579%, (1-
Month USD LIBOR + 2.50%), 8/18/23	United States	115,035		115,049
				165,001
Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands Inc., Term Loan B, 3.826%, (1-Month USD LIBOR
+ 1.75%), 12/16/24	United States	84,576		84,798
Trading Companies & Distributors 0.0%†
Reece Ltd., 4.34%, (3-Month USD LIBOR + 2.00%), 7/02/25	United States	212,262		212,326
Wireless Telecommunication Services 0.1%
Telenet Financing USD LLC, Term Loan B, 4.313%, (1-Month
USD LIBOR + 2.25%), 8/15/26	United States	128,182		126,820
Unitymedia Finance LLC, Term Loan E, 4.063%, (1-Month USD
LIBOR + 2.00%), 6/01/23	United States	80,000		79,971
Unitymedia Hessen GmbH & Co. KG, Term Loan B, 4.313%, (1-
Month USD LIBOR + 2.25%), 9/30/25	United States	301,134		301,016
Virgin Media Talk, Term Loan I, 4.563%, (1-Month USD LIBOR +
2.50%), 1/15/26	United States	230,000		230,162
				737,969

Total Senior Floating Rate Interests (Cost $12,028,118)				12,038,589

Foreign Government and Agency Securities 2.2%
[h] Government of Angola, Reg S, 9.375%, 5/08/48	Angola	200,000		201,450
Government of Argentina,
3.75%, 2/08/19	Argentina	7,259,000	ARS	226,073
7.82%, 12/31/33	Argentina	460,995	EUR	439,617
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	1,644,071	EUR	1,013,234
[i]senior note, FRN, 32.223%, (ARPP7DRR), 6/21/20	Argentina	10,866,182	ARS	319,930
[h]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,171,000	EUR	1,109,725
senior note, 5.625%, 1/26/22	Argentina	1,546,000		1,312,168
senior note, 4.625%, 1/11/23	Argentina	719,000		568,100
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	640,000		646,720
[h]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		327,455
[h]Government of Hellenic Republic, senior bond, Reg S, 3.90%,
1/30/33	Greece	948,661	EUR	979,731
[h] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		969,097
Government of Poland, senior bond, 2.50%, 7/25/27	Poland	10,952,000	PLN	2,807,065
[h]Government of Russia, Reg S,
senior bond, 5.25%, 6/23/47	Russia	2,200,000		2,093,164
senior note, 5.00%, 4/29/20	Russia	400,000		407,780
senior note, 4.50%, 4/04/22	Russia	400,000		404,697
[h]Government of Saudi Arabia, Reg S, 2.375%, 10/26/21	Saudi Arabia	800,000		773,656
Government of South Africa,
5.50%, 3/09/20	South Africa	746,000		761,780
8.75%, 1/31/44	South Africa	24,725,000	ZAR	1,513,914
8.75%, 2/28/48	South Africa	38,614,644	ZAR	2,358,923
R186, 10.50%, 12/21/26	South Africa	42,857,400	ZAR	3,165,527

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Turkey, senior bond,
7.00%, 6/05/20	Turkey	1,124,000		$1,083,968
5.625%, 3/30/21	Turkey	203,000		186,449
[h]National Highways Authority of India, senior note, Reg S, 7.30%,
5/18/22	India	50,000,000	INR	674,997
Provincia de Buenos Aires,
[i]FRN, 27.50%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	391,308
[h,i]FRN, Reg S, 30.656%, (ARS Badlar + 3.75%), 4/12/25	Argentina	3,670,000	ARS	72,571
[d]senior note, 144A, 5.75%, 6/15/19	Argentina	250,000		242,502
[d]senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		150,546
[h]ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S,
3.903%, 6/24/20	South Africa	573,000		570,418
Total Foreign Government and Agency Securities
(Cost $28,964,603)				25,772,565

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 2.0%
Airlines 0.1%
Latam Airlines Pass Through Trust, 2015-1, B, secured note,
4.50%, 8/15/25	Chile	599,264		587,279
Banks 0.0%†
[d,l]Banco Hipotecario SA, senior note, 144A, FRN,
36.333%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS	91,107
43.00%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	68,447
				159,554
Consumer Finance 0.1%
[l]American Express Credit Account Master Trust, 2017-8, A, FRN,
2.192%, (1-Month USD LIBOR + 0.12%), 5/16/22	United States	210,000		210,096
[l]Bank of America Credit Card Trust, 2014-A1, A, FRN, 2.452%,
(1-Month USD LIBOR + 0.38%), 6/15/21	United States	100,000		100,142
[l]Chase Issuance Trust, 2014-A5, A5, FRN, 2.442%, (1-Month
USD LIBOR + 0.37%), 4/15/21	United States	120,000		120,255
Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%,
8/07/22	United States	425,000		416,227
[l]Discover Card Execution Note Trust, 2018-A3, A3, FRN, 2.302%,
(1-Month USD LIBOR + 0.23%), 12/15/23	United States	345,000		345,809
				1,192,529
Diversified Financial Services 1.0%
[d]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	97,102		97,256
[d]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	232,780		231,220
Ally Auto Receivables Trust, 2016-3, A3, 1.44%, 8/17/20	United States	78,606		78,330
Americredit Automobile Receivables Trust, 2018-2, D, 4.01%,
7/18/24	United States	155,000		155,565
[d]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A,
2.87%, 8/10/22	United States	25,000		24,581
[d]Bayview Opportunity Master Fund IIB Trust, 2018-RN5, A1,
144A, 3.82%, 4/28/33	United States	65,769		65,790
[d]Bayview Opportunity Master Fund IIIA Trust, 144A,
2017-RN7, A1, 3.105%, 9/28/32	United States	4,312		4,322
2017-RN8, A1, 3.352%, 11/28/32	United States	52,754		52,502
[d]Bayview Opportunity Master Fund IV Trust, 2018-RN2, A1, 144A,
3.598%, 2/25/33	United States	60,215		60,023

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[d]Bayview Opportunity Master Fund IVB Trust, 2017-NPL2, A1,
144A, 2.981%, 10/28/32	United States	44,149	$44,049
[d]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A,
144A, 4.213%, 12/16/41	United States	229,766	232,810
California Republic Auto Receivables Trust, 2018-1, D, 4.33%,
4/15/25	United States	115,000	115,328
Carmax Auto Owner Trust,
[l]2017-4, A2B, FRN, 2.202%, (1-Month USD LIBOR + 0.13%),
4/15/21	United States	199,333	199,349
2018-2, D, 3.99%, 4/15/25	United States	100,000	100,113
[d]Chesapeake Funding II LLC, 144A,
[l]2017-4A, A2, FRN, 2.412%, (1-Month USD LIBOR + 0.34%),
11/15/29	United States	173,154	173,437
2018-1A, D, 3.92%, 4/15/30	United States	115,000	114,630
[d]Cig Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	26,817	26,653
[d]Club Credit Trust, 2017-P1, A, 144A, 2.42%, 9/15/23	United States	36,874	36,781
[d]Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	241,938	244,977
[d,l]Colony Starwood Homes Trust, 2016-2A, E, 144A, FRN, 5.422%,
(1-Month USD LIBOR + 3.35%), 12/17/33	United States	100,000	101,039
[d]CPS Auto Receivables Trust, 2014-B, D, 144A, 4.62%, 5/15/20	United States	110,000	110,879
[d]CSMC Trust, 2018-RPL2, A1, 144A, 4.03%, 8/25/62	United States	232,376	232,690
Drive Auto Receivables Trust, 2018-1, D, 3.81%, 5/15/24	United States	220,000	219,465
[d]Driven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%,
4/20/48	United States	59,850	60,053
[d]DT Auto Owner Trust, 144A,
2014-3A, D, 4.47%, 11/15/21	United States	30,729	30,834
2016-1A, D, 4.66%, 12/15/22	United States	180,000	181,991
2016-2A, D, 5.43%, 11/15/22	United States	240,000	244,232
2018-2A, D, 4.15%, 3/15/24	United States	90,000	90,185
[l]Fifth Third Auto Trust, 2017-1, A2B, FRN, 2.222%, (1-Month
USD LIBOR + 0.15%), 4/15/20	United States	62,245	62,259
[d]First Investors Auto Owner Trust, 2016-1A, D, 144A, 4.70%,
4/18/22	United States	110,000	112,124
[d]Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	74,438	74,880
Ford Credit Auto Owner Trust,
[d]2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000	99,361
[l]2017-C, A2B, FRN, 2.183%, (1-Month USD LIBOR + 0.12%),
9/15/20	United States	296,130	296,556
[d]GCAT LLC, 144A,
2017-2, A1, 3.50%, 4/25/47	United States	51,522	51,252
2017-5, A1, 3.228%, 7/25/47	United States	16,436	16,419
2018-1, A1, 3.844%, 6/25/48	United States	90,030	90,123
2018-2, A1, 4.09%, 6/26/23	United States	170,793	171,419
[d]Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%,
10/25/23	United States	100,000	97,922
[d,l]Home Partners of America Trust, 144A, FRN,
2016-2, E, 5.853%, (1-Month USD LIBOR + 3.78%), 10/17/33	United States	100,000	100,603
2016-2, F, 6.773%, (1-Month USD LIBOR + 4.70%), 10/17/33	United States	100,000	100,867
Honda Auto Receivables Owner Trust, 2017-3, A3, 1.79%,
9/20/21	United States	115,000	113,451

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[d,l]Invitation Homes Trust, 2018-SFR2, E, 144A, FRN, 4.072%, (1-
Month USD LIBOR + 2.00%), 6/17/37	United States	200,000	$201,460
[d]Merlin Aviation Holdings DAC, 2016-1, A, 144A, 4.50%, 12/15/32	United States	159,200	161,528
[d,l]NextGear Floorplan Master Owner Trust, 144A, FRN,
2017-1A, A1, 2.913%, (1-Month USD LIBOR + 0.85%),
4/18/22	United States	240,000	241,390
2017-2A, A1, 2.705%, (1-Month USD LIBOR + 0.68%),
10/17/22	United States	220,000	221,197
2018-1A, A1, 2.713%, (1-Month USD LIBOR + 0.64%),
2/15/23	United States	200,000	200,425
[l]Nissan Auto Lease Trust, 2017-B, A2B, FRN, 2.282%, (1-Month
USD LIBOR + 0.21%), 12/16/19	United States	248,464	248,530
Nissan Auto Receivables Owner Trust,
2016-C, A3, 1.18%, 1/15/21	United States	70,102	69,453
[l]2017-C, A2B, FRN, 2.142%, (1-Month USD LIBOR + 0.07%),
10/15/20	United States	360,000	360,020
2018-A, A3, 2.65%, 5/16/22	United States	250,000	248,908
[d]OneMain Financial Issuance Trust, 144A,
2015-1A, A, 3.19%, 3/18/26	United States	63,563	63,759
2015-2A, D, 5.64%, 7/18/25	United States	285,000	288,034
2015-3A, B, 4.16%, 11/20/28	United States	155,000	156,676
2016-2A, B, 5.94%, 3/20/28	United States	335,000	343,061
[d]Planet Fitness Master Issuer LLC, 2018-1A, A2I, 144A, 4.262%,
9/05/48	United States	170,000	171,049
[d]RMAT LP, 2018-NPL1, A1, 144A, 4.09%, 5/25/48	United States	139,602	139,737
Santander Drive Auto Receivables Trust,
2018-2, D, 3.88%, 2/15/24	United States	275,000	273,959
2018-3, D, 4.07%, 8/15/24	United States	210,000	210,469
[d]SCF Equipment Leasing 2018-1 LLC, 2018-1A, C, 144A, 4.21%,
4/20/27	United States	255,000	257,735
[d]Shenton Aircraft Investment I Ltd., 2015-1A, A, 144A, 4.75%,
10/15/42	United States	119,514	121,675
[l]SLM Private Credit Student Loan Trust, FRN,
2003-A, A3, 4.29%, (28-Day T-Bill), 6/15/32	United States	65,000	65,015
2003-B, A3, 4.30%, (28-Day T-Bill), 3/15/33	United States	350,000	351,721
[d,l]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN,
2.822%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	100,000	100,433
[d]Sofi Consumer Loan Program Trust, 2018-2, A2, 144A, 3.35%,
4/26/27	United States	155,000	155,290
[d]Sofi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%,
1/26/38	United States	113,459	111,141
[d]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	238,548	238,220
[d]Stanwich Mortgage Loan Trust, 2018-NPB1, A1, 144A, 4.016%,
5/16/23	United States	231,445	231,651
[d,l]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN,
6.222%, (1-Month USD LIBOR + 4.15%), 11/15/27	United States	100,000	94,969
[d]TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	52,500	52,115
[d]Thunderbolt Aircraft Lease Ltd., 2017-A, B, 144A, 5.75%, 5/17/32	United States	227,679	235,536
Toyota Auto Receivables Owner Trust,
2016-C, A3, 1.14%, 8/17/20	United States	44,498	44,202
[l]2017-D, A2B, FRN, 2.122%, (1-Month USD LIBOR + 0.05%),
8/17/20	United States	367,744	367,794

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[d,l]Verizon Owner Trust, 144A, FRN,
2017-3A, A1B, 2.356%, (1-Month USD LIBOR + 0.27%),
4/20/22		United States	165,000	$165,206
2018-1A, A1B, 2.346%, (1-Month USD LIBOR + 0.26%),
9/20/22		United States	175,000	174,973
[d]Veros Automobile Receivables Trust, 2017-1, A, 144A, 2.84%,
4/17/23		United States	49,057	48,891
[d]VOLT LVI LLC,	2017-NPL3, A2, 144A, 5.875%, 3/25/47	United States	220,000	220,757
[d]VOLT LXI LLC,	2017-NPL8, A1, 144A, 3.125%, 6/25/47	United States	50,350	50,090
[d]VOLT LXIII LLC, 144A,
2017-NP10, A1, 3.00%, 10/25/47		United States	61,930	61,454
2018-NPL4, A1A, 4.336%, 7/27/48		United States	110,000	110,223
[d]VOLT XL LLC, 2015-NP14, A2, 144A, 4.875%, 11/27/45		United States	140,000	140,409
[d]Westlake Automobile Receivables Trust, 144A,
2018-1A, D, 3.41%, 5/15/23		United States	60,000	59,665
2018-2A, D, 4.00%, 1/16/24		United States	50,000	50,183
[l]2018-3A, A2B, FRN, 2.519%, (1-Month USD LIBOR + 0.35%),
1/18/22		United States	315,000	315,000
				12,140,323
Equity Real Estate Investment Trusts (REITs) 0.1%
[d]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36		United States	250,000	275,010
2014-SFR3, E, 6.418%, 12/17/36		United States	100,000	111,263
2015-SFR1, E, 5.639%, 4/17/52		United States	210,000	224,178
[d]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%,
10/15/47		United States	115,000	117,244
[d,l]Colony American Homes, 144A, FRN,
2015-1A, D, 4.228%, (1-Month USD LIBOR + 2.15%), 7/17/32		United States	245,000	245,043
2015-1A, E, 5.078%, (1-Month USD LIBOR + 3.00%), 7/17/32		United States	100,000	100,355
2015-1A, F, 5.728%, (1-Month USD LIBOR + 3.65%), 7/17/32		United States	200,000	201,327
[d]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29		United States	60,447	59,147
2018-1, C, 4.53%, 1/21/31		United States	170,000	170,132
[d]Oak Hill Advisors Residential Loan Trust, 2017-NPL2, A1, 144A,
3.00%, 7/25/57		United States	148,532	146,700
				1,650,399
Mortgage Real Estate Investment Trusts (REITs) 0.7%
[d]Ajax Mortgage Loan Trust, 144A,
2016-B, A, 4.00%, 9/25/65		United States	135,815	136,374
2016-C, A, 4.00%, 10/25/57		United States	113,630	114,302
[m]2017-B, A, FRN, 3.163%, 9/25/56		United States	126,091	124,075
[l]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN,
2.344%, (1-Month USD LIBOR + 0.28%), 3/25/46		United States	276,974	268,606
[m]ARM Trust, 2005-1, 3A1, FRN, 4.037%, 5/25/35		United States	88,217	89,416
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%,
10/25/33		United States	7,824	8,000
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35		United States	12,225	13,011
2007-4, 5A1, 5.50%, 11/25/34		United States	114,864	115,512

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[m]Banc of America Mortgage Trust, FRN,
2005-A, 2A1, 3.698%, 2/25/35	United States	7,717		$7,708
2005-I, 4A1, 3.369%, 10/25/35	United States	101,834		100,189
BCAP LLC Trust, 2007-AA2, 22A1, 6.00%, 3/25/22	United States	87,862		87,520
[d,m]CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A,
FRN, 5.488%, 4/10/29	United States	100,000		102,003
[m]Citigroup Mortgage Loan Trust, FRN,
2005-3, 2A3, 4.287%, 8/25/35	United States	60,349		60,287
[d]2009-10, 6A2, 144A, 4.476%, 9/25/34	United States	38,006		38,103
[d]2018-A, A1, 144A, 4.00%, 1/25/68	United States	99,697		99,499
[d,l]Communication Mortgage Trust, 2016-SAVA, C, 144A, FRN,
5.072%, (1-Month USD LIBOR + 3.00%), 10/15/34	United States	155,000		155,638
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	55,113		56,710
2004-16CB, 1A1, 5.50%, 7/25/34	United States	34,647		35,692
2004-16CB, 3A1, 5.50%, 8/25/34	United States	38,182		39,265
2004-28CB, 5A1, 5.75%, 1/25/35	United States	6,517		6,535
2004-J3, 1A1, 5.50%, 4/25/34	United States	34,724		35,312
2004-J10, 2CB1, 6.00%, 9/25/34	United States	92,903		96,597
2005-J1, 2A1, 5.50%, 2/25/25	United States	6,092		6,197
[m]Countrywide Home Loans Mortgage Pass-Through Trust, FRN,
2004-12, 8A1, 4.473%, 8/25/34	United States	9,229		9,121
2004-HYB4, 2A1, 3.995%, 9/20/34	United States	78,597		76,900
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States	21,858		22,612
[m]2003-AR26, 7A1, FRN, 3.765%, 11/25/33	United States	6,905		6,991
[m]2003-AR28, 4A1, FRN, 3.845%, 12/25/33	United States	4,549		4,637
[d]CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		271,719
[l]Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4,
7AR1, FRN, 2.414%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	68,019		66,371
[l]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 2.412%, (1-
Month USD LIBOR + 0.33%), 9/19/45	United States	50,848		41,340
[h,l]Dukinfield 2 PLC, 2016-2, A, FRN, Reg S, 1.879%, (3-Month
GBP LIBOR + 1.25%), 12/20/52	United Kingdom	191,241	GBP	250,554
[h,l]Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 0.777%, (3-
Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	54,788	GBP	70,027
[l]FHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 3.914%, (1-Month USD LIBOR + 1.85%),
10/25/27	United States	227,010		231,245
2015-DNA1, M3, 5.364%, (1-Month USD LIBOR + 3.30%),
10/25/27	United States	250,000		279,780
[m]GMACM Mortgage Loan Trust, FRN,
2005-AR1, 3A, 3.991%, 3/18/35	United States	93,368		95,171
2005-AR4, 3A1, 4.311%, 7/19/35	United States	116,860		114,282
[m]GS Mortgage Securities Trust, FRN,
2007-GG10, AM, 5.785%, 8/10/45	United States	62,995		64,385
[d]2011-GC5, D, 144A, 5.558%, 8/10/44	United States	195,000		192,027
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	10,809		10,843
[m]2005-AR6, 4A5, FRN, 3.953%, 9/25/35	United States	86,844		88,161
[l]Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 2.822%, (1-Month USD LIBOR + 0.74%),
10/19/33	United States	71,686		70,103

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[l]Harborview Mortgage Loan Trust, FRN, (continued)
2004-2, 1A1, 2.602%, (1-Month USD LIBOR + 0.52%),
6/19/34	United States	112,313		$110,839
2004-11, 2A2A, 2.722%, (1-Month USD LIBOR + 0.64%),
1/19/35	United States	120,374		108,348
IndyMac Index Mortgage Loan Trust, FRN,
[m]2004-AR6, 4A, 3.996%, 10/25/34	United States	205,033		211,554
[l]2004-AR7, A5, 3.284%, (1-Month USD LIBOR + 1.22%),
9/25/34	United States	60,357		55,211
[l]2004-AR12, A1, 2.844%, (1-Month USD LIBOR + 0.78%),
12/25/34	United States	190,651		174,714
[m]2005-AR11, A3, 3.883%, 8/25/35	United States	68,043		61,930
[l]2006-AR2, 2A1, 2.274%, (1-Month USD LIBOR + 0.21%),
2/25/46	United States	282,895		239,717
[m]JP Morgan Chase Commercial Mortgage Securities Trust, 2007-
LDPX, AM, FRN, 5.464%, 1/15/49	United States	11,935		11,972
JP Morgan Mortgage Trust,
[m]2003-A2, 3A1, FRN, 3.689%, 11/25/33	United States	9,605		9,744
2004-S1, 2A1, 6.00%, 9/25/34	United States	123,295		127,807
[m]2005-A1, 6T1, FRN, 4.098%, 2/25/35	United States	16,784		16,759
[m]2005-A3, 4A1, FRN, 3.701%, 6/25/35	United States	4,928		5,003
[m]2006-A1, 1A2, FRN, 3.859%, 2/25/36	United States	59,694		55,854
[m]2007-A1, 4A2, FRN, 4.577%, 7/25/35	United States	5,433		5,621
[l]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 2.325%, (1-Month
USD LIBOR + 0.26%), 2/25/46	United States	54,934		48,683
[h,l]Ludgate Funding PLC, FRN, Reg S,
2007-1, A2B, 0.665%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	33,248	EUR	36,835
2008-W1X, A1, 1.28%, (3-Month GBP LIBOR + 0.60%),
1/01/61	United Kingdom	148,735	GBP	189,689
[m]MASTR Adjustable Rate Mortgages Trust, 2004-7, 3A1, FRN,
4.223%, 7/25/34	United States	35,169		34,635
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	193,608		198,840
2004-8, 2A1, 6.00%, 9/25/34	United States	67,837		72,467
[m]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN,
3.729%, 5/25/36	United States	8,043		8,154
[d,m]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.485%,
6/15/44	United States	150,000		143,644
[h,l]Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.279%, (3-
Month EURIBOR + 0.60%), 12/15/50	United Kingdom	70,142	EUR	80,199
[d]PRPM LLC, 144A,
2017-2A, A1, 3.47%, 9/25/22	United States	214,645		213,825
2017-2A, A2, 5.00%, 9/25/22	United States	100,000		99,460
[m]2017-3A, A1, FRN, 3.47%, 11/25/22	United States	99,859		99,621
[l]RALI Trust, 2006-QO4, 2A1, FRN, 2.254%, (1-Month USD
LIBOR + 0.19%), 4/25/46	United States	78,818		75,281
[d]RCO Mortgage LLC, 2017-1, A1, 144A, 3.375%, 8/25/22	United States	104,305		103,970
Residential Asset Securitization Trust, 2003-A9, A2, 4.00%,
8/25/33	United States	118,714		119,100
[m]RFMSI Trust, FRN,
2005-SA1, 1A1, 4.61%, 3/25/35	United States	124,195		102,681
2006-SA2, 3A1, 4.916%, 8/25/36	United States	145,672		138,011

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[h,l]RMAC Securities PLC, 2006-NS1X, A2C, FRN, Reg S, 0.229%,
(3-Month EURIBOR + 0.15%), 6/12/44		United Kingdom	45,791	EUR	$51,025
Structured ARM Loan Trust, FRN,
[m]2004-12, 7A3, 4.284%, 9/25/34		United States	18,845		19,177
[l]2005-14, A1, 2.375%, (1-Month USD LIBOR + 0.31%),
7/25/35		United States	297,445		237,298
Structured Asset Securities Corp. Trust, 2005-1, 7A7, 5.50%, 2/25/35		United States	12,942		13,153
[h,l]Towd Point Mortgage Funding 2016-Granite1 PLC, 2016-GR1X,
B, FRN, Reg S, 2.159%, (3-Month GBP LIBOR + 1.40%),
7/20/46		United Kingdom	100,000	GBP	130,547
[m]Wells Fargo Bank, N.A., Adjustable Rate Mortgage Trust, 2004-
4, 3A1, FRN, 3.82%, 3/25/35		United States	34,427		33,896
Wells Fargo Mortgage Backed Securities Trust,
[m]2003-M, A1, FRN, 3.734%, 12/25/33		United States	19,843		20,441
[m]2004-I, 2A1, FRN, 4.31%, 7/25/34		United States	90,982		92,893
[m]2004-O, A1, FRN, 4.112%, 8/25/34		United States	7,662		7,916
2005-16, A18, 6.00%, 1/25/36		United States	3,900		3,947
[m]2005-AR10, 2A4, FRN, 4.011%, 5/01/35		United States	11,230		11,603
[m]2005-AR12, 2A5, FRN, 3.962%, 6/25/35		United States	32,704		33,617
[d,m]WFRBS Commercial Mortgage Trust, 144A, FRN,
2011-C3, D, 5.692%, 3/15/44		United States	90,000		81,160
2012-C6, D, 5.582%, 4/15/45		United States	150,000		152,832
2012-C7, E, 4.823%, 6/15/45		United States	75,000		62,122
					7,674,615
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $23,230,977)					23,404,699

		Number of	Notional
	Country	Contracts	Amount#

Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
Akamai Technologies Inc., September Strike Price $77.00,
Expires 9/21/18	United States	6	600		534
Allergan PLC, January Strike Price $185.00, Expires 1/18/19	United States	218	21,800		344,440
Allergan PLC, January Strike Price $190.00, Expires 1/18/19	United States	71	7,100		88,395
AT&T Inc., September Strike Price $34.00, Expires 9/21/18	United States	167	16,700		668
Bayer AG, September Strike Price 98.41 EUR, Expires 9/21/18	Germany	309	31,399		364
Dell Technologies Inc., V, October Strike Price $95.00, Expires
10/19/18	United States	58	5,800		26,274
Evolent Health Inc., A, October Strike Price $25.00, Expires
10/19/18	United States	15	1,500		2,700
iShares MSCI Emerging Markets ETF, September Strike Price
$44.00, Expires 9/21/18	United States	270	27,000		11,880
iShares Russell 2000 ETF, September Strike Price $175.00,
Expires 9/21/18	United States	68	6,800		7,480
S&P 500 Index, September Strike Price $3,200.00, Expires
9/21/18	United States	152	15,200		1,520
S&P 500 Index, December Strike Price $3,000.00, Expires
12/31/18	United States	134	13,400		443,540

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount#	Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
SPDR S&P 500 ETF Trust, September Strike Price $292.00,
Expires 9/21/18	United States	57	5,700	$9,690
Synaptics Inc., September Strike Price $50.00, Expires 9/21/18	United States	8	800	640
Telecom Italia SpA, December Strike Price 0.66 EUR, Expires
12/21/18	Italy	2,195	2,195,000	11,465
thyssenkrupp AG, March Strike Price 22.00 EUR, Expires 3/15/19	Germany	1,340	134,000	136,876
thyssenkrupp AG, March Strike Price 26.00 EUR, Expires 3/15/19	Germany	389	38,900	11,740
Twenty-First Century Fox Inc., A, October Strike Price $45.00,
Expires 10/19/18	United States	553	55,300	59,448
Twenty-First Century Fox Inc., A, January Strike Price $41.00,
Expires 1/18/19	United States	84	8,400	45,360
U.S. Treasury 10 Yr. Note, September Strike Price $121.50,
Expires 9/21/18	United States	5	5,000	391
U.S. Treasury 10 Yr. Note, September Strike Price $122.00,
Expires 9/21/18	United States	5	5,000	234
Vivendi SA, December Strike Price 23.00 EUR, Expires 12/21/18	France	1,178	117,800	143,573
The Walt Disney Co., September Strike Price $115.00, Expires
9/21/18	United States	91	9,100	5,278
				1,352,490

Puts – Exchange-Traded 0.1%
Apollo Commercial Real Estate Finance Inc., September Strike
Price $17.50, Expires 9/21/18	United States	53	5,300	530
Cigna Corp., October Strike Price $160.00, Expires 10/19/18	United States	14	1,400	210
DAX Stock Index, October Strike Price 11,700.00 EUR, Expires
10/19/18	Germany	70	350	40,545
DJ EURO STOXX 50 Index, October Strike Price 3,250.00 EUR,
Expires 10/19/18	Germany	192	1,920	69,757
Financial Select Sector SPDR ETF, October Strike Price $28.00,
Expires 10/19/18	United States	102	10,200	5,100
FTSE MIB Index, September Strike Price 20,500.00 EUR,
Expires 9/21/18	Italy	54	135	75,687
Hannon Armstrong Sustainable Infrastructure Capital Inc.,
September Strike Price $17.50, Expires 9/21/18	United States	38	3,800	190
Invesco QQQ Trust Series 1, September Strike Price $168.00,
Expires 9/21/18	United States	17	1,700	255
Invesco QQQ Trust Series 1, October Strike Price $170.00,
Expires 10/19/18	United States	34	3,400	2,822
iShares iBoxx High Yield Corporate Bond ETF, September Strike
Price $84.00, Expires 9/21/18	United States	313	31,300	1,565
iShares iBoxx High Yield Corporate Bond ETF, November Strike
Price $86.00, Expires 11/16/18	United States	175	17,500	22,050
iShares MSCI Emerging Markets ETF, September Strike Price
$40.00, Expires 9/21/18	United States	228	22,800	2,052
iShares Russell 2000 ETF, September Strike Price $165.00,
Expires 9/21/18	United States	95	9,500	3,515
Redwood Trust Inc., October Strike Price $12.50, Expires
10/19/18	United States	136	13,600	2,040
S&P 500 Index, September Strike Price $2,700.00, Expires
9/28/18	United States	166	16,600	83,000
S&P 500 Index, September Strike Price $2,750.00, Expires
9/28/18	United States	419	41,900	259,780
S&P 500 Index, October Strike Price $2,750.00, Expires 10/19/18	United States	75	7,500	88,125

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Number of	Notional
	Country	Contracts	Amount#		Value

Options Purchased (continued)
Puts – Exchange-Traded (continued)
SPDR S&P 500 ETF Trust, September Strike Price $281.00,
Expires 9/21/18	United States	92	9,200		$6,900
STOXX Europe 600 Telecommunications Price Index, September
Strike Price 260.00 EUR, Expires 9/21/18	Germany	333	16,650		394,261
Tesla Inc., September Strike Price $270.00, Expires 9/21/18	United States	6	600		2,850
The Walt Disney Co., January Strike Price $95.00, Expires
1/18/19	United States	241	24,100		17,834
Wright Medical Group NV, November Strike Price $17.50,
Expires 11/16/18	Netherlands	76	7,600		760
					1,079,828
Puts - Over-the-Counter 0.0%†
Currency Options 0.0%†
EUR/GBP, Counterparty DBAB, January Strike Price 0.90 EUR,
Expires 1/14/19	United Kingdom	1	837,000	EUR	17,812
USD/TRY, Counterparty JPHQ, September Strike Price $6.05,
Expires 9/14/18	United States	1	355,000		2,381
					20,193

Total Options Purchased (Cost $2,601,386)					2,452,511

Total Investments before Short Term Investments
(Cost $759,435,292)					893,754,579

		Country	Shares

Short Term Investments 19.6%

Money Market Funds 16.5%
[o,p]Dreyfus Government Cash Management, Institutional Shares,
1.84%		United States	13,066,443		13,066,443
[o] Fidelity Investments Money Market Funds, 1.86%		United States	181,940,695		181,940,695
Total Money Market Funds (Cost $195,007,138)					195,007,138

			Principal
			Amount*

Repurchase Agreements (Cost $12,851,841) 1.1%
[q]Joint Repurchase Agreement, 1.951%, 9/04/18 (Maturity Value $12,854,626)		United States	12,851,841		12,851,841
BNP Paribas Securities Corp. (Maturity Value $5,600,632)
Deutsche Bank Securities Inc. (Maturity Value $953,428)
HSBC Securities (USA) Inc. (Maturity Value $6,300,566)
Collateralized by U.S. Government Agency Securities, 0.00% - 4.50%,
11/15/23 - 8/20/47; [r]U.S. Treasury Bill, 12/13/18 - 12/20/18; and U.S.
Treasury Note, 1.125% - 3.50%, 2/28/19 - 3/31/23 (valued at $13,109,304)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

Short Term Investments (continued)

Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Fund 0.8%
[n,o]Institutional Fiduciary Trust Money Market Portfolio, 1.64%		United States	9,011,000	$9,011,000
Repurchase Agreements 0.2%
[q]Joint Repurchase Agreement, 1.93%, 9/04/18 (Maturity Value $2,212,965)		United States	2,212,491	2,212,491
Merrill Lynch Pierce Fenner & Smith, Inc.
Collateralized by a U.S. Government Agency Obligation,
1.25%, 7/31/23 (valued at $2,254,192)
Total Investments from Cash Collateral Received for Loaned
Securities (Cost $11,223,491)				11,223,491

			Principal
			Amount*

U.S. Government and Agency Securities 1.0%
[r]U.S. Treasury Bill,
[a]10/11/18		United States	10,100,000	10,079,680
1/24/19 - 8/15/19		United States	2,690,000	2,646,425
Total U.S. Government and Agency Securities
(Cost $12,724,475)				12,726,105

Total Investments (Cost $991,242,237) 95.1%				1,125,563,154
Options Written (0.0)%†				(170,241)
Securities Sold Short (22.9)%				(271,280,829)
Other Assets, less Liabilities 27.8%				329,734,441
Net Assets 100.0%				$1,183,846,525

		Number of	Notional
	Country	Contracts	Amount#
Options Written (0.0)%†
Calls – Exchange-Traded (0.0)%†
Twenty-First Century Fox Inc., A, January Strike Price $46.00,
Expires 1/18/19	United States	84	8,400	(16,590)
Calls - Over-the-Counter (0.0)%†
Currency Options (0.0)%†
USD/TRY, Counterparty JPHQ, November Strike Price $8.30,
Expires 11/14/18	United States	1	300,000	(5,429)
Puts – Exchange-Traded (0.0)%†
Akamai Technologies Inc., September Strike Price $72.50,
Expires 9/21/18	United States	6	600	(372)
DAX Stock Index, October Strike Price 11,000.00 EUR, Expires
10/19/18	Germany	70	350	(13,732)
DJ EURO STOXX 50 Index, October Strike Price 3,000.00 EUR,
Expires 10/19/18	Germany	192	1,920	(18,275)
Evolent Health Inc., A, December Strike Price $22.50, Expires
12/21/18	United States	15	1,500	(1,987)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Number of	Notional
	Country	Contracts	Amount#	Value

Options Written (continued)
Puts – Exchange-Traded (continued)
FTSE MIB Index, September Strike Price 19,000.00 EUR,
Expires 9/21/18	Italy	54	135	$(11,126)
Huazhu Group Ltd., ADR, December Strike Price $32.50, Expires
12/21/18	China	14	1,400	(3,360)
iShares iBoxx High Yield Corporate Bond ETF, November Strike
Price $83.00, Expires 11/16/18	United States	175	17,500	(4,725)
iShares Russell 2000 ETF, September Strike Price $170.00,
Expires 9/21/18	United States	95	9,500	(7,790)
Pacira Pharmaceuticals Inc., February Strike Price $40.00,
Expires 2/15/19	United States	14	1,400	(3,395)
SPDR S&P 500 ETF Trust, September Strike Price $287.00,
Expires 9/21/18	United States	92	9,200	(14,536)
STOXX Europe 600 Telecommunications Price Index, September
Strike Price 240.00 EUR, Expires 9/21/18	Germany	333	16,650	(67,643)
Synaptics Inc., September Strike Price $46.00, Expires 9/21/18	United States	8	800	(500)
U.S. Treasury 10 Yr. Note, September Strike Price $119.00,
Expires 9/21/18	United States	5	5,000	(234)
U.S. Treasury 10 Yr. Note, September Strike Price $119.50,
Expires 9/21/18	United States	5	5,000	(547)
				(148,222)

Total Options Written (Premiums Received $287,433)				(170,241)

Securities Sold Short (22.9)%
		Country	Shares

Common Stocks (6.6)%
Aerospace & Defense (0.1)%
United Technologies Corp.		United States	8,561	(1,127,484)
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc.		United States	8,346	(508,271)
Airlines (0.1)%
Ana Holdings Inc.		Japan	7,100	(245,954)
Azul SA, ADR		Brazil	7,349	(123,610)
SAS AB		Sweden	176,563	(390,768)
				(760,332)
Automobiles (0.0)%†
Tesla Inc.		United States	1,077	(324,888)
Banks (0.0)%†
Hope Bancorp Inc.		United States	11,720	(205,217)
Beverages (0.1)%
Molson Coors Brewing Co., B		United States	8,210	(547,935)
Biotechnology (0.3)%
Alder Biopharmaceuticals Inc.		United States	10,469	(189,489)
AMAG Pharmaceuticals Inc.		United States	6,300	(153,720)
Amicus Therapeutics Inc.		United States	144,888	(1,953,090)
Insmed Inc.		United States	3,910	(77,926)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Biotechnology (continued)
Ligand Pharmaceuticals Inc.	United States	795	$(206,454)
Neurocrine Biosciences Inc.	United States	2,897	(356,186)
PDL BioPharma Inc.	United States	86,537	(209,420)
Radius Health Inc.	United States	5,848	(120,293)
Repligen Corp.	United States	8,685	(476,633)
			(3,743,211)
Building Products (0.1)%
AO Smith Corp.	United States	6,998	(406,444)
Patrick Industries Inc.	United States	3,377	(216,128)
			(622,572)
Capital Markets (0.3)%
CME Group Inc., A	United States	16,547	(2,891,257)
Cowen Inc., A	United States	17,839	(271,153)
			(3,162,410)
Chemicals (0.1)%
International Flavors & Fragrances Inc.	United States	4,647	(605,458)
Mitsubishi Chemical Holdings Corp.	Japan	18,400	(164,939)
			(770,397)
Commercial Services & Supplies (0.0)%†
Team Inc.	United States	18,506	(431,190)
Communications Equipment (0.1)%
Calamp Corp.	United States	5,287	(124,245)
Cisco Systems Inc.	United States	9,329	(445,646)
Juniper Networks Inc.	United States	5,107	(145,192)
			(715,083)
Construction & Engineering (0.0)%†
Mirait Holdings Corp.	Japan	14,400	(225,636)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	12,084	(85,676)
Consumer Finance (0.1)%
Encore Capital Group Inc.	United States	20,777	(805,109)
Ezcorp Inc., A	United States	36,197	(401,787)
PRA Group Inc.	United States	12,862	(470,106)
			(1,677,002)
Diversified Consumer Services (0.0)%†
Chegg Inc.	United States	11,298	(365,829)
Sotheby's	United States	2,433	(116,833)
			(482,662)
Diversified Financial Services (0.1)%
AXA Equitable Holdings Inc.	United States	28,780	(660,501)
Element Fleet Management Corp.	Canada	4,471	(24,085)
			(684,586)
Diversified Telecommunication Services (0.0)%†
AT&T Inc.	United States	8,734	(278,964)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Electric Utilities (0.0)%†
The Chugoku Electric Power Co. Inc.	Japan	7,700	$(96,190)
Kyushu Electric Power Co. Inc.	Japan	22,900	(256,803)
			(352,993)
Electrical Equipment (0.0)%†
Eaton Corp. PLC	United States	2,762	(229,633)
Emerson Electric Co.	United States	1,006	(77,190)
			(306,823)
Electronic Equipment, Instruments & Components (0.2)%
Knowles Corp.	United States	19,182	(347,770)
OSI Systems Inc.	United States	3,054	(237,876)
SYNNEX Corp.	United States	4,603	(446,353)
Vishay Intertechnology Inc.	United States	62,599	(1,489,856)
			(2,521,855)
Energy Equipment & Services (0.0)%†
Fugro NV, IDR	Netherlands	23,524	(301,863)
SEACOR Holdings Inc.	United States	396	(20,374)
			(322,237)
Equity Real Estate Investment Trusts (REITs) (0.4)%
American Homes 4 Rent, A	United States	58,864	(1,365,645)
DiamondRock Hospitality Co.	United States	17,681	(211,465)
Forest City Realty Trust Inc., A	United States	6,023	(151,478)
Invitation Homes Inc.	United States	66,192	(1,546,914)
Pebblebrook Hotel Trust	United States	35,344	(1,364,632)
			(4,640,134)
Food & Staples Retailing (0.0)%†
Casey's General Stores Inc.	United States	2,465	(281,429)
Food Products (0.2)%
Conagra Brands Inc.	United States	50,050	(1,839,338)
Health Care Equipment & Supplies (0.1)%
Insulet Corp.	United States	1,330	(138,679)
Invacare Corp.	United States	49,122	(746,654)
Nipro Corp.	Japan	15,100	(201,678)
			(1,087,011)
Health Care Providers & Services (0.2)%
Cigna Corp.	United States	7,397	(1,393,151)
CVS Health Corp.	United States	17,856	(1,343,485)
			(2,736,636)
Health Care Technology (0.1)%
Allscripts Healthcare Solutions Inc.	United States	14,048	(205,241)
Evolent Health Inc., A	United States	16,173	(412,411)
Teladoc Health Inc.	United States	2,110	(163,631)
			(781,283)
Hotels, Restaurants & Leisure (0.0)%†
Huazhu Group Ltd., ADR	China	6,319	(217,500)
Household Durables (0.0)%†
Meritage Homes Corp.	United States	2,589	(111,715)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Household Durables (continued)
PulteGroup Inc.	United States	11,848	$(331,152)
			(442,867)
Household Products (0.1)%
Kimberly-Clark Corp.	United States	4,815	(556,325)
Insurance (0.0)%†
Aspen Insurance Holdings Ltd.	United States	2,037	(83,823)
Internet & Direct Marketing Retail (0.0)%†
Ctrip.com International Ltd., ADR	China	833	(32,612)
TripAdvisor Inc.	United States	2,435	(132,245)
Wayfair Inc., A	United States	1,527	(206,404)
			(371,261)
Internet Software & Services (0.5)%
Akamai Technologies Inc.	United States	1,675	(125,859)
Alibaba Group Holding Ltd., ADR	China	5,512	(964,655)
Alteryx Inc., A	United States	4,818	(279,685)
Carbonite Inc.	United States	17,240	(716,322)
Coupa Software Inc.	United States	5,020	(359,984)
Envestnet Inc.	United States	5,159	(326,049)
MercadoLibre Inc.	Argentina	448	(153,400)
MINDBODY Inc., A	United States	6,469	(240,000)
MongoDB Inc., A	United States	4,747	(341,594)
New Relic Inc.	United States	1,602	(164,622)
Nutanix Inc., A	United States	16,488	(928,604)
Okta Inc., A	United States	8,299	(513,127)
Twilio Inc., A	United States	2,889	(233,027)
Wix.com Ltd.	Israel	1,182	(131,320)
Zillow Group Inc., C	United States	7,877	(383,216)
			(5,861,464)
IT Services (0.1)%
CSG Systems International Inc.	United States	2,010	(75,074)
GDS Holdings Ltd., ADR	China	6,413	(244,784)
International Business Machines Corp.	United States	2,973	(435,485)
Unisys Corp.	United States	4,073	(75,758)
			(831,101)
Machinery (0.1)%
Navistar International Corp.	United States	606	(26,403)
Terex Corp.	United States	19,954	(773,218)
Wabtec Corp.	United States	2,548	(275,999)
			(1,075,620)
Media (0.3)%
Discovery Inc., A	United States	93,969	(2,615,157)
Gannett Co. Inc.	United States	10,449	(107,416)
The Walt Disney Co.	United States	9,518	(1,066,206)
			(3,788,779)
Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	37,037	(164,444)
Cleveland-Cliffs Inc.	United States	68,991	(693,360)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Metals & Mining (continued)
Endeavour Mining Corp.	Ivory Coast	5,271	$(80,014)
First Majestic Silver Corp.	Canada	31,267	(173,845)
Goldcorp Inc.	Canada	11,281	(122,286)
			(1,233,949)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Apollo Commercial Real Estate Finance Inc.	United States	7,541	(146,521)
Arbor Realty Trust Inc.	United States	43,307	(530,944)
Redwood Trust Inc.	United States	7,148	(121,373)
			(798,838)
Oil, Gas & Consumable Fuels (1.1)%
Chesapeake Energy Corp.	United States	31,235	(138,371)
Diamondback Energy Inc.	United States	15,099	(1,828,187)
Golar LNG Ltd.	Bermuda	5,961	(152,363)
Green Plains Inc.	United States	44,410	(788,278)
Marathon Petroleum Corp.	United States	119,370	(9,822,957)
Teekay Corp.	Canada	16,241	(110,114)
			(12,840,270)
Paper & Forest Products (0.1)%
Domtar Corp.	United States	5,307	(270,126)
Louisiana-Pacific Corp.	United States	20,099	(586,087)
			(856,213)
Personal Products (0.1)%
Herbalife Nutrition Ltd.	United States	22,678	(1,283,348)
Pharmaceuticals (0.3)%
Canopy Growth Corp.	Canada	14,419	(658,965)
Corium International Inc.	United States	15,340	(149,718)
Innoviva Inc.	United States	21,889	(317,828)
The Medicines Co.	United States	8,493	(336,408)
Pacira Pharmaceuticals Inc.	United States	4,762	(224,528)
Takeda Pharmaceutical Co. Ltd.	Japan	41,387	(1,733,181)
			(3,420,628)
Professional Services (0.0)%†
FTI Consulting Inc.	United States	2,170	(165,397)
Road & Rail (0.1)%
Genesee & Wyoming Inc., A	United States	6,469	(568,561)
Schneider National Inc., B	United States	4,228	(114,367)
			(682,928)
Semiconductors & Semiconductor Equipment (0.2)%
Cree Inc.	United States	5,697	(274,082)
Microchip Technology Inc.	United States	8,203	(705,704)
Silicon Laboratories Inc.	United States	2,892	(283,416)
Synaptics Inc.	United States	1,463	(70,605)
Texas Instruments Inc.	United States	5,526	(621,123)
Veeco Instruments Inc.	United States	3,031	(36,372)
			(1,991,302)
Software (0.6)%
Atlassian Corp. PLC	Australia	8,001	(720,169)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Avaya Holdings Corp.	United States	12,221	$(285,483)
Everbridge Inc.	United States	5,157	(310,503)
FireEye Inc.	United States	5,939	(98,587)
Guidewire Software Inc.	United States	1,227	(123,399)
HubSpot Inc.	United States	3,698	(531,403)
Line Corp.	Japan	10,073	(464,168)
Microsoft Corp.	United States	5,026	(564,571)
Nuance Communications Inc.	United States	8,574	(139,928)
PROS Holdings Inc.	United States	3,681	(135,755)
Rapid7 Inc.	United States	8,937	(340,947)
RealPage Inc.	United States	7,915	(493,896)
Red Hat Inc.	United States	2,997	(442,747)
Sea Ltd., ADR	Thailand	15,392	(219,336)
ServiceNow Inc.	United States	1,658	(325,565)
VMware Inc., A	United States	13,775	(2,111,157)
			(7,307,614)
Specialty Retail (0.0)%†
Monro Inc.	United States	1,976	(140,197)
Technology Hardware, Storage & Peripherals (0.0)%†
Hewlett Packard Enterprise Co.	United States	9,499	(157,018)
HP Inc.	United States	7,214	(177,825)
Netapp Inc.	United States	1,739	(150,963)
			(485,806)
Trading Companies & Distributors (0.0)%†
Fastenal Co.	United States	2,519	(147,009)
Kaman Corp.	United States	4,391	(286,337)
			(433,346)
Wireless Telecommunication Services (0.2)%
NII Holdings Inc.	United States	71,799	(412,126)
Sprint Corp.	United States	336,484	(2,055,917)
			(2,468,043)

Total Common Stocks (Proceeds $75,328,602)			(78,559,874)

Exchange Traded Funds (14.2)%
Consumer Discretionary Select Sector SPDR Fund	United States	7,828	(915,485)
ETFMG Prime Cyber Security ETF	United States	83,614	(3,383,022)
Health Care Select Sector SPDR Fund	United States	29,524	(2,739,237)
Invesco QQQ Trust Series 1	United States	28,265	(5,275,662)
iShares Core S&P Small-Cap ETF	United States	47,335	(4,274,824)
iShares Edge MSCI USA Momentum Factor ETF	United States	37,701	(4,455,504)
iShares MSCI Taiwan ETF	Taiwan	42,529	(1,613,125)
iShares NASDAQ Biotechnology ETF	United States	18,561	(2,267,969)
iShares North American Tech ETF	United States	35,948	(7,565,975)
iShares North American Tech-Multimedia Networking ETF	United States	76,106	(4,291,328)
iShares North American Tech-Software ETF	United States	24,499	(4,920,624)
iShares PHLX Semiconductor ETF	United States	79,554	(15,140,717)
iShares Russell 2000 Growth ETF	United States	24,363	(5,367,900)
iShares Russell Mid-Cap Growth ETF	United States	13,049	(1,782,624)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)
Exchange Traded Funds (continued)
iShares S&P Small-Cap 600 Growth ETF	United States	11,110	$(2,322,768)
iShares STOXX Europe 600 UCITS ETF	Germany	21,428	(946,900)
iShares U.S. Technology ETF	United States	13,136	(2,572,554)
SPDR S&P 500 ETF Trust	United States	313,862	(91,117,277)
SPDR S&P MidCap 400 ETF Trust	United States	6,532	(2,433,105)
Vanguard Small-Cap Growth ETF	United States	27,392	(5,202,563)
Total Exchange Traded Funds (Proceeds $154,462,444)			(168,589,163)

		Principal
		Amount*

Corporate Bonds and Notes (1.8)%
Chemicals (0.3)%
[d]CVR Partners LP / CVR Nitrogen Finance Corp., senior note,
144A, 9.25%, 6/15/23	United States	3,068,000	(3,282,760)
Olin Corp., senior bond, 5.125%, 9/15/27	United States	326,000	(323,555)
			(3,606,315)
Communications Equipment (0.0)%†
[d]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	482,000	(479,590)
Energy Equipment & Services (0.1)%
[d]Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	797,000	(821,906)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[d]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	134,000	(128,349)
Food Products (0.2)%
[d]TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	2,200,000	(2,235,750)
Health Care Providers & Services (0.0)%†
[d]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	469,000	(461,965)
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Energy Inc., senior note, 7.25%, 5/15/26	United States	388,000	(420,980)
Internet Software & Services (0.3)%
[d]GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	3,059,000	(2,906,050)
Media (0.2)%
[d]MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	903,000	(813,829)
[d] Meredith Corp., senior note, 144A, 6.875%, 2/01/26	United States	1,043,000	(1,058,645)
			(1,872,474)
Metals & Mining (0.0)%†
[d] Tronox Inc., senior note, 144A, 6.50%, 4/15/26	United States	366,000	(359,595)
Oil, Gas & Consumable Fuels (0.3)%
[d]California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	3,731,000	(3,362,564)
Pharmaceuticals (0.4)%
Teva Pharmaceutical Finance Netherlands III BV, senior note,
6.75%, 3/01/28	Israel	4,126,000	(4,308,979)
Total Corporate Bonds and Notes (Proceeds $20,760,746)			(20,964,517)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Securities Sold Short (continued)
U.S. Government and Agency Securities
(Proceeds $3,168,231) (0.3)%
U.S. Treasury Note, 2.875%, 8/15/28	United States	3,164,000	$(3,167,275)

Total Securities Sold Short (Proceeds $253,720,023)			$(271,280,829)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At August 31, 2018, the aggregate value of these securities and/or cash pledged amounted to $226,723,784, representing 19.2% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at August 31, 2018.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2018, the net value of these securities was $134,093,088, representing 11.3% of net assets.
eFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
fContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
gA portion or all of the security is held in connection with written option contracts open at period end.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2018, the aggregate value of these securities was $16,267,660, representing 1.4% of net assets.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kDefaulted security or security for which income has been deemed uncollectible.
lThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
mAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
nSee Note 5 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.
pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2018, all repurchase agreements had been entered into on that date.
rThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	47	$2,478,662	9/17/18	$(246,812)
Aluminum	Short	47	2,478,662	9/17/18	(2,111)
Aluminum	Long	6	319,650	12/17/18	(4,330)
Aluminum	Short	40	2,131,000	12/17/18	(62,466)
Brent Crude Oil	Long	48	3,726,720	9/28/18	209,147
Cocoa	Short	7	153,188	12/12/18	235
Coffee	Short	3	114,525	12/18/18	2,110
Copper	Long	25	3,733,750	9/17/18	(622,529)
Copper	Short	25	3,733,750	9/17/18	340,278
Copper	Short	17	2,540,544	12/17/18	62,219
Corn	Short	19	346,750	12/14/18	(4,839)
Cotton No.2	Long	3	123,330	12/06/18	(1,503)
Gasoline RBOB	Long	37	3,103,338	9/28/18	77,866
Gold 100 Oz	Short	41	4,947,470	12/27/18	86,669
Hard Red Winter Wheat	Long	22	608,575	12/14/18	(63,897)
Low Sulphur Gas Oil	Long	29	2,006,800	10/11/18	84,106
Low Sulphur Gas Oil	Long	1	68,975	11/12/18	173
Natural Gas	Long	39	1,137,240	9/26/18	(9,167)
NY Harbor ULSD	Long	10	942,102	9/28/18	(1,060)
Silver	Short	44	3,202,540	12/27/18	50,065
Soybean	Short	30	1,265,250	11/14/18	77,268
Soybean Meal	Short	20	614,400	12/14/18	22,225
Sugar	Short	7	89,533	2/28/19	(1,655)
Wheat	Long	17	463,675	12/14/18	(1,195)
WTI Crude Oil	Long	27	1,884,600	9/20/18	44,650
WTI Crude Oil	Long	2	138,740	10/22/18	(345)
Zinc	Long	85	5,236,531	9/17/18	(1,087,540)
Zinc	Short	85	5,236,531	9/17/18	880,279
Zinc	Long	5	306,750	12/17/18	(2,315)
Zinc	Short	26	1,595,100	12/17/18	97,711
			54,728,682		(76,763)
Equity Contracts
Amsterdam Index	Short	1	129,586	9/21/18	956
CAC 40 10 Euro Index[a]	Long	42	2,635,268	9/21/18	(1,775)
CBOE VIX Index	Long	7	110,425	12/19/18	(400)
CME E-Mini Russell 2000 Index[a]	Long	85	7,397,550	9/21/18	267,677
CME E-Mini Russell 2000 Index	Short	66	5,743,980	9/21/18	(185,569)
DAX Index[a]	Long	11	3,942,047	9/21/18	(61,724)
DJ EURO STOXX 50 Index[a]	Long	114	4,484,521	9/21/18	(86,698)
DJ EURO STOXX 50 Index	Short	269	10,581,897	9/21/18	211,676
DJIA Mini E-CBOT Index[a]	Long	37	4,807,780	9/21/18	74,303
FTSE 100 Index[a]	Long	144	13,859,725	9/21/18	(253,977)
FTSE 100 Index	Short	105	10,106,049	9/21/18	281,361
FTSE/JSE Top 40 Index	Short	18	639,438	9/20/18	(11,341)
Hang Seng Index	Long	17	3,006,880	9/27/18	(36,552)
Hang Seng Index[a]	Short	3	530,626	9/27/18	925
JPX-Nikkei 400 Index	Long	20	275,493	9/13/18	(2,687)
MSCI Emerging Market Index	Long	98	5,169,010	9/21/18	22,613

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts (continued)
NASDAQ 100 E-Mini Index[a]	Long	36	$5,516,100	9/21/18	$309,185
NASDAQ 100 E-Mini Index	Short	168	25,741,800	9/21/18	(909,343)
Nikkei 225 Index[a]	Long	14	2,880,389	9/13/18	34,283
S&P 500 E-Mini Index[a]	Long	16	2,321,680	9/21/18	128,461
S&P 500 E-Mini Index	Short	691	100,267,555	9/21/18	(3,589,923)
SGX MSCI Singapore Index	Long	4	105,847	9/27/18	(1,368)
SPI 200 Index	Long	15	1,699,484	9/20/18	26,511
STOXX 600 Banks Index	Long	504	4,510,499	9/21/18	(185,096)
STOXX 600 Banks Index	Short	167	1,494,550	9/21/18	92,126
TOPIX Index[a]	Long	19	2,964,315	9/13/18	(33,643)
Yen Denominated Nikkei 225 Index	Long	1	102,691	9/13/18	1,269
			221,025,185		(3,908,750)
Interest Rate Contracts
3 Month EURIBOR[a]	Long	319	92,685,735	12/16/19	57,052
10 Yr. Mini Japanese Government Bond	Short	7	9,474,035	9/12/18	28,514
90 Day Eurodollar[a]	Short	640	155,272,000	12/16/19	3,795
90 Day Sterling[a]	Long	363	58,137,932	12/18/19	(32,266)
Australian 10 Yr. Bond[a]	Long	68	6,388,169	9/17/18	72,670
Canadian 10 Yr. Bond[a]	Short	7	723,012	12/18/18	(5,645)
Euro BUXL 30 Yr. Bond	Long	1	207,543	9/06/18	979
Euro BUXL 30 Yr. Bond	Short	8	1,660,341	9/06/18	(46,814)
Euro BUXL 30 Yr. Bond	Long	1	205,848	12/06/18	973
Euro-BTP	Long	32	4,556,093	9/06/18	(175,850)
Euro-BTP	Short	3	427,134	9/06/18	7,772
Euro-BTP	Long	50	7,009,785	12/06/18	(23,618)
Euro-Bund	Short	6	1,137,096	9/06/18	(16,129)
Euro-Bund[a]	Long	10	1,866,258	12/06/18	1,035
Euro-SCHATZ	Short	128	16,639,807	9/06/18	3,046
Euro-SCHATZ	Short	107	13,904,870	12/06/18	(4,281)
Long Gilt[a]	Long	6	951,565	12/27/18	(462)
Long Gilt	Short	23	3,647,665	12/27/18	(714)
U.S. Treasury 5 Yr. Note	Short	123	13,948,008	12/31/18	(7,753)
U.S. Treasury 10 Yr. Note	Long	8	962,125	12/19/18	(825)
U.S. Treasury 10 Yr. Note[a]	Short	27	3,247,172	12/19/18	(1,426)
U.S. Treasury Long Bond	Long	4	576,875	12/19/18	1,473
U.S. Treasury Long Bond[a]	Short	44	6,345,625	12/19/18	2,928
U.S. Treasury Ultra 10 Yr. Bond	Short	17	2,176,797	12/19/18	104
U.S. Treasury Ultra Bond	Long	3	477,937	12/19/18	(930)
U.S. Treasury Ultra Bond	Short	7	1,115,187	12/19/18	(1,315)
			403,744,614		(137,687)
Total Futures Contracts					$(4,123,200)

*As of period end.
aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
OTC Forward Exchange Contracts
Swedish Krona	MSCO	Buy	2,226,629	243,510	9/04/18	$42	$–
Swedish Krona	MSCO	Sell	1,273,593	139,294	9/04/18	–	(13)
Taiwan Dollar	BNYM	Sell	382,355	12,434	9/04/18	–	(18)
Brazilian Real	HSBC	Buy	145,000	37,237	9/06/18	–	(1,662)
Brazilian Real	HSBC	Sell	145,000	38,621	9/06/18	3,046	–
Chilean Peso	BOFA	Buy	14,540,000	22,628	9/06/18	–	(1,291)
Chilean Peso	BOFA	Sell	14,540,000	22,596	9/06/18	1,260	–
Colombian Peso	DBAB	Buy	85,805,000	29,629	9/06/18	–	(1,470)
Colombian Peso	DBAB	Sell	85,805,000	29,626	9/06/18	1,467	–
Japanese Yen	DBAB	Sell	2,545,000	22,826	9/06/18	–	(89)
New Israeli Shekel	UBSW	Sell	140,000	38,150	9/06/18	–	(701)
Peruvian Nuevo Sol	MSCS	Buy	195,000	59,515	9/06/18	–	(442)
Peruvian Nuevo Sol	MSCS	Sell	195,000	58,991	9/06/18	–	(82)
Philippine Peso	MSCS	Buy	3,255,000	61,190	9/06/18	–	(327)
Philippine Peso	MSCS	Sell	3,255,000	60,789	9/06/18	–	(74)
Singapore Dollar	UBSW	Sell	55,000	40,257	9/06/18	182	–
Swiss Franc	JPHQ	Sell	25,000	25,261	9/06/18	–	(545)
Argentine Peso	MSCS	Buy	580,000	20,670	9/10/18	–	(5,130)
Indian Rupee	DBAB	Buy	2,605,000	37,748	9/10/18	–	(1,064)
Russian Ruble	MSCS	Buy	1,540,000	22,531	9/10/18	262	–
Russian Ruble	MSCS	Sell	1,540,000	23,137	9/10/18	344	–
Canadian Dollar	DBAB	Buy	106,154	80,978	9/11/18	383	–
Canadian Dollar	JPHQ	Buy	35,605	27,318	9/11/18	–	(29)
Canadian Dollar	MSCO	Buy	342,809	262,262	9/11/18	715	(234)
Canadian Dollar	UBSW	Buy	247,065	188,820	9/11/18	541	–
Colombian Peso	JPHQ	Sell	2,804,032,407	973,500	9/13/18	53,674	–
Peruvian Nuevo Sol	JPHQ	Sell	270,749	82,500	9/13/18	509	–
Philippine Peso	JPHQ	Buy	8,863,942	165,000	9/13/18	692	–
Polish Zloty	MSCS	Sell	10,305,000	2,793,906	9/13/18	13,177	–
British Pound	BNYM	Sell	3,478,591	4,423,028	9/14/18	–	(89,342)
Canadian Dollar	BNYM	Sell	1,380,000	1,062,593	9/14/18	4,838	–
Euro	BNYM	Sell	15,914,408	18,173,288	9/14/18	12,714	(331,372)
Hong Kong Dollar	BNYM	Sell	16,523,000	2,106,021	9/14/18	357	–
Japanese Yen	BNYM	Sell	256,966,000	2,343,981	9/14/18	28,988	–
Peruvian Nuevo Sol	JPHQ	Buy	2,848,749	864,337	9/14/18	–	(1,689)
Peruvian Nuevo Sol	JPHQ	Sell	2,848,749	868,548	9/14/18	5,900	–
Swiss Franc	BNYM	Sell	189,093	190,791	9/14/18	–	(4,536)
Colombian Peso	HSBC	Buy	654,335,000	217,604	9/17/18	–	(3,007)
Colombian Peso	HSBC	Sell	654,335,000	217,171	9/17/18	2,574	–
Colombian Peso	MSCS	Buy	67,650,000	22,816	9/17/18	–	(629)
Colombian Peso	MSCS	Sell	67,650,000	22,151	9/17/18	–	(36)
Hungarian Forint	MSCS	Buy	6,405,000	22,959	9/17/18	–	(174)
Hungarian Forint	MSCS	Sell	6,405,000	22,359	9/17/18	–	(426)
New Zealand Dollar	MSCO	Sell	1,723,922	1,163,770	9/17/18	23,226	–
New Zealand Dollar	UBSW	Sell	386,939	255,250	9/17/18	–	(748)
Philippine Peso	MSCS	Buy	1,200,000	22,477	9/17/18	–	(49)
Philippine Peso	MSCS	Sell	1,200,000	22,453	9/17/18	25	–
Thailand Baht	DBAB	Sell	1,360,000	40,871	9/17/18	–	(700)
Turkish Lira	JPHQ	Sell	670,250	100,000	9/17/18	–	(1,042)
Japanese Yen	DBAB	Buy	270,166,825	2,451,156	9/18/18	–	(16,554)
Japanese Yen	JPHQ	Sell	7,455,000	67,838	9/18/18	657	–
Japanese Yen	MSCO	Buy	58,385,073	527,358	9/18/18	–	(1,222)
Australian Dollar	DBAB	Sell	1,402,808	1,019,808	9/19/18	11,345	–
Australian Dollar	JPHQ	Buy	372,815	274,151	9/19/18	–	(6,139)
Australian Dollar	JPHQ	Sell	6,593,027	4,866,610	9/19/18	126,956	–
Australian Dollar	MSCO	Buy	510,653	375,294	9/19/18	–	(8,191)
Australian Dollar	UBSW	Sell	72,219	53,086	9/19/18	1,169	–
British Pound	BNYM	Sell	545,845	729,469	9/19/18	21,556	(291)
British Pound	DBAB	Sell	1,464,456	1,937,967	9/19/18	37,913	–
British Pound	MSCO	Sell	33,522	42,923	9/19/18	–	(570)
British Pound	UBSW	Sell	336,992	431,404	9/19/18	–	(5,825)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	JPHQ	Buy	11,395,458	1,744,227		9/19/18	$–	$(79,489)
Chinese Yuan	JPHQ	Sell	5,459,032	703,855	EUR	9/19/18	27,393	(6,733)
Chinese Yuan	JPHQ	Sell	19,887,463	3,048,830		9/19/18	143,514	–
Czech Koruna	JPHQ	Sell	39,292,193	1,512,780	EUR	9/19/18	–	(11,650)
Euro	BNYM	Buy	896,831	1,063,830		9/19/18	–	(21,358)
Euro	BNYM	Sell	5,135,083	6,007,681		9/19/18	38,687	–
Euro	DBAB	Sell	3,381,041	3,947,756		9/19/18	31,264	(13,612)
Euro	JPHQ	Buy	663,352	772,808		9/19/18	4,299	(6,031)
Euro	JPHQ	Sell	725,221	5,459,032	CNY	9/19/18	1,650	(47,145)
Euro	JPHQ	Sell	1,522,950	39,292,193	CZK	9/19/18	6,855	(7,027)
Euro	JPHQ	Sell	4,313,058	5,036,343		9/19/18	28,659	(5,793)
Euro	MSCO	Sell	540,535	629,955		9/19/18	3,920	(2,280)
Euro	UBSW	Sell	185,074	216,294		9/19/18	1,165	–
Indian Rupee	JPHQ	Buy	6,494,280	92,000		9/19/18	–	(644)
Indian Rupee	JPHQ	Sell	156,067,705	2,265,089		9/19/18	69,659	–
Mexican Peso	JPHQ	Buy	19,761,724	1,027,880		9/19/18	4,138	(813)
Mexican Peso	JPHQ	Sell	6,338,799	335,927		9/19/18	5,156	–
Russian Ruble	JPHQ	Buy	103,342,270	1,576,046		9/19/18	5,121	(53,090)
Russian Ruble	JPHQ	Sell	54,306,734	865,480		9/19/18	62,470	–
South African Rand	JPHQ	Buy	47,776,060	3,439,807		9/19/18	–	(197,136)
South African Rand	JPHQ	Sell	124,700,887	9,177,419		9/19/18	713,678	–
Swiss Franc	BNYM	Sell	1,031,565	1,043,228		9/19/18	–	(22,800)
Turkish Lira	JPHQ	Buy	12,069,158	2,412,469		9/19/18	–	(595,202)
Turkish Lira	JPHQ	Sell	12,069,158	2,450,280		9/19/18	633,014	–
British Pound	DBAB	Buy	3,669,000	4,840,071		9/20/18	2,929	(82,479)
British Pound	DBAB	Sell	1,216,000	1,606,214		9/20/18	29,810	(1,364)
Canadian Dollar	DBAB	Buy	43,000	32,950		9/20/18	43	(30)
Canadian Dollar	DBAB	Sell	2,735,000	2,080,861		9/20/18	90	(15,818)
Euro	DBAB	Buy	2,245,000	2,627,147		9/20/18	–	(17,378)
Euro	DBAB	Sell	5,714,000	6,669,506		9/20/18	34,535	(7,444)
Japanese Yen	DBAB	Buy	72,100,000	654,497		9/20/18	29	(4,707)
Japanese Yen	DBAB	Sell	302,200,000	2,739,723		9/20/18	18,646	(2,575)
Malaysian Ringgit	MSCS	Buy	95,000	23,008		9/20/18	97	–
Malaysian Ringgit	MSCS	Sell	95,000	23,227		9/20/18	122	–
Australian Dollar[b]	MSCO	Buy	6,763,000	4,990,723		9/21/18	–	(128,886)
Australian Dollar[b]	MSCO	Sell	19,171,000	14,301,682		9/21/18	519,886	–
British Pound[b]	MSCO	Buy	11,531,000	15,376,681		9/21/18	748	(415,351)
British Pound[b]	MSCO	Sell	19,962,000	26,290,536		9/21/18	437,547	(48,750)
Canadian Dollar[b]	MSCO	Buy	8,165,000	6,227,437		9/21/18	34,285	(2,497)
Canadian Dollar[b]	MSCO	Sell	18,827,000	14,414,999		9/21/18	2,084	(19,713)
Euro[b]	MSCO	Buy	11,202,000	13,093,946		9/21/18	19,055	(89,916)
Euro[b]	MSCO	Sell	21,827,000	25,520,961		9/21/18	164,245	(18,646)
Japanese Yen[b]	MSCO	Buy	1,489,423,000	13,554,975		9/21/18	3,077	(133,324)
Japanese Yen[b]	MSCO	Sell	3,298,361,000	29,736,729		9/21/18	118,540	(111,173)
Mexican Peso[b]	MSCO	Buy	106,442,000	5,389,548		9/21/18	225,517	(62,506)
Mexican Peso[b]	MSCO	Sell	59,071,000	2,901,009		9/21/18	7,267	(187,702)
New Zealand Dollar[b]	MSCO	Buy	5,639,000	3,845,622		9/21/18	1,250	(116,117)
New Zealand Dollar[b]	MSCO	Sell	10,885,000	7,403,511		9/21/18	203,400	(1,393)
Swiss Franc[b]	MSCO	Buy	2,868,000	2,900,789		9/21/18	63,536	–
Swiss Franc[b]	MSCO	Sell	13,975,000	14,167,168		9/21/18	–	(277,193)
Brazilian Real	DBAB	Sell	150,000	37,463		9/24/18	736	–
British Pound	MSCS	Sell	100,000	128,637		9/24/18	–	(1,134)
Czech Koruna	DBAB	Buy	510,000	23,023		9/24/18	–	(44)
Czech Koruna	DBAB	Sell	510,000	22,729		9/24/18	–	(250)
Argentine Peso	JPHQ	Buy	9,158,639	305,288		9/25/18	–	(64,125)
Argentine Peso	JPHQ	Sell	9,158,639	307,788		9/25/18	66,625	–
South African Rand	DBAB	Buy	330,000	23,019		9/25/18	–	(640)
South African Rand	DBAB	Sell	330,000	22,508		9/25/18	129	–
Swiss Franc	DBAB	Sell	1,001,310	1,011,595		9/25/18	–	(23,699)
Swiss Franc	JPHQ	Buy	44,000	45,539		9/25/18	–	(46)
Swiss Franc	MSCO	Buy	148,780	151,195		9/25/18	2,635	–
Swiss Franc	MSCS	Sell	4,781,625	4,849,469		9/25/18	–	(94,444)
Swiss Franc	UBSW	Buy	111,000	112,616		9/25/18	2,151	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	HSBC	Buy	25,000	18,373	9/27/18	$–	$(401)
Australian Dollar	HSBC	Sell	25,000	18,187	9/27/18	215	–
Indian Rupee	DBAB	Buy	1,035,000	14,750	9/27/18	–	(204)
South Korean Won	MSCS	Buy	8,435,000	7,597	9/27/18	–	(15)
South Korean Won	MSCS	Sell	8,435,000	7,515	9/27/18	–	(67)
Brazilian Real	MSCS	Sell	95,000	23,121	9/28/18	–	(129)
British Pound	BNYM	Sell	657,000	863,955	9/28/18	11,221	–
British Pound	DBAB	Sell	481,000	618,715	9/28/18	–	(5,585)
Canadian Dollar	BNYM	Buy	116,000	88,406	9/28/18	531	–
Canadian Dollar	BNYM	Sell	116,000	87,474	9/28/18	–	(1,463)
Chilean Peso	MSCS	Buy	14,970,000	22,457	9/28/18	–	(469)
Chilean Peso	MSCS	Sell	14,970,000	22,634	9/28/18	646	–
Colombian Peso	MSCS	Sell	780,000,000	264,901	9/28/18	9,253	–
Euro	BNYM	Sell	4,241,000	4,946,870	9/28/18	14,046	(191)
Euro	DBAB	Sell	183,000	214,838	9/28/18	1,977	–
Indian Rupee	JPHQ	Sell	20,565,171	297,000	9/28/18	8,018	–
Mexican Peso	MSCS	Buy	415,000	21,874	9/28/18	–	(250)
Mexican Peso	MSCS	Sell	415,000	21,647	9/28/18	23	–
Russian Ruble	MSCS	Sell	2,685,000	39,951	9/28/18	287	–
South African Rand	MSCS	Sell	30,985,000	2,136,130	9/28/18	35,718	–
Australian Dollar	JPHQ	Sell	3,937,499	2,863,506	10/05/18	32,840	–
British Pound	JPHQ	Sell	249,285	320,154	10/05/18	–	(3,500)
Canadian Dollar	JPHQ	Sell	3,488,921	2,669,357	10/05/18	–	(5,964)
Euro	JPHQ	Sell	975,533	1,130,929	10/05/18	–	(4,423)
Hong Kong Dollar	JPHQ	Sell	12,171,299	1,551,831	10/05/18	174	–
Mexican Peso	JPHQ	Buy	61,648,506	3,236,991	10/05/18	–	(28,274)
New Zealand Dollar	JPHQ	Sell	1,817,775	1,208,526	10/05/18	5,872	–
Norwegian Krone	JPHQ	Buy	16,518,671	1,975,254	10/05/18	–	(2,749)
Russian Ruble	JPHQ	Sell	12,358,229	181,539	10/05/18	–	(884)
Singapore Dollar	JPHQ	Sell	651,425	475,415	10/05/18	569	–
Swedish Krona	JPHQ	Buy	10,905,005	1,199,328	10/05/18	–	(3,619)
Swiss Franc	JPHQ	Sell	3,041,010	3,099,144	10/05/18	–	(47,893)
Turkish Lira	JPHQ	Buy	3,663,100	575,024	10/05/18	–	(28,812)
Peruvian Nuevo Sol	MSCS	Buy	195,000	58,916	10/09/18	61	–
Philippine Peso	MSCS	Buy	3,255,000	60,642	10/09/18	133	–
Indian Rupee	JPHQ	Sell	20,751,600	300,000	10/15/18	9,024	–
Brazilian Real	JPHQ	Sell	3,255,343	857,945	10/26/18	63,102	–
Chilean Peso	JPHQ	Buy	66,675,000	100,000	10/26/18	–	(2,054)
Chilean Peso	JPHQ	Sell	494,951,611	751,749	10/26/18	24,661	–
British Pound	MSCO	Sell	20,704	26,776	10/31/18	–	(137)
Canadian Dollar	MSCO	Buy	221,989	171,157	10/31/18	54	(896)
Canadian Dollar	MSCO	Sell	5,520,262	4,247,642	10/31/18	12,395	–
Danish Krone	MSCO	Sell	1,810,254	282,525	10/31/18	–	(786)
Euro	MSCO	Buy	541,737	631,399	10/31/18	442	–
Euro	MSCO	Sell	369,433	434,436	10/31/18	3,558	–
Japanese Yen	MSCO	Buy	67,162,865	610,784	10/31/18	–	(3,624)
Swedish Krona	MSCO	Buy	5,892,292	650,308	10/31/18	22	(2,829)
Swedish Krona	MSCO	Sell	2,318,657	254,655	10/31/18	–	(141)
Swiss Franc	MSCO	Sell	425,766	435,106	10/31/18	–	(6,570)
South Korean Won	JPHQ	Sell	1,508,400,764	1,352,171	11/09/18	–	(5,587)
Taiwan Dollar	JPHQ	Sell	56,903,421	1,855,466	11/15/18	–	(6,783)
Mexican Peso	MSCO	Sell	37,863,000	1,914,496	03/29/19	–	(5,070)

Total Forward Exchange Contracts						$4,329,010	$(3,655,229)
Net unrealized appreciation (depreciation)						$673,781

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency		Date	Amount[a]		Value	(Receipts)	(Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	1,744,000		$14,774	$3,310	$11,464
Government of South Africa	(1.00%)	Quarterly		12/20/21	2,644,000		74,489	181,272	(106,783)
Government of South Africa	(1.00%)	Quarterly		6/20/22	1,495,000		52,585	77,628	(25,043)
Government of South Korea	(1.00%)	Quarterly		12/20/21	1,947,567		(43,422)	(56,447)	13,025
Government of South Korea	(1.00%)	Quarterly		12/20/22	164,487		(4,145)	(3,929)	(216)
Government of Turkey	(1.00%)	Quarterly		9/20/20	1,976,000		196,838	157,717	39,121
Government of Turkey	(1.00%)	Quarterly		12/20/20	1,723,000		187,131	104,521	82,610
Government of Turkey	(1.00%)	Quarterly		12/20/21	429,000		60,331	26,236	34,095
Traded Index
CDX.NA.HY.30	(5.00%)	Quarterly		6/20/23	1,875,000		(128,805)	(107,484)	(21,321)
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly		9/20/20	2,800,131		(12,896)	(339,144)	326,248	BB+
Government of Russia	1.00%	Quarterly		6/20/21	413,000		(3,413)	(30,563)	27,150	BB+
Government of Russia	1.00%	Quarterly		12/20/21	374,000		(4,651)	(13,889)	9,238	BB+
Government of South Africa	1.00%	Quarterly		12/20/22	874,000		(39,580)	(17,002)	(22,578	) BB+
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(139,458)	(37,352)	(102,106	) B+
Total Centrally Cleared Swap Contracts							$209,778	$(55,126)	$264,904
OTC Swap Contracts			Counterparty
Contracts to Buy Protection[c]
Single Name
Enel SpA	(1.00%)	Quarterly	BOFA	6/20/23	550,000	EUR	(1,198)	(301)	(897)
Traded Index
CDX.EM.29	(1.00%)	Quarterly	MSCS	6/20/23	290,000		16,055	5,038	11,017
CDX.EM.29	(1.00%)	Quarterly	MSCS	6/20/23	450,000		24,914	13,501	11,413
CDX.EM.29	(1.00%)	Quarterly	MSCS	6/20/23	740,000		40,969	14,041	26,928
iTraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	6/20/23	455,000		(4,474)	(4,579)	105
iTraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	6/20/23	480,000		(4,720)	(4,514)	(206)
iTraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	6/20/23	240,000		(2,360)	(2,263)	(97)
Total OTC Swap Contracts							$69,186	$20,923	$48,263
Total Credit Default Swap Contracts							$278,964	$(34,203)	$313,167

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

					Value/Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 2.11%
Pay Floating rate 3 Month USD-LIBOR	Quarterly	1/05/20	57,430,000		$(505,716)
Receive Fixed rate 2.61%
Pay Floating rate 3 Month USD-LIBOR	Quarterly	4/13/20	7,740,000		30,149
Receive Fixed rate 2.83%
Pay Floating rate 3 Month USD-LIBOR	Quarterly	7/16/20	41,050,000		33,079
Receive Fixed rate 2.83%
Pay Floating rate 3 Month USD-LIBOR	Quarterly	7/24/20	14,400,000		10,276
Receive Fixed rate 2.10%
Pay Floating rate 3 Month CABA	Semi-Annually	9/14/21	2,900,000	CAD	(21,821)
Receive Fixed rate 2.11%
Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000	CAD	(49,666)
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000	CAD	(48,691)
Receive Fixed rate 2.07%
Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	5,360,000	CAD	(44,419)
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	7,000,000	CAD	(48,283)
Receive Fixed rate 2.37%
Pay Floating rate 3 Month CABA	Semi-Annually	4/09/22	9,077,000	CAD	(17,550)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%	Annually	3/21/23	18,133,702	CZK	19,715
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually	3/21/23	9,453,969	CZK	8,755
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%	Annually	3/21/23	8,371,335	CZK	6,693
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually	3/21/23	39,226,029	CZK	26,233
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.84%	Annually	5/22/23	52,105,922	CZK	38,998
Receive Floating rate MIBOR
Pay Fixed rate 6.67%	Annually	6/20/23	68,165,992	INR	23,700
Receive Fixed rate 7.83%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	18,569,394	MXN	(6,439)
Receive Fixed rate 7.86%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	29,740,237	MXN	(8,465)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	18,187,067	MXN	(4,948)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	17,100,759	MXN	(3,724)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	14,910,921	MXN	(2,651)
Receive Fixed rate 7.92%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	15,632,463	MXN	(2,351)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	23,311,467	MXN	(2,408)
Receive Floating rate 3 Month JIBAR
Pay Fixed rate 7.93%	Quarterly	9/19/23	31,081,736	ZAR	8,442
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually	9/19/23	32,090,072	CZK	25,302
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.89%	Annually	9/19/23	32,962,642	CZK	25,239
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.35%	Semi-Annually	9/14/27	1,200,000	CAD	18,512
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually	9/15/27	2,800,000	CAD	40,403
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually	9/15/27	2,800,000	CAD	41,405

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)
						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.36%	Semi-Annually		9/20/27	2,290,000	CAD	$33,637
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.39%	Semi-Annually		9/20/27	2,800,000	CAD	36,515
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.43%	Semi-Annually		1/05/28	11,380,000		449,969
Receive Floating rate 3 Month CABA
Receive Fixed rate 2.56%	Semi-Annually		4/09/28	3,069,000	CAD	5,938
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.83%	Semi-Annually		4/11/28	516,000		(113)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed 2.93%	Semi-Annually		7/16/28	9,100,000		(15,532)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47	688,548	GBP	47,973
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually		1/05/67	800,000	GBP	78,361
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	133,000	GBP	10,199
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.34%	Semi-Annually		12/14/67	431,352	GBP	46,570
Total Centrally Cleared Swap Contracts						283,286
OTC Swap Contracts		Counterparty
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23	2,611,289	MYR	(8,227)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23	2,647,855	MYR	(8,305)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23	5,870,335	MYR	(11,999)
Total OTC Swap Contracts						(28,531)
Total Interest Rate Swap Contracts						$254,755

*In U.S. dollars unless otherwise indicated.

At August 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/Unrealized
		Payment	Counter-	Maturity	Notional	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Depreciation)
OTC Swap Contracts
Commodity Contracts – Long[a]
Bloomberg Commodity Index[b]	0.15%	Monthly	MSCI	9/12/18	397,965	$(6,499)
Credit Contracts – Short[c]
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	JPHQ	9/20/18	1,517,000	(35,861)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	JPHQ	9/20/18	1,692,000	(49,206)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	JPHQ	9/20/18	1,691,000	(16,833)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	JPHQ	9/20/18	3,382,000	(31,753)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	MSCS	9/20/18	844,000	(19,952)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	MSCS	9/20/18	1,499,000	(14,357)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly	GSCO	9/25/18	1,754,000	(16,799)
						(184,761)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a]
Aetna Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	4,514,042		$405,452
Aetna Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	8/20/19	4,231,709		32,478
Air China Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	11,057,536	HKD	41,396
Alphabet Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,517,537		658,362
Altaba Inc	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	4,162,296		1,368,788
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	39,690	EUR	(4,305)
APA Group	1-Month BBSW + 0.55%	Monthly	MSCS	9/04/19	1,098,277	AUD	28,080
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	838,974	GBP	(51,104)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	1,756,133	EUR	(73,410)
Caterpillar Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,896,540		(34,190)
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	2,977,250	EUR	(15,983)
Christian Dior SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	1,250,136	EUR	235,737
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	3,053,568	EUR	1,482
Delta Air Lines Inc	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	3,163,621		298,218
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	770,989	EUR	127,994
Gemalto NV	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/18	1,197	EUR	3
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	732,999	GBP	128,975
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	2,708,847	EUR	(373,308)
Innogy SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	2,002,136	EUR	63,455
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	1,948,567	GBP	(108,957)
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	956,674		(39,568)
LafargeHolcim Ltd	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/19	3,062,081	CHF	(118,693)
Monster Beverage Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,060,898		70,535
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/19	5,156,244	CHF	44,742
NEX Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	2,063,258	GBP	103,890
NEX Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/17/19	3,846,099	GBP	93,757
NVR Inc	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,636,874		478,471
OneMarket Ltd.	1-Month LIBOR + 0.55%	Monthly	MSCS	2/20/20	–		16,391
Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	709,891	EUR	93,353
Reckitt Benckiser Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	643,100	GBP	(23,631)
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,744,510		166,453
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	761,306	GBP	13,320
Rockwell Collins Inc	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	257,960		(326)
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	1,157,046	GBP	6,921
RWE AG	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/18	1,815,873	EUR	181,068
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/18	1,111,171	EUR	93,720
Shire PLC	1-Day FEDEF + 1.25%	Monthly	MSCS	2/20/20	5,478,937		228,493
Sky PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	2,886,830	GBP	1,890,246
Sky PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/17/19	2,306,822	GBP	28,672
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	893,841	GBP	(10,560)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	1,620,441	EUR	(49,397)
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	771,152	GBP	(58,999)
Take-Two Interactive Software Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,921,964		807,211
thyssenkrupp AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	324,036	EUR	(56,975)
Twenty-First Century Fox Inc., B	1-Month LIBOR + 0.40%	Monthly	DBAB	8/20/19	3,426,031		(21,567)
Vedanta Resources PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/17/19	786,788	GBP	(14,564)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	1,601,903	GBP	(484,988)
Yuexiu Transport Infrastructure Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	9/13/19	1,376,349		(96,339)

							6,070,799

Equity Contracts – Short[c]
Accor SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/19	846,767	EUR	10,723
Alibaba Group Holding Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	4,530,630		(178,710)
AXA Equitable Holdings Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	282,142		(16,998)
CME Group Inc.	1-Day SONIA - 0.35%	Monthly	MSCS	5/19/20	1,091,157	GBP	(135,014)
Consumer Discretionary Select Sector
SPDR ETF	1-Day FEDEF	Monthly	MSCS	11/08/19	811,548		(210,459)
Consumer Staples Select Sector SPDR ETF	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	666,283		(33,141)
CVS Health Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	1,398,421		(153,226)
CVS Health Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	8/20/19	1,308,670		(34,040)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[c] (continued)
Dassault Aviation SA	1-Month LIBOR - 0.50%	Monthly	DBAB	4/24/19	304,558	EUR	$14,862
easyJet PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/18/19	540,392	GBP	10,404
Enterprise Inns	1-Month LIBOR - 0.40%	Monthly	BNPP	6/27/19	248,681	GBP	4,497
Envestnet Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	61,002		(3,099)
Glencore PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/18/19	217,840	GBP	(12,700)
Integrated Device Technology Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	751,974		(122,880)
InterDigital Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	512,757		(11,023)
Invacare Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	488,400		38,875
iShares STOXX Europe 600 UCITS ETF .	1-Day EONIA - 0.63%	Monthly	MSCS	1/10/19	16,928	EUR	(149)
j2 Global Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,391,196		(36,011)
KapStone Paper and Packaging Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	266,737		(57)
LVMH Moet Hennessy Louis Vuitton SE .	1-Day EONIA - 0.40%	Monthly	MSCS	10/30/18	1,188,907	EUR	(218,390)
LVMH Moet Hennessy Louis Vuitton SE .	1-Day EONIA - 0.40%	Monthly	MSCS	12/19/18	754,244	EUR	(19,015)
Nice Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	335,280		(16,776)
Oita Bank Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	73,614		(3,357)
ON Semiconductor Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	802,376		(34,291)
Qantas Airways Ltd.	1-Day RBACR - 0.50%	Monthly	MSCS	1/31/19	246,284	AUD	2,780
Redwood Trust Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	383,150		(17,146)
S&P 500 Total Return Index	1-Day FEDEF - 0.20%	Monthly	MSCS	11/08/19	2,839,713		(362,155)
S&P Metals & Mining Select Industry	1-Day FEDEF - 0.10%	Monthly	MSCS	8/18/20	735,767		(30,385)
ServiceNow Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	351,755		(25,963)
Suntec Real Estate Investment Trust	1-Month SIBOR - 0.50%	Monthly	BNPP	3/27/19	456,072	SGD	(1,731)
Takeda Pharmaceutical Co. Ltd	1-Day FEDEF - 0.40%	Monthly	MSCS	5/21/20	1,747,983		(170)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	12/19/18	1,452,830	EUR	(19,509)
United Technologies Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	91,602		(165)
Utilities Select Sector SPDR Fund	1-Day FEDEF - 0.15%	Monthly	MSCS	8/31/20	837,344		(6,707)
VMware Inc., A	1-Day FEDEF - 0.66%	Monthly	MSCS	12/20/18	251,137		(5,604)
The Walt Disney Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	1,783,176		(165,821)
The Walt Disney Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	8/20/19	771,100		6,392
The Weir Group PLC	1-Day SONIA - 0.63%	Monthly	MSCS	1/18/19	107,956	GBP	(6,412)
Yamagata Bank Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	11/16/18	99,863		(4,341)
Yuexiu Transport Infrastructure Ltd.	1-Month LIBOR - 1.88%	Monthly	DBAB	7/19/19	4,845,080	HKD	(21,190)
Yuexiutransport	1-Month HIBOR - 0.15%	Monthly	BNPP	4/29/19	9,522,788	HKD	53,245
							(1,764,857)
Fixed Income Contracts – Long[a]
Airbus SE	1-Month LIBOR + 1.00%	Monthly	DBAB	4/24/19	389,850	EUR	(16,809)
Asia View Ltd.	1-Month LIBOR + 0.90%	Monthly	BNPP	4/29/19	930,864		(48,509)
AXA SA	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	395,651		17,599
Carillion Finance White 2015 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/17/19	–	GBP	64,174
Enterprise Funding Ltd.	1-Month LIBOR + 0.80%	Monthly	BNPP	6/27/19	819,027	GBP	1,967
Envestnet Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	143,075		4,117
Integrated Device Technology Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,097,660		159,692
InterDigital Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	781,744		10,701
Invacare Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	839,716		(53,914)
j2 Global Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,852,196		31,369
Nice Systems Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	426,804		18,340
Oita Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/18	806,000		(13,811)
ON Semiconductor Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,258,175		35,567
Redwood Trust Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,200,278		18,395
ServiceNow Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	424,764		25,976
Suntec Real Estate Investment Trust	1-Month SIBOR + 0.75%	Monthly	BNPP	2/27/19	2,312,197	SGD	(10,657)
Yamagata Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/18	1,773,000		32,229

							276,426
Total Return Swap Contracts							$4,391,108

*In U.S. dollars unless otherwise indicated.
aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America, N.A.	CAD	Canadian Dollar	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
DBAB	Deutsche Bank, AG	CHF	Swiss Franc	BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
GSCO	Goldman Sachs International	CNY	Chinese Yuan	BBSW	Bank Bill Swap Rate
HSBC	HSBC Bank USA, N.A.	COP	Colombian Peso	CABA	Canadian Bank’s Acceptance
JPHQ	JP Morgan Chase Bank, N.A.	CZK	Czech Koruna	CAC	Cotation Assistee en Continu
MSCI	Morgan Stanley Capital International PLC	EGP	Egyptian Pound	CBOE	Chicago Board Options Exchange
MSCO	Morgan Stanley & Co., LLC	EUR	Euro	CBOT	Chicago Board of Trade
MSCS	Morgan Stanley Capital Services LLC	GBP	British Pound	CLN	Credit Linked Note
UBSW	UBS AG	HKD	Hong Kong Dollar	CME	Chicago Mercantile Exchange
		INR	Indian Rupee	DAX	Deutscher Aktienindex
		JPY	Japanese Yen	DJIA	Dow Jones Industrial Average
		MXN	Mexican Peso	EONIA	Euro OverNight Index Average
		MYR	Malaysian Ringgit	ETF	Exchange Traded Fund
Index		PLN	Polish Zloty	EURIBOR	Euro Interbank Offered Rate
CDX.EM	CDX Emerging Markets Index	SGD	Singapore Dollar	FEDEF	Federal Funds Effective Rate
CDX.NA.HY	CDX North America High Yield Index	TRY	Turkish Lira	FHLMC	Federal Home Loan Mortgage Corp.
		USD	United States Dollar	FRN	Floating Rate Note
		ZAR	South African Rand	FTSE	Financial Times Stock Exchange
				HIBOR	Hong Kong Interbank Offer Rate
				HONIX	Hong Kong Overnight Index Rate
				IDR	International Depositary Receipt
				JIBAR	Johannesburg Interbank Agreed Rate
				JSE	Johannesburg Stock Exchange Index
				KLIBOR	Kuala Lumpur Interbank Offered Rate
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
				MSCI	Morgan Stanley Capital International
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				RBACR	Reserve Bank of Australia Cash Rate
				REIT	Real Estate Investment Trust
				SGX	Singapore Exchange
				SIBOR	Singapore Interbank Offered Rate
				SONIA	Sterling Overnight Index Average
				SPDR	S&P Depositary Receipt
				SPI	Swiss Performance Index
				TIIE	Interbank Equilibrium Interest Rate
				TOPIX	Tokyo Price Index
				VIX	Volatility Index
				ULSD	Ultra-Low Sulfur Diesel

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2018 (unaudited)
Franklin K2 Global Macro Opportunities Fund

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes 3.4%
Banks 0.8%
[a]JP Morgan Structured Products BV, senior note, CLN (Egyptian
Government), Reg S, zero cpn., 11/01/18	Egypt	3,606,000	EGP	$196,118
Diversified Financial Services 1.0%
[a]Citigroup Global Markets Holdings Inc., CLN (Egyptian
Government), Reg S, zero cpn., 10/25/18	Egypt	4,101,223	EGP	224,160
Oil, Gas & Consumable Fuels 1.6%
Petrobras Global Finance BV, senior note,
6.125%, 1/17/22	Brazil	64,000		65,504
4.375%, 5/20/23	Brazil	44,000		41,426
6.25%, 3/17/24	Brazil	93,000		91,362
Petroleos Mexicanos, senior note,
4.875%, 1/24/22	Mexico	73,000		73,602
3.50%, 1/30/23	Mexico	55,000		51,967
4.625%, 9/21/23	Mexico	36,000		35,471
				359,332

Total Corporate Bonds and Notes (Cost $785,470)				779,610

Foreign Government and Agency Securities 6.7%
Government of Argentina,
3.75%, 2/08/19	Argentina	738,000	ARS	22,984
7.82%, 12/31/33	Argentina	34,403	EUR	32,807
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	141,585	EUR	87,194
[b]senior note, FRN, 32.223%, (ARPP7DRR), 6/21/20	Argentina	713,967	ARS	21,021
[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	94,767
senior note, 5.625%, 1/26/22	Argentina	195,000		165,506
senior note, 4.625%, 1/11/23	Argentina	66,000		52,148
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	100,000		101,050
[a]Government of Hellenic Republic, senior bond, Reg S, 3.90%, 1/30/33	Greece	96,814	EUR	99,985
[a]Government of Russia, senior bond, Reg S, 5.25%, 6/23/47	Russia	200,000		190,288
Government of South Africa,
5.50%, 3/09/20	South Africa	100,000		102,115
8.75%, 2/28/48	South Africa	2,504,509	ZAR	152,998
R186, 10.50%, 12/21/26	South Africa	4,240,676	ZAR	313,224
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	135,000		130,192
Total Foreign Government and Agency Securities
(Cost $1,774,733)				1,566,279

Total Investments before Short Term Investments
(Cost $2,560,203)				2,345,889

Quarterly Consolidated Statement of Investments| See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)
	Country	Shares	Value

Short Term Investments 81.3%
Money Market Funds 81.3%
[c,d]Dreyfus Government Cash Management, Institutional Shares, 1.84%	United States	5,214,370	$5,214,370
[c]Fidelity Investments Money Market Funds, 1.86%	United States	13,638,600	13,638,600
Total Money Market Funds (Cost $18,852,970)			18,852,970
Total Investments (Cost $21,413,173) 91.4%			21,198,859
Other Assets, less Liabilities 8.6%			1,995,600
Net Assets 100.0%			$23,194,459

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2018, the aggregate value of these securities was $805,318, representing 3.5% of net assets.
bThe coupon rate shown represents the rate at period end.
cThe rate shown is the annualized seven-day yield at period end.
dA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At August 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	6	$316,425	9/17/18	$(22,879)
Aluminum	Short	6	316,425	9/17/18	(11,665)
Aluminum	Long	5	266,375	12/17/18	2,829
Aluminum	Short	4	213,100	12/17/18	(6,483)
Brent Crude Oil	Long	3	232,920	9/28/18	17,315
Cocoa	Short	1	21,884	12/12/18	(1,052)
Coffee	Short	3	114,525	12/18/18	12,685
Coffee	Short	2	78,825	3/19/19	11,544
Coffee	Short	2	80,588	5/20/19	5,713
Copper	Long	5	746,750	9/17/18	(123,377)
Copper	Short	5	746,750	9/17/18	65,632
Copper	Long	1	149,444	12/17/18	(4,750)
Copper	Short	3	448,332	12/17/18	11,623
Copper	Short	1	66,775	12/27/18	(677)
Corn	Short	5	91,250	12/14/18	2,811
Cotton No.2	Long	1	41,110	12/06/18	252
Gasoline RBOB	Long	1	83,874	9/28/18	4,139
Gold 100 Oz	Short	8	965,360	12/27/18	17,391
Hard Red Winter Wheat	Short	1	27,662	12/14/18	(40)
Lean Hogs	Short	1	21,360	12/14/18	(1,873)
Lean Hogs	Short	1	25,150	2/14/19	437
Live Cattle	Short	1	43,510	10/31/18	147
Low Sulphur Gas Oil	Long	4	276,800	10/11/18	12,043
Low Sulphur Gas Oil	Long	1	68,975	11/12/18	3,798
Natural Gas	Long	4	116,640	9/26/18	271
Nickel	Long	1	76,320	9/17/18	(7,347)
Nickel	Short	1	76,320	9/17/18	6,258
NY Harbor ULSD	Long	3	282,630	9/28/18	10,527
Silver	Short	3	218,355	12/27/18	4,269
Soybean	Short	5	210,875	11/14/18	15,324
Soybean Meal	Short	4	122,880	12/14/18	9,649
Sugar	Short	5	63,952	2/28/19	(284)
Sugar	Short	2	25,760	4/30/19	(555)
WTI Crude Oil	Long	1	69,800	9/20/18	2,178
Zinc	Long	5	308,031	9/17/18	(73,021)
Zinc	Short	5	308,031	9/17/18	57,336
Zinc	Long	4	245,400	12/17/18	7,763
Zinc	Short	2	122,700	12/17/18	7,355
			7,691,863		35,286
Currency Contracts
AUD/USD	Short	22	1,579,600	9/17/18	66,019
CAD/USD	Short	8	613,160	9/18/18	2,911
CHF/USD	Short	2	258,175	9/17/18	(1,992)
EUR/USD	Short	51	7,400,737	9/17/18	138,194
GBP/USD	Short	16	1,296,400	9/17/18	(7,101)
JPY/USD	Long	8	901,700	9/17/18	(2,850)
JPY/USD	Short	5	563,563	9/17/18	2,370
MXN/USD	Long	2	52,270	9/17/18	(530)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts (continued)
MXN/USD	Short	1	$26,135	9/17/18	$(2,372)
NZD/USD	Short	3	198,330	9/17/18	9,052
U.S. Dollar Index	Long	1	95,083	9/17/18	(1,344)
USD/NOK	Long	1	100,062	9/17/18	4,758
ZAR/USD	Short	3	101,850	9/17/18	9,367
			13,187,065		216,482
Equity Contracts
Amsterdam Index	Long	1	129,586	9/21/18	1,668
CAC 40 10 Euro Index	Long	6	376,467	9/21/18	4,232
CME E-Mini Russell 2000 Index	Long	7	609,210	9/21/18	16,489
DAX Index	Long	1	358,368	9/21/18	(6,973)
DJ EURO STOXX 50 Index	Long	14	550,731	9/21/18	923
DJIA Mini E-CBOT Index	Long	5	649,700	9/21/18	12,395
E-Mini S&P MidCap 400 Index	Long	1	204,560	9/21/18	3,608
FTSE 100 Index	Long	6	577,488	9/21/18	(11,343)
FTSE/JSE Top 40 Index	Long	1	35,524	9/20/18	(950)
MSCI EAFE Index	Long	1	97,940	9/21/18	(342)
NASDAQ 100 E-Mini Index	Long	3	459,675	9/21/18	18,643
OMX Stockholm 30 Index	Long	15	271,865	9/21/18	5,841
S&P 500 E-Mini Index	Long	5	725,525	9/21/18	14,278
S&P 500 E-Mini Index	Short	1	145,105	9/21/18	(3,645)
S&P/TSX 60 Index	Long	1	147,908	9/20/18	2,051
SPI 200 Index	Long	3	339,897	9/20/18	11,892
TOPIX Index	Long	1	156,017	9/13/18	(592)
TOPIX Index	Short	1	156,017	9/13/18	(4,464)
			5,991,583		63,711
Interest Rate Contracts
3 Month EURIBOR	Long	1	290,551	12/16/19	14
10 Yr. Mini Japanese Government Bond	Long	6	811,304	9/11/18	(1,748)
90 Day Bank Bill	Long	1	715,427	9/12/19	68
90 Day Bank Bill	Long	3	2,146,070	12/13/19	756
90 Day Bank Bill	Long	1	715,269	3/12/20	86
90 Day Eurodollar	Short	4	972,400	3/18/19	3,979
90 Day Eurodollar	Short	8	1,942,800	6/17/19	4,159
90 Day Eurodollar	Short	7	1,698,987	9/16/19	3,948
90 Day Eurodollar	Short	35	8,491,437	12/16/19	2,293
90 Day Eurodollar	Short	5	1,213,062	3/16/20	3,590
90 Day Eurodollar	Short	4	970,550	6/15/20	3,279
90 Day Eurodollar	Short	4	970,650	9/14/20	(408)
90 Day Eurodollar	Short	3	727,987	12/14/20	(781)
90 Day Sterling	Short	2	320,967	3/20/19	116
90 Day Sterling	Short	3	481,062	6/19/19	351
90 Day Sterling	Short	1	160,257	9/18/19	(1)
90 Day Sterling	Short	6	960,958	12/18/19	(19)
90 Day Sterling	Short	3	480,236	3/18/20	265
90 Day Sterling	Short	1	159,933	9/16/20	19
Australian 3 Yr. Bond	Long	4	321,017	9/17/18	381
Australian 10 Yr. Bond	Long	9	845,493	9/17/18	1,760
Canadian 10 Yr. Bond	Long	7	723,011	12/18/18	1,659
Euro BUXL 30 Yr. Bond	Long	1	207,543	9/06/18	(193)
Euro BUXL 30 Yr. Bond	Short	1	207,543	9/06/18	(5,852)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts (continued)
Euro BUXL 30 Yr. Bond	Short	1	$205,848	12/06/18	$(117)
Euro-BOBL	Long	1	153,509	9/06/18	(187)
Euro-BOBL	Long	11	1,680,433	12/06/18	71
Euro-BOBL	Short	1	152,767	12/06/18	(361)
Euro-BTP	Short	1	140,196	12/06/18	33
Euro-Bund	Long	2	379,032	9/06/18	933
Euro-Bund	Long	4	746,503	12/06/18	239
Euro-OAT	Long	2	358,928	9/06/18	4,018
Euro-OAT	Long	3	531,219	12/06/18	601
Long Gilt	Long	9	1,427,347	12/27/18	554
U.S. Treasury 2 Yr. Note	Short	16	3,381,750	12/31/18	(1,381)
U.S. Treasury 5 Yr. Note	Short	27	3,061,758	12/31/18	(1,101)
U.S. Treasury 10 Yr. Note	Short	16	1,924,250	12/19/18	(1,009)
U.S. Treasury Long Bond	Long	1	144,219	12/19/18	(822)
U.S. Treasury Long Bond	Short	1	144,219	12/19/18	155
			40,966,492		19,347
Total Futures Contracts					$334,826

*As of period end.
aA portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement		Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts
Peruvian Nuevo Sol	JPHQ	Buy	212,738	64,549		9/14/18	$	– $	(129)
Peruvian Nuevo Sol	JPHQ	Sell	212,738	64,806		9/14/18		386	–
Brazilian Real	JPHQ	Buy	808,217	200,000		9/19/18		1,986	(3,986)
Brazilian Real	JPHQ	Sell	808,217	213,919		9/19/18		16,303	(383)
Chinese Yuan	JPHQ	Buy	1,590,273	245,271		9/19/18		–	(12,951)
Chinese Yuan	JPHQ	Sell	454,664	58,622	EUR	9/19/18		2,281	(561)
Chinese Yuan	JPHQ	Sell	2,993,978	453,927		9/19/18		16,783	(241)
Colombian Peso	JPHQ	Buy	147,192,806	50,000		9/19/18		–	(1,732)
Colombian Peso	JPHQ	Sell	147,192,806	50,229		9/19/18		1,961	–
Czech Koruna	JPHQ	Sell	7,150,752	275,949	EUR	9/19/18		1,152	(2,529)
Euro	JPHQ	Buy	39,085	45,329		9/19/18		370	(262)
Euro	JPHQ	Sell	60,401	454,664	CNY	9/19/18		137	(3,926)
Euro	JPHQ	Sell	276,796	7,133,209	CZK	9/19/18		2,242	(2,641)
Euro	JPHQ	Sell	300,000	96,836,162	HUF	9/19/18		2,514	(6,707)
Euro	JPHQ	Sell	900,000	8,557,673	NOK	9/19/18		13,208	(38,142)
Euro	JPHQ	Sell	200,000	859,908	PLN	9/19/18		4,766	(5,182)
Euro	JPHQ	Sell	300,000	3,086,330	SEK	9/19/18		3,924	(14,663)
Euro	JPHQ	Sell	329,329	385,113		9/19/18		2,367	(64)
Hungarian Forint	JPHQ	Sell	127,711,217	400,000	EUR	9/19/18		20,687	(10,105)
Indian Rupee	JPHQ	Buy	6,997,282	100,939		9/19/18		–	(2,507)
Indian Rupee	JPHQ	Sell	17,058,969	245,737		9/19/18		5,766	–
Mexican Peso	JPHQ	Buy	2,017,527	104,939		9/19/18		422	(83)
Mexican Peso	JPHQ	Sell	647,832	34,332		9/19/18		527	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	JPHQ	Sell	8,705,810	900,000	EUR	9/19/18	$12,022	$(4,767)
Philippine Peso	JPHQ	Buy	2,703,000	51,083		9/19/18	–	(569)
Philippine Peso	JPHQ	Sell	2,703,000	50,000		9/19/18	–	(514)
Polish Zloty	JPHQ	Sell	655,696	150,000	EUR	9/19/18	–	(2,594)
Russian Ruble	JPHQ	Buy	19,324,546	296,442		9/19/18	972	(11,670)
Russian Ruble	JPHQ	Sell	14,320,894	222,212		9/19/18	10,455	–
Singapore Dollar	JPHQ	Buy	334,483	250,000		9/19/18	–	(6,243)
Singapore Dollar	JPHQ	Sell	408,753	300,000		9/19/18	2,243	(124)
South African Rand	JPHQ	Buy	3,420,654	248,169		9/19/18	–	(16,002)
South African Rand	JPHQ	Sell	10,508,887	773,502		9/19/18	60,239	–
South Korean Won	JPHQ	Buy	278,853,932	261,224		9/19/18	–	(10,608)
South Korean Won	JPHQ	Sell	278,853,932	250,000		9/19/18	253	(869)
Swedish Krona	JPHQ	Sell	13,475,824	1,300,000	EUR	9/19/18	51,930	(16,529)
Taiwan Dollar	JPHQ	Buy	12,184,548	400,000		9/19/18	–	(2,815)
Taiwan Dollar	JPHQ	Sell	12,184,548	403,999		9/19/18	6,972	(158)
Thailand Baht	JPHQ	Buy	3,181,190	100,000		9/19/18	–	(2,755)
Thailand Baht	JPHQ	Sell	4,967,969	150,000		9/19/18	–	(1,864)
Turkish Lira	JPHQ	Buy	2,161,509	414,506		9/19/18	–	(89,047)
Turkish Lira	JPHQ	Sell	2,064,723	418,657		9/19/18	107,770	–
Chilean Peso	JPHQ	Buy	98,131,895	150,000		9/20/18	–	(5,912)
Chilean Peso	JPHQ	Sell	98,131,895	151,586		9/20/18	7,498	–
New Israeli Shekel	JPHQ	Buy	367,320	100,000		9/20/18	2,034	–
New Israeli Shekel	JPHQ	Sell	1,447,286	400,000		9/20/18	1,305	(3,330)
Australian Dollar	MSCO	Buy	645,000	473,961		9/21/18	–	(10,279)
Australian Dollar	MSCO	Sell	1,533,000	1,145,818		9/21/18	43,763	–
British Pound	MSCO	Buy	948,000	1,221,978		9/21/18	15,248	(7,145)
British Pound	MSCO	Sell	1,230,000	1,599,872		9/21/18	9,643	(5,761)
Canadian Dollar	MSCO	Buy	1,137,000	871,062		9/21/18	1,739	(1,186)
Canadian Dollar	MSCO	Sell	1,430,000	1,091,613		9/21/18	77	(4,690)
Euro	MSCO	Buy	922,000	1,068,195		9/21/18	8,373	(4,680)
Euro	MSCO	Sell	1,700,000	1,986,848		9/21/18	10,658	(178)
Japanese Yen	MSCO	Buy	193,290,000	1,747,379		9/21/18	132	(5,316)
Japanese Yen	MSCO	Sell	269,051,000	2,414,575		9/21/18	3,206	(13,691)
Mexican Peso	MSCO	Buy	10,785,000	560,230		9/21/18	8,145	(5,775)
Mexican Peso	MSCO	Sell	6,221,000	304,049		9/21/18	11	(20,480)
New Zealand Dollar	MSCO	Buy	240,000	158,717		9/21/18	558	(491)
New Zealand Dollar	MSCO	Sell	668,000	450,488		9/21/18	9,085	(545)
Swiss Franc	MSCO	Buy	385,000	388,807		9/21/18	9,123	–
Swiss Franc	MSCO	Sell	989,000	1,002,173		9/21/18	–	(20,043)
Argentine Peso	JPHQ	Buy	761,125	25,371		9/25/18	–	(5,329)
Argentine Peso	JPHQ	Sell	761,125	25,579		9/25/18	5,537	–
Brazilian Real	JPHQ	Sell	629,961	150,000		12/19/18	–	(2,967)
Chilean Peso	JPHQ	Sell	33,787,825	50,000		12/19/18	355	–
Indian Rupee	JPHQ	Sell	3,577,880	50,000		12/19/18	205	–
Russian Ruble	JPHQ	Sell	3,443,260	50,000		12/19/18	–	(435)
Taiwan Dollar	JPHQ	Sell	10,659,652	350,000		12/19/18	239	(21)

Total Forward Exchange Contracts							$487,572	$(392,176)
Net unrealized appreciation (depreciation)							$95,396
*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At August 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment					Unamortized
	Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid) Frequency		Date	Amount[a]	Value	(Receipts) (Depreciation) Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly	6/20/23	$166,000	$1,406	$315	$1,091
Government of South Africa	(1.00%)	Quarterly	12/20/21	275,000	7,748	18,823	(11,075)
Government of South Africa	(1.00%)	Quarterly	6/20/22	168,000	5,909	8,826	(2,917)
Government of South Korea	(1.00%)	Quarterly	12/20/21	207,885	(4,635)	(5,982)	1,347
Government of South Korea	(1.00%)	Quarterly	12/20/22	7,673	(193)	(183)	(10)
Government of Turkey	(1.00%)	Quarterly	6/20/21	405,000	50,993	24,334	26,659
Government of Turkey	(1.00%)	Quarterly	12/20/21	43,000	6,047	2,630	3,417

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	(4,887)	(14,594)	9,707	BB+
Government of South Africa	1.00%	Quarterly	12/20/22	111,000	(5,027)	(2,056)	(2,971	) BB+
Government of Turkey	1.00%	Quarterly	12/20/22	105,000	(17,728)	(4,748)	(12,980	) B+
Total Credit Default Swap Contracts					$39,633	$27,365	$12,268

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.
dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At August 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%	Annually		3/21/23	1,364,972	CZK	$1,484
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually		3/21/23	928,227	CZK	859
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%	Annually		3/21/23	1,285,718	CZK	1,028
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually		3/21/23	3,372,503	CZK	2,255
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.84%	Annually		5/22/23	3,318,958	CZK	2,484
Receive Floating rate MIBOR
Pay Fixed rate 6.67%	Annually		6/20/23	6,471,391	INR	2,250
Receive Fixed rate 7.83%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	2,443,658	MXN	(848)
Receive Fixed rate 7.86%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	2,470,023	MXN	(703)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,876,889	MXN	(511)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,746,162	MXN	(381)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,524,379	MXN	(271)
Receive Fixed rate 7.92%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,596,217	MXN	(240)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	2,369,147	MXN	(245)
Receive Floating rate 3 Month JIBAR
Pay Fixed rate 7.93%	Quarterly		9/19/23	2,922,947	ZAR	794
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually		9/19/23	4,470,482	CZK	3,525
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.89%	Annually		9/19/23	4,852,473	CZK	3,715
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47	85,166	GBP	5,934
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually		2/28/67	71,000	GBP	9,642
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	27,000	GBP	2,063
Total Centrally Cleared Swap Contracts						32,834
OTC Swap Contracts		Counterparty
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23	219,367	MYR	(691)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23	222,359	MYR	(697)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23	484,902	MYR	(991)
Total OTC Swap Contracts						(2,379)
Total Interest Rate Swap Contracts						$30,455

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
JPHQ	JP Morgan Chase Bank, N.A.	AUD	Australian Dollar	CAC	Cotation Assistée en Continu
MSCO	Morgan Stanley & Co., LLC	CAD	Canadian Dollar	CBOT	Chicago Board of Trade
MSCS	Morgan Stanley Capital Services LLC	CHF	Swiss Franc	CLN	Credit Linked Note
		CNY	Chinese Yuan	CME	Chicago Mercantile Exchange
		CZK	Czech Koruna	DAX	Deutscher Aktienindex
		EGP	Egyptian Pound	DJIA	Dow Jones Industrial Average
		EUR	Euro	EAFE	Europe, Australasia & Far East
		GBP	British Pound	EURIBOR	Euro Interbank Offered Rate
		HUF	Hungarian Forint	FRN	Floating Rate Note
		INR	Indian Rupee	FTSE	Financial Times Stock Exchange
		JPY	Japanese Yen	JIBAR	Johannesburg InterBank Offered Rate
		MXN	Mexican Peso	JSE	Johannesburg Stock Exchange Index
		MYR	Malaysian Ringgit	KLIBOR	Kuala Lumpur InterBank Offered Rate
		NOK	Norwegian Krone	LIBOR	London InterBank Offered Rate
		NZD	New Zealand Dollar	MIBOR	Mumbai Interbank Offered Rate
		PLN	Polish Zloty	MSCI	Morgan Stanley Capital International
		SEK	Swedish Krona	OAT	Obligations Assimilables du Tresor
		USD	United States Dollar	OMX	Stockholm Stock Exchange
		ZAR	South African Rand	PRIBOR	Prague Interbank Offered Rate
				SPI	Swiss Performance Index
				TIIE	Interbank Equilibrium Interest Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange
				ULSD	Ultra-Low Sulfur Diesel

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2018 (unaudited)
Franklin K2 Long Short Credit Fund

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 2.8%
Biotechnology 0.1%
[a]Coherus Biosciences Inc.	United States	3,400	$68,510
Equity Real Estate Investment Trusts (REITs) 1.5%
[b]Northstar Realty Europe Corp.	United States	20,519	281,521
[c] Vici Properties Inc.	United States	56,865	1,189,047
			1,470,568
Independent Power & Renewable Electricity Producers 0.6%
[c]NRG Yield Inc., A	United States	29,776	586,289
Media 0.1%
[a]Postmedia Network Canada Corp.	Canada	56,068	56,713
Metals & Mining 0.0%†
Vedanta Ltd., ADR	India	4,386	56,053
Oil, Gas & Consumable Fuels 0.3%
[a]Seven Generations Energy Ltd.	Canada	22,510	264,945
Pharmaceuticals 0.0%†
[a]Sanofi, Contingent Value, rts., 12/31/20	France	26,594	14,361
Software 0.2%
[a]Dell Technologies Inc., V	United States	1,778	170,990
Total Common Stocks and Other Equity Interests
(Cost $2,413,538)			2,688,429

Preferred Stocks 0.1%
Thrifts & Mortgage Finance 0.1%
[a,c] FHLMC, 8.375%, pfd., Z	United States	5,717	36,246
[a]FNMA, 8.25%, pfd., S	United States	2,575	16,094
[a] FNMA, 8.25%, pfd., T	United States	2,275	14,105
Total Preferred Stocks (Cost $67,932)			66,445

		Principal
		Amount*

Convertible Bonds 2.7%
Energy Equipment & Services 0.9%
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	187,000	182,837
Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	716,000	671,951
			854,788
Equity Real Estate Investment Trusts (REITs) 0.4%
Colony Northstar Inc., senior note, 3.875%, 1/15/21	United States	95,000	90,155
[c,d]iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	353,000	344,273
			434,428
Independent Power & Renewable Electricity Producers 0.6%
[d] NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	217,000	217,271
[c]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	359,000	357,923
			575,194
Insurance 0.1%
[d]Greenlight Capital Re Ltd., senior note, 144A, 4.00%, 8/01/23	United States	74,000	71,955

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail 0.2%
[d]Wayfair Inc., senior note, 144A, 0.375%, 9/01/22	United States	144,000		$204,460
Media 0.2%
[d]Gannett Co. Inc., senior note, 144A, 4.75%, 4/15/24	United States	152,000		160,481
Metals & Mining 0.1%
Royal Gold Inc., senior note, 2.875%, 6/15/19	United States	146,000		147,741
Software 0.2%
[d] Avaya Holdings Corp., senior note, 144A, 2.25%, 6/15/23	United States	148,000		155,983
Total Convertible Bonds (Cost $2,576,380)				2,605,030

Corporate Bonds and Notes 38.9%
Banks 0.1%
[e]JP Morgan Structured Products BV, senior note, CLN (Egyptian Government),
Reg S, zero cpn., 11/01/18	Egypt	1,885,000	EGP	102,519
Commercial Services & Supplies 3.5%
[d]Harland Clarke Holdings Corp., 144A,
senior note, 9.25%, 3/01/21	United States	2,312,000		2,115,480
senior secured note, 8.375%, 8/15/22	United States	22,000		20,735
R.R. Donnelley & Sons Co.,
senior bond, 8.875%, 4/15/21	United States	21,000		22,811
[c]senior bond, 6.50%, 11/15/23	United States	376,000		381,170
[c]senior bond, 6.00%, 4/01/24	United States	312,000		318,240
senior bond, 6.625%, 4/15/29	United States	13,000		12,935
senior note, 7.625%, 6/15/20	United States	103,000		109,041
senior note, 7.875%, 3/15/21	United States	141,000		149,284
senior note, 7.00%, 2/15/22	United States	231,000		238,507
[d] Verscend Holding Corp., senior note, 144A, 9.75%, 8/15/26	United States	38,000		39,034
				3,407,237
Communications Equipment 0.3%
[c,d]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	265,000		246,119
Construction & Engineering 0.4%
Engility Corp., senior note, 8.875%, 9/01/24	United States	370,000		396,362
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	21,000		21,630
				417,992
Construction Materials 0.2%
[c,d] Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	218,000		223,515
Consumer Finance 1.2%
[d] Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	779,000		793,411
Navient Corp., senior note, 6.75%, 6/15/26	United States	385,000		378,744
				1,172,155
Diversified Financial Services 1.8%
[e]Citigroup Global Markets Holdings Inc., CLN (Egyptian Government),
Reg S, zero cpn., 10/25/18	Egypt	2,200,000	EGP	120,245
[d]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	795,000		679,725
senior secured note, first lien, 7.50%, 7/01/24	United States	932,000		922,680
				1,722,650
Diversified Telecommunication Services 2.4%
[d]Altice France SA, 144A,
senior secured note, 5.875%, 2/01/27	France	100,000	EUR	120,539
[c]senior secured note, 8.125%, 2/01/27	France	203,000		206,553

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp., senior note,
[c]10.50%, 9/15/22	United States	465,000		$411,525
11.00%, 9/15/25	United States	361,000		277,970
Hughes Satellite Systems Corp., senior secured note, 5.25%, 8/01/26	United States	111,000		106,560
[c,d]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%,
9/30/22	Luxembourg	1,046,000		1,218,590
				2,341,737
Electric Utilities 0.1%
[d,f]Vertiv Intermediate Holding Corp., senior note, 144A, PIK, 12.00%,
2/15/22	United States	90,000		91,913
Energy Equipment & Services 2.0%
[d] Hi-Crush Partners LP, senior note, 144A, 9.50%, 8/01/26	United States	118,000		113,575
[d]Transocean Inc., senior note, 144A,
9.00%, 7/15/23	United States	229,000		247,606
[c]7.50%, 1/15/26	United States	419,000		427,904
[d] Transocean Pontus Ltd., senior secured note, 144A, 6.125%, 8/01/25	United States	167,000		170,757
[d]USA Compression Partners LP / USA Compression Finance Corp., senior
note, 144A, 6.875%, 4/01/26	United States	51,000		52,721
[d]Weatherford International LLC, senior note, 144A, 9.875%, 3/01/25	United States	485,000		457,113
Weatherford International Ltd., senior note, 5.125%, 9/15/20	United States	425,000		423,938
				1,893,614
Equity Real Estate Investment Trusts (REITs) 0.8%
[d] AHP Health Partners Inc., senior note, 144A, 9.75%, 7/15/26	United States	535,000		563,087
iStar Inc., senior note, 5.25%, 9/15/22	United States	214,000		212,395
				775,482
Food & Staples Retailing 0.4%
[d]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%,
4/15/25	United States	18,000		15,232
[d]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	429,000		407,550
				422,782
Food Products 3.4%
[d]Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	1,206,000		1,151,730
[e]Deutsche Bank AG / London, CLN (Egyptian Government), Reg S, zero
cpn., 12/03/18	Egypt	5,225,000	EGP	281,016
[c,d]JBS USA LLC / Finance Inc., senior bond, 144A, 6.75%, 2/15/28	United States	1,940,000		1,864,825
				3,297,571
Health Care Providers & Services 0.6%
[d]CHS / Community Health Systems Inc., senior secured note, 144A,
8.625%, 1/15/24	United States	531,000		554,895
Hotels, Restaurants & Leisure 2.6%
[d]The Enterprise Development Authority, senior note, 144A, 12.00%,
7/15/24	United States	178,000		173,772
[d] Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	652,000		689,490
[c,d]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note,
second lien, 144A, 10.25%, 11/15/22	United States	193,000		210,370
[d] LHMC Finco Sarl, 144A, 6.25%, 12/20/23	Spain	169,000	EUR	202,594
[d]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	1,300,000		1,210,625
				2,486,851
Household Durables 1.1%
[d] K Hovnanian Enterprises Inc., secured note, 144A, 10.00%, 7/15/22	United States	1,009,000		1,014,045

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Independent Power & Renewable Electricity Producers 0.9%
[d] Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	796,000	$821,870
Insurance 0.0%†
[d] Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2	3
[d,g]Ambac LSNI LLC, senior secured note, 144A, FRN, 7.337%, (3-Month
USD LIBOR + 5.00%), 2/12/23	Cayman Islands	9	10
			13
Leisure Equipment & Products 0.7%
Mattel Inc.,
senior bond, 5.45%, 11/01/41	United States	127,000	102,870
[c,d]senior note, 144A, 6.75%, 12/31/25	United States	607,000	596,038
			698,908
Machinery 0.3%
[d]Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	173,000	180,785
Titan International Inc., senior secured note, 6.50%, 11/30/23	United States	66,000	65,010
			245,795
Media 8.1%
[d]Altice Luxembourg SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	599,000	579,533
[c,d]Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	370,000	364,450
[d]American Media Inc.,
secured note, second lien, 144A, 5.50%, 9/01/21	United States	305,508	305,126
sub. note, 144A, zero cpn., 3/01/22	United States	2,911,010	2,692,684
The McClatchy Co.,
senior bond, 6.875%, 3/15/29	United States	566,000	732,970
[d]senior secured note, 144A, 9.00%, 7/15/26	United States	1,521,000	1,562,828
[c,d,f]Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%,
7/15/23	Canada	538,542	646,250
[d]Univision Communications Inc., senior secured note, 144A, 5.125%,
2/15/25	United States	1,002,000	921,840
			7,805,681
Oil, Gas & Consumable Fuels 2.9%
[e,g]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S,
7.966%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	65,789	65,543
[d]Moss Creek Resources Holdings Inc., senior note, 144A, 7.50%, 1/15/26	United States	475,000	464,906
[d]Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A, 7.75%,
12/15/25	United States	58,000	58,554
Petrobras Global Finance BV, senior note,
6.125%, 1/17/22	Brazil	132,000	135,102
4.375%, 5/20/23	Brazil	207,000	194,890
6.25%, 3/17/24	Brazil	168,000	165,042
Petroleos Mexicanos, senior note,
4.875%, 1/24/22	Mexico	181,000	182,493
3.50%, 1/30/23	Mexico	136,000	128,500
4.625%, 9/21/23	Mexico	90,000	88,677
[d]Sable Permian Resources Land LLC / AEPB Finance Corp., 144A,
secured note, 8.00%, 6/15/20	United States	261,000	260,347
[c]senior secured note, first lien, 13.00%, 11/30/20	United States	800,000	888,000
Southwestern Energy Co., senior note, 4.10%, 3/15/22	United States	155,000	151,900
			2,783,954
Paper & Forest Products 2.1%
[c]Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	2,000,000	2,067,500

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Personal Products 0.7%
Avon Products Inc., senior note, 6.60%, 3/15/20	United Kingdom	623,000		$625,392
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 4.10%, 10/01/46	Israel	150,000		110,610
senior note, 2.80%, 7/21/23	Israel	226,000		200,202
				310,812
Specialty Retail 1.4%
Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	384,000		291,506
[d]PetSmart Inc., 144A
senior note, 8.875%, 6/01/25	United States	75,000		51,000
[c]senior secured note, first lien, 5.875%, 6/01/25	United States	1,234,000		1,007,253
				1,349,759
Wireless Telecommunication Services 0.6%
[e]Digicel Group Ltd., senior note, Reg S, 8.25%, 9/30/20	Jamaica	73,000		55,277
[e] Digicel Ltd., senior note, Reg S, 6.00%, 4/15/21	Jamaica	573,000		537,107
				592,384

Total Corporate Bonds and Notes (Cost $35,653,551)				37,473,145

Foreign Government and Agency Securities 5.0%
Government of Argentina,
3.75%, 2/08/19	Argentina	1,833,000	ARS	57,087
7.82%, 12/31/33	Argentina	108,712	EUR	103,671
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	313,282	EUR	193,321
[g]senior note, FRN, 32.223%, (ARPP7DRR), 6/21/20	Argentina	1,733,578	ARS	51,041
[e]senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	189,535
senior note, 5.625%, 1/26/22	Argentina	416,000		353,080
senior note, 4.625%, 1/11/23	Argentina	122,000		96,395
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	200,000		202,100
[e] Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		207,250
[e]Government of Hellenic Republic, senior bond, Reg S, 3.90%, 1/30/33	Greece	240,471	EUR	248,347
[e] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000		205,100
[e]Government of Russia, Reg S,
senior bond, 5.25%, 6/23/47	Russia	600,000		570,863
senior note, 5.00%, 4/29/20	Russia	100,000		101,945
senior note, 4.50%, 4/04/22	Russia	200,000		202,349
[e]Government of Saudi Arabia, Reg S, 2.375%, 10/26/21	Saudi Arabia	200,000		193,414
Government of South Africa,
5.50%, 3/09/20	South Africa	215,000		219,548
8.75%, 2/28/48	South Africa	6,826,493	ZAR	417,022
R186, 10.50%, 12/21/26	South Africa	9,990,604	ZAR	737,924
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	335,000		323,069
[e]National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000	INR	134,999
Total Foreign Government and Agency Securities
(Cost $5,323,298)				4,808,060

U.S. Government and Agency Securities 0.7%
U.S. Treasury Bond, 3.00%, 2/15/48	United States	291,000		289,590
U.S. Treasury Note, 2.50%, 3/31/23	United States	445,000		440,333
Total U.S. Government and Agency Securities (Cost $733,739)				729,923

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 35.5%
Capital Markets 0.1%
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	121,927	$116,738
Diversified Financial Services 15.9%
[h]Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.165%, 8/25/35	United States	134,635	133,507
Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	483,511	385,202
[d,i]Anchorage Capital CLO 6 Ltd., 2017-6A, DR, 144A, FRN, 5.889%, (3-
Month USD LIBOR + 3.55%), 7/15/30	United States	450,000	453,377
[d,i]Ashford Hospitality Trust, 2018-ASHF, D, 144A, FRN, 4.163%, (1-Month
USD LIBOR + 2.10%), 4/15/35	United States	750,000	755,554
[i]Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE1, M2,
FRN, 3.788%, (1-Month USD LIBOR + 1.73%), 4/15/31	United States	421,674	370,901
[i]Bear Stearns ALT-A Trust, 2004-6, B1, FRN, 4.915%, (1-Month USD
LIBOR + 2.85%), 7/25/34	United States	346,495	356,558
Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	601,472	580,290
Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	78,434	78,498
[d,i]CSMC Trust, 2017-CHOP, E, 144A, FRN, 5.363%, (1-Month USD LIBOR
+ 3.30%), 7/15/32	United States	121,000	121,961
[d,i]Goldenttree Loan Management US CLO 1 Ltd., 2017-1A, D, 144A, FRN,
5.698%, (3-Month USD LIBOR + 3.35%), 4/20/29	United States	500,000	501,712
[d,i]Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.648%, (3-Month USD
LIBOR + 3.30%), 1/20/30	United States	500,000	505,746
[i]GSAMP Trust, 2004-HE2, M2, FRN, 3.715%, (1-Month USD LIBOR +
1.65%), 9/25/34	United States	151,063	148,010
[d]GSMSC Pass-Through Trust, 144A, FRN,
[i]2009-4R, 2A3, 2.514%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	873,221	482,182
[h]2009-5R, 3A2, 5.50%, 10/26/35	United States	335,100	292,170
[d,i]Home Partners of America Trust, 144A, FRN,
2017-1, F, 5.599%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	504,540
2018-1, E, 3.91%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,191,378
[d,i]Hospitality Mortgage Trust, 2017-HIT, F, 144A, FRN, 6.583%, (1-Month
USD LIBOR + 4.50%), 5/08/30	United States	400,000	403,347
[h]Master Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 3.997%,
10/25/34	United States	661,855	388,971
[i]Morgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN, 4.24%, (1-
Month USD LIBOR + 2.18%), 7/25/34	United States	401,169	397,625
[i]National Collegiate Student Loan Trust, FRN,
2004-1, A3, 2.715%, (3-Month USD LIBOR + 0.38%), 6/25/29	United States	331,853	327,050
2007-1, A3, 2.305%, (1-Month USD LIBOR + 0.24%), 7/25/30	United States	902,947	890,758
2007-4, A3A2, 5.565%, (28 Day T-Bill), 3/25/38	United States	850,000	796,796
[d,i]Palmer Square CLO Ltd., 2017-1A, 144A, FRN, 5.812%, (3-Month USD
LIBOR + 3.50%), 5/21/29	United States	1,000,000	1,005,230
Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%, 4/25/36	United States	461,641	356,332
[d,h]Seasoned Credit Risk Transfer Trust, 144A, FRN,
2016-1, M2, 3.75%, 9/25/55	United States	500,000	457,644
2017-3, M1, 4.00%, 7/25/56	United States	350,000	342,953
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	933,333	930,601
[h]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 3.824%, 4/25/37	United States	146,870	123,340
[i]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 4.69%, (1-Month USD
LIBOR + 2.63%), 11/25/33	United States	163,607	143,954
[d]Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	995,000	968,961

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[d,i]Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.643%, (3-Month USD
LIBOR + 4.30%), 8/01/22	United States	949,582	$949,608
			15,344,756
Mortgage Real Estate Investment Trusts (REITs) 18.8%
[h]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.736%,
11/25/35	United States	215,782	192,924
[h]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 3.668%, 12/25/35	United States	353,838	347,724
2005-L, 1A1, 3.838%, 1/25/36	United States	242,045	220,460
2005-L, 3A1, 3.596%, 1/25/36	United States	416,393	395,973
[d,h]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.434%, 3/26/37	United States	461,674	404,727
[h]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 3.634%, 2/25/33	United States	4,993	4,656
2006-2, 4A1, 3.888%, 7/25/36	United States	75,377	68,848
[d,i]BX Trust, 2017-APPL, E, 144A, FRN, 5.213%, (1-Month USD LIBOR +
3.15%), 7/15/34	United States	1,627,872	1,640,681
Citigroup Mortgage Loan Trust, FRN,
[i]2004-OPT1, M4, 3.07%, (1-Month USD LIBOR + 1.01%), 10/25/34	United States	461,072	427,057
[h]2007-AR5, 2A1A, 3.789%, 4/25/37	United States	177,763	170,929
[d,i]2008-RR1, A1A1, 144A, 2.135%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	827,259	774,306
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	231,625	237,345
[i] 2005-IM1, A1, FRN, 2.665%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	198,309	190,338
2006-4CB, 2A3, 5.50%, 4/25/36	United States	103,984	102,828
CS First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	529,937	595,704
[h]2004-AR3, CB2, FRN, 3.86%, 4/25/34	United States	136,882	125,522
[d,i]2004-CF2, 2M2, 144A, FRN, 3.465%, (1-Month USD LIBOR + 1.40%),
5/25/44	United States	332,132	322,063
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	855,854	539,558
[d,h]FHLMC, 2018-SPI2, M2, 144A, FRN, 3.82%, 5/25/48	United States	350,000	323,713
[d,h]FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A, FRN,
4.00%, 8/25/56	United States	500,000	488,437
GSR Mortgage Loan Trust,
2004-6F, 2A4, 5.50%, 5/25/34	United States	236,376	243,875
2007-1F, 1A1, 5.00%, 12/25/35	United States	244,179	264,854
Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	168,677	169,916
[d,i]Hyatt Hotel Portfolio Trust, 2017-HYT2, F, 144A, FRN, 5.113%, (1-Month
USD LIBOR + 3.05%), 8/09/32	United States	625,000	629,868
[i]Impac CMB Trust, FRN,
2004-8, 3B, 4.69%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	187,069	181,128
2005-2, 2B, 4.54%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	161,470	154,631
2005-4, 2B1, 4.54%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	185,369	178,372
[i]IndyMac Home Equity Loan Asset-Backed Trust, 2001-A, AV, FRN,
2.585%, (1-Month USD LIBOR + 0.52%), 3/25/31	United States	725,376	708,853
[i]IndyMac INDX Mortgage Loan Trust, FRN,
2004-AR14, 2A1A, 2.785%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	849,569	742,771

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[i]IndyMac INDX Mortgage Loan Trust, FRN, (continued)
2005-16IP, A1, 2.705%, (1-Month USD LIBOR + 0.64%), 7/25/45	United States	275,465	$266,991
2006-AR12, A1, 2.255%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	140,813	130,948
2006-AR29, A2, 2.145%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	204,915	191,246
[h]JP Morgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.468%, 8/25/36	United States	452,857	371,516
2006-A7, 2A3, 3.687%, 1/25/37	United States	193,543	187,293
2007-A2, 2A1, 3.875%, 4/25/37	United States	293,530	282,068
JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP9, AM, 5.372%, 5/15/47	United States	159,006	159,436
[h]2007-LD11, AM, FRN, 6.184%, 6/15/49	United States	133,089	135,529
[d,i]2018-ASH8, F, 144A, FRN, 6.063%, (1-Month USD LIBOR + 4.00%),
2/15/35	United States	1,000,000	1,006,179
JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.764%, 1/25/37	United States	201,686	147,737
[h]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 4.067%,
10/25/32	United States	79,159	80,575
[d,i]Motel 6 Trust, 2017-MTL6, E, 144A, FRN, 5.313%, (1-Month USD LIBOR
+ 3.25%), 8/15/34	United States	1,164,673	1,176,193
[h]Provident Funding Mortgage Loan Trust, FRN,
2003-1, B1, 4.335%, 8/25/33	United States	81,556	77,343
2004-1, B1, 3.891%, 4/25/34	United States	50,697	47,843
[h]Rali Trust, FRN,
2005-QA2, NB1, 3.94%, 2/25/35	United States	86,075	77,279
2005-QA8, NB2, 4.039%, 7/25/35	United States	100,903	89,998
2005-QA8, NB3, 4.999%, 7/25/35	United States	52,418	42,874
[d]RCO Mortgage LLC, 2017-1, A2, 144A, 5.125%, 8/25/22	United States	250,000	251,082
[i]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN,
2.765%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	190,836
[h]Structured ARM Loan Trust, FRN,
2004-2, 1A1, 4.50%, 3/25/34	United States	145,391	145,247
2004-4, B1, 4.032%, 4/25/34	United States	493,906	456,792
[i]WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3, 2A1A, FRN,
2.508%, (1 Year CMT + 0.76%), 4/25/47	United States	74,946	74,359
[i]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B,
FRN, 2.145%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	376,003	281,624
[h]Washington Mutual MSC Mortgage Pass-Through Certificates Series
Trust, FRN,
2003-AR2, M, 3.409%, 5/25/33	United States	152,074	133,582
2003-AR3, B1, 3.921%, 6/25/33	United States	361,073	322,502
Wells Fargo Mortgage Backed Securities Trust,
[h]2004-G, B1, FRN, 4.423%, 6/25/34	United States	250,235	232,229
[h]2005-AR2, 2A2, FRN, 3.928%, 3/25/35	United States	97,394	99,904
2006-19, A4, 5.25%, 12/26/36	United States	313,696	314,503
2007-3, 3B1, 5.50%, 4/25/22	United States	367,619	340,865
			18,162,634
Thrifts & Mortgage Finance 0.7%
[d,h]FHLMC, 2018-SPI1, M2, 144A, FRN, 3.745%, 2/25/48	United States	693,000	631,689
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $33,605,793)			34,255,817

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of		Notional
	Country	Contracts	Amount#	Value

Options Purchased 0.1%
Calls – Exchange-Traded 0.0%†
Bed Bath & Beyond Inc., January Strike Price $22.50, Expires 1/18/19	United States	70	7,000	$3,220
Buckeye Partners LP, November Strike Price $45.00, Expires 11/16/18	United States	65	6,500	650
Buckeye Partners LP, February Strike Price $40.00, Expires 2/15/19	United States	8,500	8,500	6,375
The Macerich Co., September Strike Price $65.00, Expires 9/21/18	United States	32	3,200	320
Sinclair Broadcast Group Inc., September Strike Price $40.00, Expires
9/21/18	United States	161	16,100	966
Uniti Group Inc., September Strike Price $22.50, Expires 9/21/18	United States	29	2,900	1,015
				12,546
Puts – Exchange-Traded 0.1%
Coherus Biosciences Inc., November Strike Price $10.00, Expires
11/16/18	United States	37	3,700	832
Hi-Crush Partners LP, January Strike Price $10.00, Expires 1/18/19	United States	29	2,900	2,465
Hi-Crush Partners LP, January Strike Price $12.50, Expires 1/18/19	United States	45	4,500	9,900
International Business Machines Corp., January Strike Price $130.00,
Expires 1/18/19	United States	35	3,500	5,005
Kohl's Corp., January Strike Price $55.00, Expires 1/18/19	United States	44	4,400	3,036
Kohl's Corp., January Strike Price $70.00, Expires 1/18/19	United States	44	4,400	15,664
S&P 500 Index, September Strike Price $2,700.00, Expires 9/28/18	United States	24	2,400	12,000
S&P 500 Index, September Strike Price $2,750.00, Expires 9/28/18	United States	62	6,200	38,440
SPDR S&P 500 ETF Trust, October Strike Price $279.00, Expires
10/19/18	United States	111	11,100	18,093
Teva Pharmaceutical Industries Ltd., ADR, January Strike Price $15.00,
Expires 1/18/19	Israel	40	4,000	1,200
Teva Pharmaceutical Industries Ltd., ADR, January Strike Price $20.00,
Expires 1/18/19	Israel	41	4,100	4,387
Uniti Group Inc., September Strike Price $17.50, Expires 9/21/18	United States	146	14,600	3,796
				114,818

Total Options Purchased (Cost $217,527)				127,364

Total Investments before Short Term Investments
(Cost $80,591,758)				82,754,213

		Country	Shares

Short Term Investments 12.2%
Money Market Funds (Cost $9,372,033) 9.8%
[j]Fidelity Investments Money Market Funds, 1.86%	United States		9,372,033	9,372,033

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
			Principal
		Country	Amount*	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $2,335,312) 2.4%
[k] Joint Repurchase Agreement, 1.951%, 9/04/18 (Maturity Value $2,335,818)	United States		2,335,312	$2,335,312
BNP Paribas Securities Corp. (Maturity Value $1,017,692)
Deutsche Bank Securities Inc. (Maturity Value $173,248)
HSBC Securities (USA) Inc. (Maturity Value $1,144,878)
Collateralized by U.S. Government Agency Securities, 0.00% - 4.50%,
11/15/23 - 8/20/47; [l]U.S. Treasury Bill, 12/13/18 - 12/20/18; and U.S.
Treasury Note, 1.125% - 3.50%, 2/28/19 - 3/31/23 (valued at
$2,382,095)
Total Investments (Cost $92,299,103) 98.0%				94,461,558
Options Written (0.0)%†				(8,300)
Securities Sold Short (9.7)%				(9,384,000)
Other Assets, less Liabilities 11.7%				11,272,760
Net Assets 100.0%				$96,342,018

		Number of	Notional
	Country	Contracts	Amount#

Options Written (0.0)%†
Calls – Exchange-Traded (0.0)%†
The Macerich Co., September Strike Price $75.00, Expires 9/21/18	United States	32	3,200	(2,240)
Northstar Realty Europe Corp., September Strike Price $15.00, Expires
9/21/18	United States	156	15,600	(780)
				(3,020)
Puts – Exchange-Traded (0.0)%†
Buckeye Partners LP, November Strike Price $30.00, Expires 11/16/18	United States	64	6,400	(2,080)
Coherus Biosciences Inc., November Strike Price $12.50, Expires
11/16/18	United States	32	3,200	(3,200)
				(5,280)
Total Options Written (Premiums Received $23,910)				(8,300)

		Country	Shares

Securities Sold Short (9.7)%
Common Stocks (0.6)%
Energy Equipment & Services (0.0)%†
SEACOR Holdings Inc.	United States		894	(45,996)
Equity Real Estate Investment Trusts (REITs) (0.2)%
Seritage Growth Properties, A	United States		4,166	(214,466)
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Yield Inc., C	United States		1,218	(24,177)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares		Value

Securities Sold Short (continued)
Common Stocks (continued)
Insurance (0.0)%†
Greenlight Capital Re Ltd., A	United States	738		$(9,483)
Internet & Direct Marketing Retail (0.2)%
Wayfair Inc., A	United States	1,315		(177,749)
Professional Services (0.1)%
CoStar Group Inc.	United States	107		(47,311)
Software (0.1)%
Avaya Holdings Corp.	United States	4,021		(93,931)
Total Common Stocks (Proceeds $491,032)				(613,113)

		Principal
		Amount*

Convertible Bonds (Proceeds $28,135) (0.0)%†
Electrical Equipment (0.0)%†
SolarCity Corp., senior note, 1.625%, 11/01/19	United States	30,000		(27,477)

Corporate Bonds and Notes (8.6)%
Auto Components (0.2)%
[d]Drivetime Automotive Group Inc. / Bridgecrest Acceptance Corp., senior
secured note, 144A, 8.00%, 6/01/21	United States	155,000		(158,294)
Chemicals (0.7)%
[d]CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A,
9.25%, 6/15/23	United States	432,000		(462,240)
[e]K+S AG, Reg S,
senior bond, 3.00%, 6/20/22	Germany	83,000	EUR	(100,423)
senior note, 2.625%, 4/06/23	Germany	56,000	EUR	(66,435)
				(629,098)
Commercial Services & Supplies (0.1)%
APX Group Inc., senior note, 7.625%, 9/01/23	United States	64,000		(58,000)
Communications Equipment (0.1)%
[d]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	69,000		(68,655)
Construction & Engineering (0.1)%
[e]Astaldi SpA, senior note, Reg S, 7.125%, 12/01/20	Italy	140,000	EUR	(98,384)
Diversified Financial Services (0.3)%
[e]Garfunkelux Holdco 2 SA, secured note, Reg S, 11.00%, 11/01/23	Luxembourg	200,000	GBP	(257,515)
Diversified Telecommunication Services (0.4)%
[d]Frontier Communications Corp., secured note, 144A, 8.50%, 4/01/26	United States	300,000		(283,365)
Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	111,000		(106,560)
				(389,925)
Energy Equipment & Services (0.1)%
[d]Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	109,000		(112,406)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[d]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	20,000		(19,157)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Food & Staples Retailing (0.1)%
[e]Rallye SA, E, senior note, Reg S, 4.00%, 4/02/21	France	100,000	EUR	$(65,484)
Food Products (0.3)%
[d]TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	328,000		(333,330)
Health Care Providers & Services (0.9)%
[d]Air Medical Group Holdings Inc., senior note, 144A, 6.375%, 5/15/23	United States	58,000		(52,490)
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note,
144A, 5.75%, 8/01/22	United States	766,000		(718,125)
[d]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	67,000		(65,995)
				(836,610)
Hotels, Restaurants & Leisure (0.2)%
[d] Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	166,000		(154,588)
Internet Software & Services (0.7)%
[d] GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	719,000		(683,050)
Machinery (0.3)%
[e]Galapagos Holding SA, senior secured note, first lien, Reg S, 7.00%,
6/15/22	Luxembourg	117,000	EUR	(75,048)
[e]Loxam SAS, senior sub. note, Reg S, 6.00%, 4/15/25	France	151,000	EUR	(186,931)
				(261,979)
Media (1.3)%
[e] Altice Luxembourg SA, senior bond, Reg S, 6.25%, 2/15/25	Luxembourg	300,000	EUR	(333,527)
[d]Altice Luxembourg SA, senior bond, 144A, 7.625%, 2/15/25	Luxembourg	384,000		(356,368)
AMC Entertainment Holdings Inc., senior note, 5.75%, 6/15/25	United States	100,000		(97,438)
[d] MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	135,000		(121,669)
[d]Meredith Corp., senior note, 144A, 6.875%, 2/01/26	United States	156,000		(158,340)
[e] Tele Columbus AG, Reg S, 3.875%, 5/02/25	Germany	200,000	EUR	(207,248)
				(1,274,590)
Multiline Retail (0.1)%
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	89,000		(89,564)
Oil, Gas & Consumable Fuels (0.9)%
[d]California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	557,000		(501,996)
[e] Petroleos de Venezuela SA, Reg S, 8.50%, 10/27/20	Venezuela	87,750		(74,412)
Southwestern Energy Co., senior bond, 7.75%, 10/01/27	United States	311,000		(330,438)
				(906,846)
Pharmaceuticals (1.2)%
Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	122,000		(123,139)
Teva Pharmaceutical Finance Netherlands III BV, senior note, 6.75%,
3/01/28	Israel	1,004,000		(1,048,525)
				(1,171,664)
Specialty Retail (0.3)%
[d]Staples Inc., senior note, 144A, 8.50%, 9/15/25	United States	358,000		(339,169)
Wireless Telecommunication Services (0.3)%
[e]Digicel Group Ltd., senior note, Reg S, 7.125%, 4/01/22	Bermuda	565,000		(336,175)
Total Corporate Bonds and Notes (Proceeds $8,608,017)				(8,244,483)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Securities Sold Short (continued)
Foreign Government and Agency Securities
(Proceeds $429,521) (0.4)%
Italian Treasury Bond, senior bond, 2.00%, 2/01/28	Italy	349,000	EUR	$(365,885)

U.S. Government and Agency Securities
(Proceeds $133,920) (0.1)%
U.S. Treasury Note, 2.875%, 5/15/28	United States	133,000		(133,042)

Total Securities Sold Short (Proceeds $9,690,625)				$(9,384,000)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.
cA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At August 31, 2018, the aggregate value of these securities and/or cash pledged amounted to $13,650,418, representing 14.2% of net assets
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2018, the net value of these securities was $41,688,750, representing 43.3% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2018, the net value of these securities was $1,413,927, representing
1.5% of net assets.
fIncome may be received in additional securities and/or cash.
gThe coupon rate shown represents the rate at period end.
hAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
jThe rate shown is the annualized seven-day yield at period end.
kInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2018, all repurchase agreements had been entered into on that date.
lThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
						Value/Unrealized
			Number of	Notional		Expiration	Appreciation
Description		Type	Contracts	Amount*		Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini Index		Short	2	$290,210		9/21/18	$(9,375)
Interest Rate Contracts
Euro BUXL 30 Yr. Bond		Short	1	207,542		9/06/18	(5,852)
Euro-BTP		Short	1	142,378		9/06/18	2,591
U.S. Treasury Long Bond		Long	1	144,219		12/19/18	368
				494,139			(2,893)
Total Futures Contracts							$(12,268)

* As of period end.
At August 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts
Peruvian Nuevo Sol	JPHQ	Buy	559,364	169,772		9/14/18	$–	$(388)
Peruvian Nuevo Sol	JPHQ	Sell	559,364	170,543		9/14/18	1,158	–
Chinese Yuan	JPHQ	Buy	2,305,966	352,959		9/19/18	–	(16,087)
Chinese Yuan	JPHQ	Sell	4,024,393	616,956		9/19/18	29,042	–
Chinese Yuan	JPHQ	Sell	1,104,680	142,431	EUR	9/19/18	5,543	(1,362)
Czech Koruna	JPHQ	Sell	7,951,956	306,156	EUR	9/19/18	–	(2,358)
Euro	JPHQ	Buy	134,808	156,234		9/19/18	983	(515)
Euro	JPHQ	Sell	813,212	950,962		9/19/18	5,845	(156)
Euro	JPHQ	Sell	146,755	1,104,680	CNY	9/19/18	334	(9,540)
Euro	JPHQ	Sell	308,215	7,951,956	CZK	9/19/18	1,387	(1,422)
Indian Rupee	JPHQ	Buy	1,270,620	18,000		9/19/18	–	(126)
Indian Rupee	JPHQ	Sell	36,484,381	529,362		9/19/18	16,130	–
Mexican Peso	JPHQ	Buy	5,017,765	260,993		9/19/18	1,050	(207)
Mexican Peso	JPHQ	Sell	1,610,162	85,331		9/19/18	1,310	–
Russian Ruble	JPHQ	Buy	23,435,018	355,964		9/19/18	1,300	(10,740)
Russian Ruble	JPHQ	Sell	10,986,647	175,093		9/19/18	12,638	–
South African Rand	JPHQ	Buy	7,366,651	532,590		9/19/18	–	(32,598)
South African Rand	JPHQ	Sell	24,941,992	1,835,545		9/19/18	142,673	–
Turkish Lira	JPHQ	Buy	2,658,990	529,179		9/19/18	–	(128,812)
Turkish Lira	JPHQ	Sell	2,658,990	539,508		9/19/18	139,141	–
Argentine Peso	JPHQ	Buy	1,848,083	61,603		9/25/18	–	(12,940)
Argentine Peso	JPHQ	Sell	1,848,083	62,108		9/25/18	13,445	–
British Pound	JPHQ	Buy	90,000	118,266		9/28/18	–	(1,453)
British Pound	JPHQ	Sell	90,000	119,318		9/28/18	2,505	–
Canadian Dollar	JPHQ	Sell	380,000	290,492		9/28/18	662	(1,514)
Euro	JPHQ	Buy	650,000	797,842		9/28/18	–	(41,780)
Euro	JPHQ	Sell	1,210,000	1,475,913		9/28/18	69,162	(688)

Total Forward Exchange Contracts							$444,308	$(262,686)
Net unrealized appreciation (depreciation)							$181,622
*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency		Date	Amount[a]		Value	(Receipts) (Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	341,000		$2,889	$647	$2,242
Government of South Africa	(1.00%)	Quarterly		12/20/21	394,000		11,100	26,965	(15,865)
Government of South Africa	(1.00%)	Quarterly		6/20/22	376,000		13,225	19,788	(6,563)
Government of South Korea	(1.00%)	Quarterly		12/20/21	355,184		(7,919)	(10,020)	2,101
Government of South Korea	(1.00%)	Quarterly		12/20/22	50,290		(1,267)	(1,201)	(66)
Government of Turkey	(1.00%)	Quarterly		12/20/20	503,000		54,630	41,382	13,248
Government of Turkey	(1.00%)	Quarterly		6/20/21	159,000		20,020	10,950	9,070
Government of Turkey	(1.00%)	Quarterly		12/20/21	98,000		13,782	5,993	7,789
Government of Turkey	(1.00%)	Quarterly		6/20/22	6,000		927	316	611
Traded Index
CDX.NA.HY.25	(5.00%)	Quarterly		12/20/20	1,401,600		(91,530)	14,016	(105,546)
CDX.NA.HY.30	(5.00%)	Quarterly		6/20/23	500,000		(34,348)	(31,287)	(3,061)
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000		(3,777)	(33,432)	29,655	BB+
Government of Russia	1.00%	Quarterly		12/20/21	189,000		(2,350)	(7,019)	4,669	BB+
Government of South Africa	1.00%	Quarterly		12/20/22	184,000		(8,333)	(3,412)	(4,921	) BB+
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(22,962)	(6,150)	(16,812	) B+
Total Centrally Cleared Swap Contracts							$(55,913)	$27,536	$(83,449)
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	18,000	EUR	232	301	(69)
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	74,000	EUR	952	933	19
Altice Luxembourg S.A.	(5.00%)	Quarterly	JPHQ	12/20/22	94,000	EUR	1,210	1,952	(742)
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	6/20/23	66,000	EUR	1,863	153	1,710
Altice Luxembourg S.A.	(5.00%)	Quarterly	JPHQ	6/20/23	150,000	EUR	4,233	2,062	2,171
Altice Luxembourg S.A.	(5.00%)	Quarterly	JPHQ	6/20/23	75,000	EUR	2,117	2,222	(105)
Avis Budget Group, Inc.	(5.00%)	Quarterly	GSCO	12/20/22	234,000		(20,226)	(19,151)	(1,075)
Avis Budget Group, Inc.	(5.00%)	Quarterly	GSCO	12/20/22	150,000		(12,965)	(9,476)	(3,489)
Avis Budget Group, Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	78,000		(6,742)	(6,543)	(199)
Avis Budget Group, Inc.	(5.00%)	Quarterly	GSCO	12/20/22	47,000		(4,062)	(3,755)	(307)
Avis Budget Group, Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	75,000		(6,483)	(3,741)	(2,742)
Avis Budget Group, Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	101,000		(7,646)	(7,506)	(140)
Avon Products Inc	(5.00%)	Quarterly	JPHQ	3/20/20	307,000		(9,711)	(8,378)	(1,333)
Avon Products Inc	(5.00%)	Quarterly	BZWS	3/20/20	154,000		(4,872)	(4,019)	(853)
Avon Products Inc	(5.00%)	Quarterly	BZWS	3/20/20	77,000		(2,436)	(2,182)	(254)
Avon Products Inc	(5.00%)	Quarterly	JPHQ	3/20/20	77,000		(2,436)	(2,182)	(254)
Caterpillar Financial Services
Corp.	(1.00%)	Quarterly	JPHQ	6/20/21	618,000		(13,528)	1,468	(14,996)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts) (Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/22	47,000		$(2,706)	$(2,430)	$(276)
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/22	32,000		(1,842)	(1,560)	(282)
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	178,000		(7,499)	(9,427)	1,928
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	148,000		(6,235)	(5,131)	(1,104)
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	41,000		(1,727)	(1,507)	(220)
Dell Inc.	(1.00%)	Quarterly	BZWS	6/20/23	424,000		14,262	26,686	(12,424)
Ford Motor Co.	(5.00%)	Quarterly	GSCO	12/20/22	363,000		(55,397)	(59,752)	4,355
Ford Motor Credit Co. LLC .	(5.00%)	Quarterly	GSCO	12/20/22	187,000		(30,285)	(30,781)	496
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/22	15,000		3,744	3,684	60
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	17,000		4,244	4,756	(512)
Frontier Communications
Corp.	(5.00%)	Quarterly	BZWS	12/20/22	22,000		5,492	6,155	(663)
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/22	26,000		6,490	7,395	(905)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	49,000		12,231	13,211	(980)
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	56,000		13,979	15,918	(1,939)
Frontier Communications
Corp.	(5.00%)	Quarterly	BZWS	12/20/22	57,000		14,228	16,459	(2,231)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	75,000		18,721	19,123	(402)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	94,000		23,464	27,037	(3,573)
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	94,000		23,464	27,143	(3,679)
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	115,000		28,706	32,280	(3,574)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	6/20/23	65,000		18,202	15,672	2,530
Galapagos Holding SA	(5.00%)	Quarterly	GSCO	6/20/20	53,000	EUR	17,145	4,238	12,907
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/20	62,000		(2,594)	(282)	(2,312)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/20	59,000		(2,469)	–	(2,469)
The Hertz Corp.	(5.00%)	Quarterly	MSCO	6/20/22	22,000		1,157	3,279	(2,122)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	69,000		3,629	4,544	(915)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	42,000		2,209	4,707	(2,498)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/22	102,000		5,364	11,436	(6,072)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	30,000		2,329	2,524	(195)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	45,000		3,493	4,384	(891)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	105,000		8,150	8,364	(214)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	173,000		13,428	13,890	(462)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/23	29,000		2,881	4,423	(1,542)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/23	60,000		5,961	5,327	634
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/23	63,000		6,259	10,018	(3,759)
Honeywell International Inc.	(1.00%)	Quarterly	MSCO	12/20/22	403,000		(12,152)	(12,054)	(98)
Honeywell International Inc.	(1.00%)	Quarterly	JPHQ	6/20/23	220,000		(6,908)	(6,570)	(338)
Itochu Corporation	(1.00%)	Quarterly	GSCO	6/20/22	17,300,000	JPY	(4,692)	(3,921)	(771)
Itochu Corporation	(1.00%)	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(1,168)	(1,007)	(161)
JFE Holdings Inc.	(1.00%)	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,490)	(1,343)	(147)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)
	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts) (Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
JFE Holdings Inc.	(1.00%)	Quarterly	JPHQ	6/20/22	3,802,000	JPY	$(986)	$(903)	$(83)
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	25,000		5,080	4,578	502
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	44,000		8,941	6,480	2,461
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	62,000		12,599	12,441	158
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	99,000		20,117	16,806	3,311
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	103,000		20,930	17,625	3,305
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	75,000		89	552	(463)
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	75,000		89	649	(560)
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	226,000		498	1,859	(1,361)
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	162,000		192	2,496	(2,304)
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	162,000		192	3,448	(3,256)
Kohl's Corp.	(1.00%)	Quarterly	GSCO	6/20/23	324,000		383	6,493	(6,110)
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	(993)	(2,256)	1,263
Lloyds Bank PLC	(1.00%)	Quarterly	BOFA	12/20/22	196,000	EUR	(993)	(2,069)	1,076
Marubeni Corp.	(1.00%)	Quarterly	GSCO	6/20/22	27,269,000	JPY	(6,216)	(5,114)	(1,102)
Marubeni Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,434)	(1,247)	(187)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/20	28,000		(2,301)	1,502	(3,803)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/20	99,000		(8,135)	3,024	(11,159)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/20	139,000		(11,421)	9,124	(20,545)
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(333)	(564)	231
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(125)	(211)	86
Pitney Bowes Inc.	(1.00%)	Quarterly	BZWS	6/20/23	43,000		5,647	5,665	(18)
Pitney Bowes Inc.	(1.00%)	Quarterly	JPHQ	6/20/23	65,000		8,536	8,859	(323)
Pitney Bowes Inc.	(1.00%)	Quarterly	GSCO	6/20/23	72,000		9,455	9,718	(263)
Pitney Bowes Inc.	(1.00%)	Quarterly	MSCS	6/20/23	144,000		18,909	19,436	(527)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/19	10,000	EUR	2,642	276	2,366
Rallye SA	(5.00%)	Quarterly	BZWS	6/20/21	25,000	EUR	10,095	1,924	8,171
Rallye SA	(5.00%)	Quarterly	JPHQ	6/20/21	100,000	EUR	40,381	37,326	3,055
Sharp Corp.	(1.00%)	Quarterly	JPHQ	12/20/18	4,914,000	JPY	(174)	77	(251)
Transocean Inc.	(5.00%)	Quarterly	BZWS	6/20/22	2,000		(191)	59	(250)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/22	43,000		(4,108)	1,604	(5,712)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	98,000		(8,252)	(3,146)	(5,106)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	109,000		(9,178)	(2,492)	(6,686)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	34,000		(2,863)	(2,140)	(723)
Weatherford International Ltd.	(1.00%)	Quarterly	MSCS	6/20/21	25,000		3,125	3,604	(479)
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	25,000		3,125	3,685	(560)
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	25,000		3,125	3,844	(719)
Weatherford International Ltd.	(1.00%)	Quarterly	BZWS	6/20/21	37,000		4,625	5,027	(402)
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	37,000		4,625	5,350	(725)
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	37,000		4,625	5,414	(789)
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	37,000		4,625	5,430	(805)
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	37,000		4,625	5,769	(1,144)
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	37,000		4,625	6,217	(1,592)
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	61,000		7,624	6,902	722
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	61,000		7,624	7,180	444
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	61,000		7,624	7,682	(58)
Weatherford International Ltd.	(1.00%)	Quarterly	MSCS	6/20/21	62,000		7,749	10,138	(2,389)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts)	(Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d]
Single Name

Astaldi SpA	5.00%	Quarterly	GSCO	6/20/23	49,000	EUR	$(32,486)	$(20,834)	$(11,652	) CCC
Galapagos Holding SA	5.00%	Quarterly	GSCO	6/20/23	123,000	EUR	(63,955)	(27,892)	(36,063	) CCC+

Total OTC Swap Contracts							$119,945	$278,441	$(158,496)

Total Credit Default Swap Contracts							$64,032	$305,977	$(241,945)
[a]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b]Based on Standard and Poor's (S&P) Rating for single name swaps.
[c]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]The Fund enters contracts to sell protection to create a long credit position.

At August 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Value/Unrealized
		Payment			Maturity	Notional		Appreciation
Description		Frequency			Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month GBP-LIBOR
Pay Fixed rate 1.75%		Semi-Annually			3/21/20	1,012,000		$8,999
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75%		Semi-Annually			6/20/20	1,500,000		(3,906)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%		Annually			3/21/23	4,762,919	CZK	5,178
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%		Annually			3/21/23	1,690,199	CZK	1,566
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%		Annually			3/21/23	1,798,585	CZK	1,438
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%		Annually			3/21/23	7,291,583	CZK	4,876
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.84%		Annually			5/22/23	10,223,058	CZK	7,652
Receive Floating rate MIBOR
Pay Fixed rate 6.67%		Annually			6/20/23	13,265,333	INR	4,612
Receive Fixed rate 7.83%
Pay Floating rate 1 Month MXN TIIE		Monthly			9/13/23	6,063,043	MXN	(2,102)
Receive Fixed rate 7.86%
Pay Floating rate 1 Month MXN TIIE		Monthly			9/13/23	6,137,650	MXN	(1,747)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE		Monthly			9/13/23	4,661,493	MXN	(1,268)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE		Monthly			9/13/23	4,336,035	MXN	(945)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE		Monthly			9/13/23	3,834,360	MXN	(682)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Interest Rate Swap Contracts (continued)
							Value/Unrealized
	Payment		Maturity		Notional		Appreciation
Description	Frequency		Date		Amount*		(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed rate 7.92%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23		3,963,690	MXN		$(596)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23		3,262,659	MXN		(337)
Receive Floating rate 3 Month JIBAR
Pay Fixed rate 7.93%	Quarterly		9/19/23		7,103,363	ZAR		1,929
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually		9/19/23	11,119,590		CZK		8,767
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.89%	Annually		9/19/23	11,797,145		CZK		9,033
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.25%	Semi-Annually		6/20/28		1,100,000			(11,766)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47		156,995	GBP		10,938
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually		1/05/67		100,000	GBP		9,813
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually		2/28/67		21,000	GBP		2,852
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67		108,000	GBP		8,281
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.34%	Semi-Annually		12/14/67		18,000	GBP		1,945
Total Centrally Cleared Swap Contracts								64,530
OTC Swap Contracts	Counterparty
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23		511,748	MYR		(1,613)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23		518,950	MYR		(1,628)
Receive Floating rate 3 Month KLIBOR
Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23		1,221,199	MYR		(2,497)
Total OTC Swap Contracts								(5,738)
Total Interest Rate Swap Contracts								$58,792
*In U.S. dollars unless otherwise indicated.

At August 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

								Value/Unrealized
		Payment Counter-			Maturity		Notional	Appreciation
Underlying Instrument	Financing Rate	Frequency		party	Date		Value	(Depreciation)

OTC Swap Contracts

Credit Contracts - Short[a]
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		JPHQ	9/20/18		$269,000	$(6,359)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		JPHQ	9/20/18		246,000	(7,154)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		JPHQ	9/20/18		245,000	(2,439)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		JPHQ	9/20/18		491,000	(4,610)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		MSCS	9/20/18		125,000	(2,955)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		MSCS	9/20/18		217,000	(2,078)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Quarterly		GSCO	9/25/18		254,000	(2,433)

								(28,028)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)
						Value/Unrealized
		Payment	Counter-	Maturity	Notional	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value	(Depreciation)

OTC Swap Contracts (continued)
Equity Contracts - Long[b]
Buckeye Partners LP	1-Month LIBOR + 0.85%	Monthly	BZWS	2/28/19	$588,848	$(105,751)
Buckeye Partners LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	6/10/19	30,923	(2,151)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	3/13/19	65,416	3,044
Energy Transfer Partners LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	9/06/19	139,328	14,170
Northstar Realty Europe Corp.	1-Month LIBOR + 0.65%	Monthly	GSCO	3/14/19	26,951	7,157
NRG Yield Inc., C	1-Month LIBOR + 0.40%	Monthly	JPHQ	7/12/19	20,797	3,770
Suncoke Energy Partners LP	1-Month LIBOR + 2.50%	Monthly	MSCS	6/02/20	94,074	(3,226)

						(82,987)

Total Return Swap Contracts						$(111,015)

aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.
bThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations
Counterparty		Currency		Selected Portfolio		Index
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	CDX North
BZWS	Barclays Bank PLC	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage		America High
GSCO	Goldman Sachs International	CZK	Czech Koruna	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate		Yield
JPHQ	JP Morgan Chase Bank, N.A.	EGP	Egyptian Pound	CLN	Credit Linked Note
MSCO	Morgan Stanley & Co., LLC	EUR	Euro	CLO	Collateralized Loan Obligation
MSCS	Morgan Stanley Capital	GBP	British Pound	CMT	1 year Constant Maturity Treasury Index
	Services LLC	INR	Indian Rupee	ETF	Exchange Traded Fund
		JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
		MXN	Mexican Peso	FNMA	Federal National Mortgage Association
		MYR	Malaysian Ringgit	FRN	Floating Rate Note
		USD	United States Dollar	JIBAR	Johannesburg InterBank Agreed Rate
		ZAR	South African Rand	KLIBOR	Kuala Lumpur InterBank Offered Rate
				LIBOR	London InterBank Offered Rate
				MIBOR	Mumbai InterBank Offered Rate
				PIK	Payment In-Kind
				PRIBOR	Prague InterBank Offered Rate
				REIT	Real Estate Investment Trust
				SPDR	S&P Depositary Receipt
				TIIE	Interbank Equilibrium Interest Rate

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund are included in this report.

The following summarizes the Funds’ significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.

Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. UNFUNDED LOAN COMMITMENTS

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At August 31, 2018, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin K2 Alternative Strategies Fund
Energizer Holdings Inc., Term Loan B	$30,000
GFL Environmental Inc., Term Loan	11,077
Marriott Ownership Resort Inc., Term Loan B	45,000
SS&C Technologies Inc., Term Loan B-5	101,175
$187,252

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.64%	10,700,000	25,155,000	(26,844,000)	9,011,000	$9,011,000	$33,942	$ —	$ —

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At August 31, 2018, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2

Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At August 31, 2018, the Funds’ investments in the K2 Subsidiaries were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Name[a]	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,183,846,525	$20,052,348	1.7%
Franklin K2 Global Macro Opportunities Fund	K2 GMOF Holdings Corp.	$23,194,459	$5,408,263	23.3%
[a] The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$584,928,144	$771	$		–[b]	$584,928,915
Exchange Traded Funds	895,656	–			–	895,656
Convertible Preferred Stocks	–	88,960			–	88,960
Preferred Stocks	298,814	–			4	298,818
Convertible Bonds	–	72,195,750			–	72,195,750
Corporate Bonds and Notes	–	158,237,503			–	158,237,503
Corporate Bonds and Notes in Reorganization	–	13,440,613			–	13,440,613
Senior Floating Rate Interests	–	12,038,589			–	12,038,589
Foreign Government and Agency Securities	–	25,772,565			–	25,772,565
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	23,404,699			–	23,404,699
Options Purchased	2,432,318	20,193			–	2,452,511
Short Term Investments	216,744,243	15,064,332			–	231,808,575
Total Investments in Securities	$805,299,175	$320,263,975			$4	$1,125,563,154
Other Financial Instruments:
Futures Contracts	$3,666,688	$–			$–	$3,666,688
Forward Exchange Contracts	–	4,329,010			–	4,329,010
Swap Contracts	–	9,928,044			–	9,928,044
Unfunded Loan Commitments	–	1,222			–	1,222
Total Other Financial Instruments	$3,666,688	$14,258,276			$–	$17,924,964

Liabilities:
Other Financial Instruments:
Options Written	$164,812	$5,429			$–	$170,241
Securities Sold Short[a]	247,149,037	24,131,792			–	271,280,829
Futures Contracts	7,789,888	–			–	7,789,888
Forward Exchange Contracts	–	3,655,229			–	3,655,229
Swap Contracts	–	4,969,014			–	4,969,014
Total Other Financial Instruments	$255,103,737	$32,761,464			$–	$287,865,201

	Level 1	Level 2		Level 3		Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$–	$779,610			$–	$779,610
Foreign Government and Agency Securities	–	1,566,279			–	1,566,279
Short Term Investments	18,852,970	–			–	18,852,970
Total Investments in Securities	$18,852,970	$2,345,889			$–	$21,198,859
Other Financial Instruments:
Futures Contracts	$653,968	$–			$–	$653,968
Forward Exchange Contracts	–	487,572			–	487,572
Swap Contracts	–	78,254			–	78,254
Total Other Financial Instruments	$653,968	$565,826			$–	$1,219,794
Liabilities:
Other Financial Instruments:
Futures Contracts	$319,142	$–			$–	$319,142
Forward Exchange Contracts	–	392,176			–	392,176
Swap Contracts	–	35,531			–	35,531
Total Other Financial Instruments	$319,142	$427,707			$–	$746,849

				Level 1			Level 2	Level 3			Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests				$2,688,429			$–		$–		$2,688,429
Preferred Stocks					66,445		–		–		66,445
Convertible Bonds					–		2,605,030		–		2,605,030
Corporate Bonds and Notes					–		37,473,145		–		37,473,145
Foreign Government and Agency Securities					–		4,808,060		–		4,808,060
Asset-Backed Securities and Commercial Mortgage-Backed Securities					–		34,255,817		–		34,255,817
Options Purchased					127,364		–		–		127,364
U.S. Government and Agency Securities					–		729,923		–		729,923
Short Term Investments				9,372,033			2,335,312		–		11,707,345
Total Investments in Securities				$12,254,271			$82,207,287		$–		$94,461,558
Other Financial Instruments:
Futures Contracts					$2,959		$–		$–		$2,959
Forward Exchange Contracts					–		444,308		–		444,308
Swap Contracts					–		239,366		–		239,366
Total Other Financial Instruments					$2,959		$683,674		$–		$686,633
Liabilities:
Other Financial Instruments:
Options Written					$8,300		$–		$–		$8,300
Securities Sold Short[a]					613,113		8,770,887		–		9,384,000
Futures Contracts					15,227		–		–		15,227
Forward Exchange Contracts					–		262,686		–		262,686
Swap Contracts					–		533,534		–		533,534
Total Other Financial Instruments					$636,640		$9,567,107		$–		$10,203,747

[a] For detailed categories, see the accompanying Consolidated Statements of Investments.
[b] Includes securities determined to have no value at August 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At August 31, 2018, the reconciliation of assets, is as follows:

											Net Change in
											Unrealized
											Appreciation
	Balance at			Transfer			Net	Net Unrealized	Balance at		(Depreciation)
	Beginning			Into (Out	Cost Basis		Realized	Appreciation		End of	on Assets Held
	of Period	Purchases	Sales	of) Level 3	Adjustments[a]		Gain (Loss)	(Depreciation)		Period	at Period End

Assets:
Investments in Securities:
Common Stocks and Other
Equity Interests	$749,970	$-	$(378,140)	$-	$(371,830)		$191,404	$(191,404)		$-	$-
Preferred Stocks	298,900	-	(298,850)	-		-	(50)	-		-	-
Asset-Backed Securities and
Commercial Mortgage-
Backed Securities	421,168	-	-	(389,536)		-	(5,796)	(25,836)		-	-

Total Investments in Securities	$1,470,038	$-	$(676,990)	$(389,536)	$(371,830)		$185,558	$(217,240)		$-	$-

[a] May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Level 3 investments in securities include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 25, 2018

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 25, 2018